UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Intermediate Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	-1.50%	2.31%	4.30%
Class T (incl. 2.75% sales charge)	-1.38%	2.25%	4.21%
Class B (incl. contingent deferred sales charge) A	-2.31%	2.25%	4.27%
Class C (incl. contingent deferred sales charge) B	-0.43%	2.05%	3.72%

A Class B shares bear a 0.90% 12b-1 fee. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares bear a 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Intermediate Bond Fund - Class A on August 31, 1998 and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Intermediate U.S. Government/Credit Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity® Advisor Intermediate Bond Fund

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. Bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - fell 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 1.28%, 1.41%, 0.60% and 0.54%, respectively (excluding sales charges), and the Lehman Brothers Intermediate U.S. Government/Credit Index rose 6.05%. As I review performance, I'll address the aggregate of my direct investments and those I made in Fidelity fixed-income central funds. Underweighting index-topping U.S. Treasuries and government agency securities and overweighting weak securitized bonds accounted for the bulk of the fund's underperformance. Specifically, holdings in asset-backed securities (ABS) backed by subprime mortgages and commercial mortgage-backed securities (CMBS) - sectors not included in the index - caused most of the damage. A sizable portion of our exposure to these segments was through Fidelity Ultra-Short Central Fund. Having a modest stake in other ABS also detracted. By period end, I significantly reduced the fund's exposure to Ultra-Short Central and to securitized bonds I had owned directly. Overweighting corporate bonds hurt because they lagged the index, although we enjoyed good security selection there. In contrast, an out-of-index exposure to Treasury Inflation-Protected Securities (TIPS) helped. Another plus was yield-curve positioning, as we overweighted better-performing intermediate bonds and underweighted lagging long-term issues. To manage the fund's yield-curve positioning, I used interest rate swaps - contracts that usually involve the exchange of fixed-rate interest payments for floating-rate payments. Elsewhere, out-of-benchmark picks in the prime mortgage sector worked to our advantage.

During the past year, the fund's Institutional Class shares returned 1.71% and the Lehman Brothers Intermediate U.S. Government/Credit Index rose 6.05%. As I review performance, I'll address the aggregate of my direct investments and those I made in Fidelity fixed-income central funds. Underweighting index-topping U.S. Treasuries and government agency securities and overweighting weak securitized bonds accounted for the bulk of the fund's underperformance. Specifically, holdings in asset-backed securities (ABS) backed by subprime mortgages and commercial mortgage-backed securities (CMBS) - sectors not included in the index - caused most of the damage. A sizable portion of our exposure to these segments was through Fidelity Ultra-Short Central Fund. Having a modest stake in other ABS also detracted. By period end, I significantly reduced the fund's exposure to Ultra-Short Central and to securitized bonds I had owned directly. Overweighting corporate bonds hurt because they lagged the index, although we enjoyed good security selection there. In contrast, an out-of-index exposure to Treasury Inflation-Protected Securities (TIPS) helped. Another plus was yield-curve positioning, as we overweighted better-performing intermediate bonds and underweighted lagging long-term issues. To manage the fund's yield-curve positioning, I used interest rate swaps - contracts that usually involve the exchange of fixed-rate interest payments for floating-rate payments. Elsewhere, out-of-benchmark picks in the prime mortgage sector worked to our advantage.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 980.70	$ 4.28
HypotheticalA	$ 1,000.00	$ 1,020.81	$ 4.37
Class T
Actual	$ 1,000.00	$ 981.00	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,021.01	$ 4.17
Class B
Actual	$ 1,000.00	$ 977.40	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,017.44	$ 7.76
Class C
Actual	$ 1,000.00	$ 977.10	$ 7.90
HypotheticalA	$ 1,000.00	$ 1,017.14	$ 8.06
Institutional Class
Actual	$ 1,000.00	$ 982.50	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.52	$ 2.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.86%
Class T	.82%
Class B	1.53%
Class C	1.59%
Institutional Class	.52%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Government and U.S. Government Agency Obligations 39.3%	U.S. Government and U.S. Government Agency Obligations 41.4%
AAA 14.1%	AAA 13.0%
AA 8.2%	AA 6.1%
A 10.8%	A 10.1%
BBB 20.1%	BBB 17.7%
BB and Below 4.5%	BB and Below 4.1%
Not Rated 0.3%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	4.5	4.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	4.0	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008 *		As of February 29, 2008 **
	Corporate Bonds 39.2%		Corporate Bonds 32.7%
	U.S. Government and U.S. Government Agency Obligations 39.3%		U.S. Government and U.S. Government Agency Obligations 41.4%
	Asset-Backed Securities 5.3%		Asset-Backed Securities 6.1%
	CMOs and Other Mortgage Related Securities 13.1%		CMOs and Other Mortgage Related Securities 12.3%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	10.1%	** Foreign investments	10.0%
* Futures and Swaps	18.7%	** Futures and Swaps	18.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.0%
Newell Rubbermaid, Inc. 6.25% 4/15/18	$ 385,000	$ 348,363
Media - 0.5%
Time Warner Cable, Inc.:
5.85% 5/1/17	1,328,000	1,267,674
6.75% 7/1/18	1,250,000	1,261,985
Univision Communications, Inc. 3.875% 10/15/08	1,680,000	1,656,900
Viacom, Inc. 6.125% 10/5/17	905,000	851,539
		5,038,098
TOTAL CONSUMER DISCRETIONARY		5,386,461
CONSUMER STAPLES - 0.9%
Beverages - 0.2%
Diageo Capital PLC 5.75% 10/23/17	1,678,000	1,663,078
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (j)	2,510,000	2,130,363
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	867,000	851,627
Kraft Foods, Inc. 6.125% 2/1/18	1,012,000	993,881
		1,845,508
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13	851,000	843,024
5.65% 5/16/18	807,000	793,931
Reynolds American, Inc. 7.25% 6/15/37	1,575,000	1,552,295
		3,189,250
TOTAL CONSUMER STAPLES		8,828,199
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 5.15% 3/15/13	1,345,000	1,329,499
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp. 6.45% 9/15/36	540,000	496,318
Gazstream SA 5.625% 7/22/13 (c)	1,685,785	1,652,069
Nexen, Inc. 6.4% 5/15/37	1,015,000	910,383
NGPL PipeCo LLC 6.514% 12/15/12 (c)	800,000	811,557
Petro-Canada:
6.05% 5/15/18	435,000	421,212
6.8% 5/15/38	285,000	271,130
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18	$ 975,000	$ 968,258
TEPPCO Partners LP 6.65% 4/15/18	588,000	591,660
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,138,000	1,110,119
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	525,000	525,000
Valero Energy Corp. 6.625% 6/15/37	745,000	657,349
		8,415,055
TOTAL ENERGY		9,744,554
FINANCIALS - 4.5%
Capital Markets - 0.6%
BlackRock, Inc. 6.25% 9/15/17	1,720,000	1,689,353
Goldman Sachs Group, Inc. 6.75% 10/1/37	1,280,000	1,126,212
Lehman Brothers Holdings, Inc. 6.875% 5/2/18	760,000	707,579
Merrill Lynch & Co., Inc.:
6.15% 4/25/13	360,000	341,149
6.875% 4/25/18	62,000	57,103
Northern Trust Corp. 5.5% 8/15/13	215,000	218,736
UBS AG Stamford Branch 5.75% 4/25/18	1,420,000	1,359,436
		5,499,568
Commercial Banks - 0.9%
American Express Bank FSB 5.5% 4/16/13	1,861,000	1,762,514
Credit Suisse First Boston 6% 2/15/18	1,505,000	1,443,977
HBOS PLC 6.75% 5/21/18 (c)	1,040,000	939,271
Standard Chartered Bank 6.4% 9/26/17 (c)	2,781,000	2,632,139
Wells Fargo & Co. 5.625% 12/11/17	2,063,000	1,982,914
		8,760,815
Consumer Finance - 1.2%
American General Finance Corp. 6.9% 12/15/17	960,000	769,020
General Electric Capital Corp.:
4.8% 5/1/13	5,300,000	5,240,672
5.625% 9/15/17	1,130,000	1,104,459
6.375% 11/15/67 (j)	1,700,000	1,557,003
SLM Corp.:
2.94% 7/27/09 (j)	531,000	503,233
2.96% 7/26/10 (j)	2,025,000	1,825,311
4% 1/15/09	465,000	461,499
4.5% 7/26/10	1,025,000	932,492
		12,393,689
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.3%
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	$ 670,000	$ 671,919
International Lease Finance Corp. 5.65% 6/1/14	310,000	259,789
TECO Finance, Inc. 7% 5/1/12	1,500,000	1,515,554
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	805,000	693,486
		3,140,748
Insurance - 0.5%
American International Group, Inc. 5.85% 1/16/18	1,715,000	1,444,028
Pacific Life Global Funding 5.15% 4/15/13 (c)	840,000	840,501
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	3,000,000	2,736,099
The Chubb Corp. 5.75% 5/15/18	415,000	398,185
		5,418,813
Real Estate Investment Trusts - 0.5%
Duke Realty LP:
5.4% 8/15/14	530,000	485,588
5.875% 8/15/12	90,000	88,557
5.95% 2/15/17	110,000	101,336
6.25% 5/15/13	1,550,000	1,528,503
6.5% 1/15/18	855,000	797,600
Liberty Property LP 6.625% 10/1/17	735,000	686,044
UDR, Inc. 5.5% 4/1/14	1,470,000	1,385,866
		5,073,494
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	270,000	240,474
5.5% 10/1/12	395,000	379,014
5.75% 6/15/17	790,000	712,074
		1,331,562
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13	1,500,000	1,451,730
5.65% 5/1/18	1,500,000	1,383,767
Credit Suisse First Boston (New York Branch) 5% 5/15/13	712,000	693,506
		3,529,003
TOTAL FINANCIALS		45,147,692
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	$ 930,000	$ 965,966
6.45% 9/15/37	695,000	712,739
		1,678,705
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (c)	1,575,000	1,512,000
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 7.324% 4/15/11	500,000	455,000
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	2,520,000	2,375,100
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	555,510	547,177
7.186% 10/1/12	1,381,472	1,362,477
		4,739,754
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	3,100,000	2,995,952
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	310,000	303,747
TOTAL INDUSTRIALS		9,551,453
MATERIALS - 0.1%
Metals & Mining - 0.1%
Rio Tinto Finance Ltd. 6.5% 7/15/18	780,000	784,769
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. 6.1% 4/15/18	700,000	698,234
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	230,000	209,875
TOTAL TELECOMMUNICATION SERVICES		908,109
UTILITIES - 1.5%
Electric Utilities - 0.9%
Commonwealth Edison Co.:
5.4% 12/15/11	927,000	937,122
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co.: - continued
5.8% 3/15/18	$ 1,300,000	$ 1,266,242
Duke Energy Carolinas LLC 5.25% 1/15/18	710,000	704,054
EDP Finance BV 6% 2/2/18 (c)	1,295,000	1,284,468
Enel Finance International SA 6.25% 9/15/17 (c)	679,000	688,607
Nevada Power Co. 6.5% 5/15/18	3,950,000	3,950,000
		8,830,493
Independent Power Producers & Energy Traders - 0.4%
PPL Energy Supply LLC:
6.3% 7/15/13	2,000,000	2,022,960
6.5% 5/1/18	865,000	842,930
TXU Corp. 5.55% 11/15/14	1,645,000	1,283,100
		4,148,990
Multi-Utilities - 0.2%
CMS Energy Corp. 6.55% 7/17/17	1,740,000	1,654,161
TOTAL UTILITIES		14,633,644
TOTAL NONCONVERTIBLE BONDS (Cost $100,741,722)		96,663,586
U.S. Government and Government Agency Obligations - 19.4%

U.S. Government Agency Obligations - 6.0%
Fannie Mae:
4.375% 7/17/13	4,850,000	4,910,868
5% 2/16/12	28,035,000	29,155,082
Freddie Mac 5.25% 7/18/11 (e)	24,105,000	25,232,126
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		59,298,076
U.S. Treasury Inflation Protected Obligations - 7.8%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (e)	33,384,570	34,601,104
2% 7/15/14	30,172,220	31,325,884
2.625% 7/15/17	10,554,300	11,436,849
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		77,363,837
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 5.6%
U.S. Treasury Notes:
3.375% 6/30/13 (b)	$ 29,272,000	$ 29,683,623
4.25% 8/15/14	25,000,000	26,417,975
TOTAL U.S. TREASURY OBLIGATIONS		56,101,598
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $187,840,995)		192,763,511
U.S. Government Agency - Mortgage Securities - 13.0%

Fannie Mae - 7.7%
3.711% 10/1/33 (j)	130,507	131,522
3.74% 10/1/33 (j)	109,098	109,769
3.75% 9/1/33 (j)	440,265	446,557
3.75% 1/1/34 (j)	109,735	111,056
3.778% 6/1/34 (j)	629,364	629,950
3.914% 7/1/35 (j)	444,003	444,475
3.986% 10/1/18 (j)	67,034	67,813
4% 8/1/18	2,483,222	2,381,121
4.1% 8/1/33 (j)	159,785	159,976
4.103% 10/1/33 (j)	2,414,841	2,454,937
4.171% 1/1/35 (j)	258,749	260,199
4.235% 1/1/34 (j)	317,411	320,904
4.25% 2/1/35 (j)	133,331	134,333
4.263% 10/1/33 (j)	49,098	49,507
4.295% 1/1/35 (j)	125,040	125,342
4.302% 5/1/33 (j)	30,759	30,820
4.307% 3/1/33 (j)	60,739	61,187
4.328% 1/1/35 (j)	152,398	153,651
4.331% 7/1/35 (j)	400,025	400,499
4.366% 2/1/34 (j)	236,298	239,078
4.39% 2/1/35 (j)	231,427	233,532
4.39% 6/1/35 (j)	469,326	472,439
4.402% 4/1/33 (j)	250,829	251,101
4.402% 12/1/33 (j)	5,279,167	5,301,324
4.408% 5/1/35 (j)	662,350	666,558
4.42% 8/1/34 (j)	325,128	328,585
4.426% 5/1/35 (j)	70,799	71,239
4.429% 3/1/35 (j)	197,576	199,106
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.435% 6/1/35 (j)	$ 515,224	$ 518,622
4.479% 3/1/35 (j)	453,805	456,124
4.493% 2/1/35 (j)	1,679,691	1,695,418
4.499% 3/1/35 (j)	423,564	427,468
4.499% 5/1/35 (j)	312,154	314,375
4.5% 4/1/20 to 3/1/35	1,950,283	1,852,331
4.502% 7/1/35 (j)	49,686	50,022
4.553% 11/1/34 (j)	365,359	367,892
4.562% 2/1/35 (j)	1,365,906	1,380,637
4.579% 6/1/33 (j)	38,753	38,993
4.591% 2/1/35 (j)	346,372	349,678
4.605% 10/1/35 (j)	42,030	42,516
4.648% 2/1/35 (j)	3,255,368	3,282,202
4.654% 11/1/34 (j)	421,111	425,616
4.691% 10/1/34 (j)	455,664	459,253
4.7% 12/1/34 (j)	280,124	282,499
4.702% 7/1/34 (j)	350,097	353,371
4.731% 10/1/35 (j)	288,538	290,900
4.776% 4/1/35 (j)	48,348	48,726
4.777% 12/1/34 (j)	119,616	120,659
4.813% 11/1/34 (j)	359,352	362,962
4.84% 2/1/35 (j)	432,236	433,574
4.86% 10/1/34 (j)	1,488,128	1,502,520
4.872% 8/1/34 (j)	87,779	88,232
4.912% 2/1/35 (j)	33,443	33,686
4.939% 8/1/34 (j)	1,155,272	1,167,826
4.972% 7/1/34 (j)	54,069	54,684
4.986% 4/1/33 (j)	15,871	15,952
5.059% 9/1/34 (j)	938,660	949,420
5.093% 9/1/34 (j)	120,304	121,710
5.096% 7/1/34 (j)	2,948,829	2,980,856
5.098% 8/1/33 (j)	137,006	137,918
5.107% 1/1/36 (j)	852,251	865,265
5.13% 5/1/35 (j)	475,360	481,730
5.148% 5/1/35 (j)	1,341,304	1,359,544
5.185% 3/1/35 (j)	60,898	61,696
5.189% 5/1/35 (j)	83,641	84,542
5.195% 5/1/35 (j)	1,544,408	1,566,270
5.216% 4/1/36 (j)	1,647,915	1,658,839
5.242% 11/1/36 (j)	496,648	506,530
5.259% 2/1/33 (j)	106,170	106,615
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.281% 3/1/35 (j)	$ 73,923	$ 74,515
5.305% 12/1/34 (j)	164,026	166,101
5.341% 3/1/35 (j)	706,978	710,027
5.347% 2/1/36 (j)	161,275	163,085
5.384% 3/1/35 (j)	32,082	32,427
5.462% 2/1/36 (j)	2,312,670	2,347,855
5.5% 9/1/10 to 12/1/14	1,817,035	1,852,005
5.528% 11/1/36 (j)	866,916	881,881
5.574% 1/1/36 (j)	702,696	714,599
5.616% 7/1/37 (j)	364,257	370,744
5.8% 1/1/36 (j)	484,116	493,536
5.819% 3/1/36 (j)	1,512,446	1,544,226
5.82% 7/1/46 (j)	4,136,975	4,228,803
5.945% 2/1/35 (j)	27,874	28,217
6% 5/1/16 to 4/1/17	651,075	671,355
6.028% 4/1/36 (j)	284,896	291,493
6.052% 1/1/35 (j)	96,885	97,824
6.057% 3/1/33 (j)	49,306	49,770
6.214% 2/1/35 (j)	70,393	70,708
6.252% 6/1/36 (j)	130,615	132,940
6.309% 4/1/36 (j)	275,552	282,812
6.5% 12/1/13 to 3/1/35	12,418,112	12,895,596
6.549% 9/1/36 (j)	1,788,401	1,841,985
7% 2/1/09 to 6/1/33	1,611,790	1,699,389
7.5% 8/1/17 to 9/1/28	552,159	591,778
8.5% 5/1/21 to 9/1/25	97,127	104,733
9.5% 2/1/25	16,952	18,380
10.5% 8/1/20	19,306	22,318
11% 8/1/15	43,800	45,480
12.5% 12/1/13 to 4/1/15	11,201	12,959
TOTAL FANNIE MAE		75,971,794
Freddie Mac - 2.4%
4.161% 1/1/34 (j)	1,230,630	1,243,253
4.275% 6/1/35 (j)	190,010	190,226
4.309% 12/1/34 (j)	161,316	162,430
4.333% 3/1/35 (j)	284,435	286,244
4.367% 2/1/35 (j)	348,634	350,579
4.406% 3/1/35 (j)	191,898	192,986
4.423% 2/1/34 (j)	134,637	134,656
4.454% 3/1/35 (j)	182,995	184,145
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.53% 2/1/35 (j)	$ 333,198	$ 335,728
4.754% 4/1/35 (j)	707,057	711,237
5% 3/1/19	6,400,792	6,432,518
5% 9/1/38 (d)	1,000,000	959,899
5.143% 4/1/35 (j)	861,696	872,293
5.382% 3/1/35 (j)	117,430	118,081
5.525% 1/1/36 (j)	1,048,722	1,062,630
5.58% 2/1/35 (j)	239,369	240,898
5.735% 10/1/35 (j)	239,477	243,163
5.842% 1/1/35 (j)	234,201	234,295
5.853% 6/1/36 (j)	334,006	340,166
5.984% 7/1/37 (j)	1,663,816	1,697,513
6.045% 6/1/36 (j)	314,165	320,617
6.063% 4/1/36 (j)	519,362	530,020
6.11% 6/1/36 (j)	315,394	322,247
6.489% 3/1/33 (j)	32,655	33,019
6.65% 1/1/37 (j)	2,160,182	2,216,894
6.676% 10/1/36 (j)	1,657,338	1,701,603
6.844% 10/1/36 (j)	2,257,595	2,329,555
8.5% 9/1/24 to 8/1/27	77,160	83,907
10% 5/1/09	43	43
10.5% 5/1/21	3,106	3,164
11% 12/1/11	697	735
11.5% 10/1/15	5,425	6,132
11.75% 10/1/10	4,576	4,837
TOTAL FREDDIE MAC		23,545,713
Government National Mortgage Association - 2.9%
5.25% 7/20/34 (j)	350,275	351,482
5.5% 9/1/38 (d)	5,000,000	4,989,749
5.5% 9/1/38 (d)	3,000,000	2,993,849
5.5% 9/1/38 (d)	20,000,000	19,958,994
7% 7/15/28 to 11/15/28	402,166	424,687
7.5% 2/15/28 to 10/15/28	6,884	7,334
8% 6/15/24 to 10/15/24	7,016	7,576
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
8.5% 5/15/17 to 10/15/21	$ 98,234	$ 107,855
11% 7/20/19 to 8/20/19	4,929	5,760
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		28,847,286
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,752,012)		128,364,793
Asset-Backed Securities - 0.7%

Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8706% 1/22/13 (c)(j)	1,420,000	800,321
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 3.2219% 2/25/35 (j)	570,000	393,186
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.4719% 8/25/36 (c)(j)	215,000	10,277
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	715,000	536,250
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	850,000	786,856
Series 2006-C Class D, 6.89% 5/15/13 (c)	585,000	529,854
Series 2007-A Class D, 7.05% 12/15/13 (c)	310,000	270,531
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	600,433	567,904
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(j)	142,877	12,591
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (c)(j)	1,695,000	1,628,217
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	967,278
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 3.7219% 5/25/35 (j)	409,000	23,518
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 4.9719% 3/25/36 (c)(j)	566,901	7,092
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	955,000	505,360
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.9719% 10/25/36 (c)(j)	825,000	131,196
TOTAL ASSET-BACKED SECURITIES (Cost $10,311,948)		7,170,431
Collateralized Mortgage Obligations - 3.3%
	Principal Amount	Value
Private Sponsor - 0.4%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (j)	$ 281,880	$ 266,376
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (j)	593,705	552,156
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (j)	593,038	559,033
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7027% 10/25/35 (j)	997,955	919,870
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 5.3131% 7/10/35 (c)(j)	670,969	494,997
Series 2003-CB1:
Class B4, 4.1131% 6/10/35 (c)(j)	514,692	387,406
Class B5, 4.7131% 6/10/35 (c)(j)	349,990	278,133
Class B6, 5.2131% 6/10/35 (c)(j)	209,308	150,816
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 4.9719% 12/25/36 (c)(j)	650,000	30,355
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (j)	184,305	168,164
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (j)	336,787	307,793
TOTAL PRIVATE SPONSOR		4,115,099
U.S. Government Agency - 2.9%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 2.7219% 10/25/35 (j)	4,223,115	4,088,529
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	1,223,827	1,249,404
Series 2002-9 Class PC, 6% 3/25/17	184,833	190,499
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,550,192
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,906,495
Series 2006-4 Class PB, 6% 9/25/35	2,454,799	2,507,516
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	665,960	685,463
Series 2004-3 Class BA, 4% 7/25/17	110,558	109,269
Series 2004-45 Class AV, 4.5% 10/25/22	460,615	461,480
Series 2004-86 Class KC, 4.5% 5/25/19	501,224	501,569
Series 2004-91 Class AH, 4.5% 5/25/29	1,073,967	1,063,425
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,134,963	1,148,815
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 692,078	$ 709,864
Series 2363 Class PF, 6% 9/15/16	963,457	987,746
Series 2702 Class WB, 5% 4/15/17	2,139,230	2,161,783
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,097,532
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,547,123
sequential payer:
Series 2528 Class HN, 5% 11/15/17	1,515,000	1,541,011
Series 2777 Class AB, 4.5% 6/15/29	2,441,601	2,415,625
Series 2809 Class UA, 4% 12/15/14	390,293	391,530
TOTAL U.S. GOVERNMENT AGENCY		28,314,870
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,047,063)		32,429,969
Commercial Mortgage Securities - 1.4%

Bear Stearns Commercial Mortgage Securities Trust Series 2003-T12 Class X2, 0.4809% 8/13/39 (c)(j)(l)	11,515,427	151,305
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	2,201,362	2,162,094
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	2,853,539
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.269% 1/15/49	500,445	493,504
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	2,320,688	2,326,974
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8724% 10/16/23 (j)	50,096	50,742
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer:
Series 2003-47 Class C, 4.227% 10/16/27	1,875,837	1,874,637
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,996,420
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6614% 12/10/41 (j)(l)	10,257,338	146,429
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	$ 320,423	$ 317,593
Series 2007-C2 Class A1, 5.226% 2/15/40	403,858	398,199
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,129,202)		13,771,436
Bank Notes - 0.1%

National City Bank, Cleveland 2.7819% 3/1/13 (j) (Cost $663,517)	1,000,000	618,714
Fixed-Income Funds - 53.8%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	562,395	47,438,002
Fidelity Commercial Mortgage-Backed Securities Central Fund (k)	1,121,995	99,633,125
Fidelity Corporate Bond 1-10 Year Central Fund (k)	2,863,124	275,919,248
Fidelity Corporate Bond 1-5 Year Central Fund (k)	192,402	18,814,985
Fidelity Specialized High Income Central Fund (k)	253,311	23,421,149
Fidelity Ultra-Short Central Fund (k)	836,659	68,380,155
TOTAL FIXED-INCOME FUNDS (Cost $583,792,741)		533,606,664
Cash Equivalents - 4.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 20,975,942	20,971,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (a)	25,906,158	25,900,000
TOTAL CASH EQUIVALENTS (Cost $46,871,000)		46,871,000
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,104,150,200)		1,052,260,104
NET OTHER ASSETS - (6.2)%		(60,970,047)
NET ASSETS - 100%		$ 991,290,057
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 133,469	$ (108,100)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	129,521	(97,691)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	119,548	(110,641)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	175,868	(159,922)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	900,000	72,752
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	400,000	(6,078)
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.03%	March 2013	400,000	(5,387)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 600,000	$ (4,161)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	1,500,000	(1,365,000)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	1,900,000	(885,293)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	(528,586)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	106,402	(51,876)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	600,000	(542,511)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	(190,046)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 368,891	$ (77,815)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	(348,725)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	252,517	(218,291)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	36,015	(32,101)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	58,600	(44,845)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	806	(709)
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35	June 2035	2,410,000	(2,230,917)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35

	August 2035	$ 700,000	$ (618,931)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	(305,787)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	700,000	(642,924)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	700,000	(632,505)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)	June 2010	10,000,000	(249,569)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (h)	Dec. 2010	15,000,000	(432,237)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2010	6,373,600	(104,138)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 1,400,000	$ (28,132)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,405,000	(25,126)
TOTAL CREDIT DEFAULT SWAPS		$ 48,158,237	$ (9,975,292)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	25,000,000	(467,060)
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	169,797
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	6,931,000	59,235
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	25,000,000	1,372,218
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	20,000,000	1,052,536
TOTAL INTEREST RATE SWAPS		$ 96,714,000	$ 2,186,726
		$ 144,872,237	$ (7,788,566)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,179,777 or 2.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,450,487.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,971,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 607,735
Banc of America Securities LLC	1,642,913
Bank of America, NA	6,077,350
Barclays Capital, Inc.	10,939,198
Greenwich Capital Markets, Inc.	607,735
ING Financial Markets LLC	792,201
Repurchase Agreement / Counterparty	Value
RBC Capital Markets Corp.	$ 303,868
$ 20,971,000
$25,900,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 8,237,559
Bank of America, NA	17,662,441
$ 25,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,632,904
Fidelity Commercial Mortgage-Backed Securities Central Fund	6,565,559
Fidelity Corporate Bond 1-10 Year Central Fund	17,867,294
Fidelity Corporate Bond 1-5 Year Central Fund	1,043,039
Fidelity Specialized High Income Central Fund	1,674,019
Fidelity Ultra-Short Central Fund	5,952,754
Total	$ 36,735,569
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,678,845	$ 3,632,904	$ 63,716,412	$ 47,438,002	3.2%
Fidelity Commercial Mortgage- Backed Securities Central Fund	154,867,605	6,565,559	51,902,896	99,633,125	2.9%
Fidelity Corporate Bond 1-10 Year Central Fund	389,723,224	17,867,292	124,812,056	275,919,248	3.5%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 25,963,647	$ 1,043,039	$ 7,989,467	$ 18,814,985	2.9%
Fidelity Specialized High Income Central Fund	22,875,519	1,674,019	-	23,421,149	5.7%
Fidelity Ultra-Short Central Fund	218,046,027	7,770,821	136,586,236	68,380,155	1.9%
Total	$ 928,154,867	$ 38,553,634	$ 385,007,067	$ 533,606,664
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.9%
United Kingdom	2.8%
Canada	1.3%
Luxembourg	1.0%
Others (individually less than 1%)	5.0%
100.0%
Income Tax Information
At August 31, 2008, the fund had a capital loss carryforward of approximately $16,598,133 of which $8,055,126 and $8,543,007 will expire on August 31, 2014 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $25,351,550 and repurchase agreements of $46,871,000) - See accompanying schedule: Unaffiliated issuers (cost $520,357,459)	$ 518,653,440
Fidelity Central Funds (cost $583,792,741)	533,606,664
Total Investments (cost $1,104,150,200)		$ 1,052,260,104
Cash		252
Receivable for investments sold		392,727
Receivable for swap agreements		22,955
Receivable for fund shares sold		726,459
Interest receivable		3,239,961
Distributions receivable from Fidelity Central Funds		2,344,108
Unrealized appreciation on swap agreements		2,726,538
Prepaid expenses		1,289
Total assets		1,061,714,393

Liabilities
Payable for investments purchased Regular delivery	$ 2,192,821
Delayed delivery	28,682,472
Payable for swap agreements	1,000,000
Payable for fund shares redeemed	1,089,548
Distributions payable	236,071
Unrealized depreciation on swap agreements	10,515,104
Accrued management fee	264,654
Distribution fees payable	175,205
Other affiliated payables	186,524
Other payables and accrued expenses	181,937
Collateral on securities loaned, at value	25,900,000
Total liabilities		70,424,336

Net Assets		$ 991,290,057
Net Assets consist of:
Paid in capital		$ 1,068,151,923
Undistributed net investment income		1,520,348
Accumulated undistributed net realized gain (loss) on investments		(19,031,419)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(59,350,795)
Net Assets		$ 991,290,057

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($216,682,833 ÷ 21,009,459 shares)	$ 10.31
Maximum offering price per share (100/97.25 of $10.31)	$ 10.60
Class T: Net Asset Value and redemption price per share ($344,229,104 ÷ 33,359,656 shares)	$ 10.32
Maximum offering price per share (100/97.25 of $10.32)	$ 10.61
Class B: Net Asset Value and offering price per share ($15,141,247 ÷ 1,469,566 shares)A	$ 10.30
Class C: Net Asset Value and offering price per share ($52,528,747 ÷ 5,102,707 shares)A	$ 10.29
Institutional Class: Net Asset Value, offering price and redemption price per share ($362,708,126 ÷ 35,089,728 shares)	$ 10.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2008

Investment Income
Interest		$ 27,521,975
Income from Fidelity Central Funds		36,735,569
Total income		64,257,544

Expenses
Management fee	$ 3,918,835
Transfer agent fees	2,314,521
Distribution fees	2,463,999
Accounting and security lending fees	439,976
Custodian fees and expenses	29,494
Independent trustees' compensation	5,457
Registration fees	94,171
Audit	101,986
Legal	6,883
Miscellaneous	88,294
Total expenses before reductions	9,463,616
Expense reductions	(28,859)	9,434,757
Net investment income		54,822,787
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,369,849
Fidelity Central Funds	(25,458,991)
Swap agreements	5,012,696
Total net realized gain (loss)		(4,076,446)
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,423,717)
Swap agreements	(4,364,415)
Total change in net unrealized appreciation (depreciation)		(24,788,132)
Net gain (loss)		(28,864,578)
Net increase (decrease) in net assets resulting from operations		$ 25,958,209

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 54,822,787	$ 71,163,315
Net realized gain (loss)	(4,076,446)	(8,356,241)
Change in net unrealized appreciation (depreciation)	(24,788,132)	(17,755,133)
Net increase (decrease) in net assets resulting from operations	25,958,209	45,051,941
Distributions to shareholders from net investment income	(56,702,503)	(67,133,368)
Share transactions - net increase (decrease)	(533,888,338)	92,477,521
Total increase (decrease) in net assets	(564,632,632)	70,396,094

Net Assets
Beginning of period	1,555,922,689	1,485,526,595
End of period (including undistributed net investment income of $1,520,348 and undistributed net investment income of $3,153,954, respectively)	$ 991,290,057	$ 1,555,922,689

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 H

2005 J

2004J

2003J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06
Income from Investment Operations
Net investment incomeE	.457	.487	.385	.397	.385	.420
Net realized and unrealized gain (loss)	(.319)	(.167)	(.043)	(.338)	.120	.254
Total from investment operations	.138	.320	.342	.059	.505	.674
Distributions from net investment income	(.468)	(.460)	(.382)	(.379)	(.385)	(.414)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.468)	(.460)	(.432)	(.529)	(.485)	(.414)
Net asset value, end of period	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32
Total ReturnB ,C , D	1.28%	2.99%	3.23%	.54%	4.58%	6.16%
Ratios to Average Net AssetsF, I
Expenses before reductions	.85%	.79%	.75%A	.81%	.84%	.81%
Expenses net of fee waivers, if any	.85%	.79%	.75%A	.81%	.84%	.81%
Expenses net of all reductions	.85%	.78%	.74%A	.80%	.84%	.81%
Net investment income	4.32%	4.52%	4.30%A	3.60%	3.42%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,683	$ 255,591	$ 229,490	$ 219,441	$ 186,748	$ 166,701
Portfolio turnover rateG	81%	89%K	43%A	73%	96%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006H

2005J

2004J

2003J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06
Income from Investment Operations
Net investment incomeE	.462	.484	.377	.386	.374	.408
Net realized and unrealized gain (loss)	(.310)	(.178)	(.043)	(.338)	.130	.253
Total from investment operations	.152	.306	.334	.048	.504	.661
Distributions from net investment income	(.472)	(.456)	(.374)	(.368)	(.374)	(.401)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.472)	(.456)	(.424)	(.518)	(.474)	(.401)
Net asset value, end of period	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32
Total ReturnB, C, D	1.41%	2.85%	3.15%	.43%	4.56%	6.03%
Ratios to Average Net AssetsF,I
Expenses before reductions	.82%	.82%	.84%A	.91%	.95%	.93%
Expenses net of fee waivers, if any	.82%	.82%	.84%A	.91%	.95%	.93%
Expenses net of all reductions	.82%	.82%	.83%A	.91%	.95%	.93%
Net investment income	4.35%	4.48%	4.21%A	3.49%	3.32%	3.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,229	$ 503,737	$ 563,677	$ 622,245	$ 680,947	$ 711,263
Portfolio turnover rateG	81%	89%K	43%A	73%	96%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006H

2005J

2004J

2003J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05
Income from Investment Operations
Net investment incomeE	.385	.409	.316	.310	.295	.331
Net realized and unrealized gain (loss)	(.318)	(.169)	(.043)	(.338)	.120	.253
Total from investment operations	.067	.240	.273	(.028)	.415	.584
Distributions from net investment income	(.397)	(.380)	(.313)	(.292)	(.295)	(.324)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.397)	(.380)	(.363)	(.442)	(.395)	(.324)
Net asset value, end of period	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31
Total ReturnB, C, D	.60%	2.24%	2.57%	(.25)%	3.75%	5.32%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.53%	1.52%	1.52%A	1.61%	1.66%	1.60%
Expenses net of fee waivers, if any	1.53%	1.52%	1.52%A	1.60%	1.65%	1.60%
Expenses net of all reductions	1.53%	1.52%	1.52%A	1.60%	1.65%	1.60%
Net investment income	3.64%	3.78%	3.52%A	2.80%	2.62%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,141	$ 22,609	$ 46,344	$ 73,017	$ 118,751	$ 154,697
Portfolio turnover rateG	81%	89%K	43%A	73%	96%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006H

2005J

2004J

2003J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04
Income from Investment Operations
Net investment incomeE	.378	.400	.308	.301	.289	.322
Net realized and unrealized gain (loss)	(.317)	(.167)	(.042)	(.337)	.120	.254
Total from investment operations	.061	.233	.266	(.036)	.409	.576
Distributions from net investment income	(.391)	(.373)	(.306)	(.284)	(.289)	(.316)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.391)	(.373)	(.356)	(.434)	(.389)	(.316)
Net asset value, end of period	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30
Total ReturnB, C, D	.54%	2.18%	2.51%	(.33)%	3.70%	5.26%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.59%	1.59%	1.60%A	1.67%	1.70%	1.67%
Expenses net of fee waivers, if any	1.59%	1.59%	1.60%A	1.67%	1.70%	1.67%
Expenses net of all reductions	1.59%	1.58%	1.60%A	1.67%	1.70%	1.67%
Net investment income	3.58%	3.72%	3.45%A	2.73%	2.57%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,529	$ 58,693	$ 63,946	$ 74,522	$ 91,149	$ 113,849
Portfolio turnover rateG	81%	89%K	43%A	73%	96%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006G

2005I

2004I

2003I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08
Income from Investment Operations
Net investment incomeD	.494	.513	.401	.417	.400	.437
Net realized and unrealized gain (loss)	(.311)	(.169)	(.043)	(.339)	.122	.254
Total from investment operations	.183	.344	.358	.078	.522	.691
Distributions from net investment income	(.503)	(.484)	(.398)	(.398)	(.402)	(.431)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.503)	(.484)	(.448)	(.548)	(.502)	(.431)
Net asset value, end of period	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34
Total ReturnB, C	1.71%	3.22%	3.37%	.71%	4.72%	6.30%
Ratios to Average Net AssetsE, H
Expenses before reductions	.53%	.55%	.57%A	.63%	.70%	.66%
Expenses net of fee waivers, if any	.53%	.55%	.57%A	.63%	.70%	.66%
Expenses net of all reductions	.53%	.55%	.57%A	.63%	.70%	.66%
Net investment income	4.64%	4.75%	4.48%A	3.77%	3.57%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 362,708	$ 715,292	$ 582,070	$ 465,201	$ 269,727	$ 155,302
Portfolio turnover rateF	81%	89%J	43%A	73%	96%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment- grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade commercial mortgage-backed securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income- producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 7,428,564
Unrealized depreciation	(63,262,725)
Net unrealized appreciation (depreciation)	(55,834,161)
Undistributed ordinary income	1,236,670
Capital loss carryforward	(16,598,133)

Cost for federal income tax purposes	$ 1,108,094,265

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 56,702,503	$ 67,133,368

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $121,060,008 and $408,008,978, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 626,830	$ 61,832
Class T	0%	.25%	1,094,299	3,609
Class B	.65%	.25%	166,161	120,037
Class C	.75%	.25%	576,709	41,816
			$ 2,463,999	$ 227,294

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,486
Class T	14,641
Class B*	22,452
Class C*	8,763
$ 66,342

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 568,060.23
Class T	839,698.19
Class B	46,645.25
Class C	123,001.21
Institutional Class	737,117.15
	$ 2,314,521

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,517 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $620,706.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,564. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 10,708
Class T	6,948
Class C	1,219
Institutional Class	7,420
$ 26,295

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximatley 28% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 11,114,337	$ 10,370,477
Class T	19,685,484	22,730,353
Class B	698,735	1,169,158
Class C	2,134,294	2,124,376
Institutional Class	23,069,653	30,739,004
Total	$ 56,702,503	$ 67,133,368

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2008	2007	2008	2007
Class A
Shares sold	7,478,814	10,574,585	$ 79,389,123	$ 114,058,074
Reinvestment of distributions	913,344	820,864	9,656,597	8,855,890
Shares redeemed	(11,412,910)	(8,653,270)	(120,176,822)	(93,273,700)
Net increase (decrease)	(3,020,752)	2,742,179	$ (31,131,102)	$ 29,640,264
Class T
Shares sold	10,443,380	13,148,613	$ 110,997,567	$ 141,957,847
Reinvestment of distributions	1,758,963	1,987,509	18,626,931	21,458,242
Shares redeemed	(26,180,797)	(20,062,229)	(277,194,128)	(216,499,859)
Net increase (decrease)	(13,978,454)	(4,926,107)	$ (147,569,630)	$ (53,083,770)

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2008	2007	2008	2007
Class B
Shares sold	542,893	600,059	$ 5,772,343	$ 6,457,505
Reinvestment of distributions	58,357	92,579	616,990	999,355
Shares redeemed	(1,259,274)	(2,868,103)	(13,340,826)	(30,956,416)
Net increase (decrease)	(658,024)	(2,175,465)	$ (6,951,493)	$ (23,499,556)
Class C
Shares sold	1,247,916	1,488,943	$ 13,263,460	$ 16,006,140
Reinvestment of distributions	166,125	163,983	1,753,152	1,766,938
Shares redeemed	(1,839,485)	(2,066,746)	(19,383,480)	(22,267,059)
Net increase (decrease)	(425,444)	(413,820)	$ (4,366,868)	$ (4,493,981)
Institutional Class
Shares sold	4,941,786	19,511,051	$ 52,330,544	$ 211,209,559
Reinvestment of distributions	2,074,699	2,781,278	22,020,750	30,063,141
Shares redeemed	(39,037,602)	(9,069,558)	(418,220,539)	(97,358,136)
Net increase (decrease)	(32,021,117)	13,222,771	$ (343,869,245)	$ 143,914,564

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Advisor Intermediate Bond. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Advisor Intermediate Bond. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Advisor Intermediate Bond. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-
present) and Fidelity Investments Money Management, Inc. (2008-
present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Advisor Intermediate Bond. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Intermediate Bond. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Advisor Intermediate Bond. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-
present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Advisor Intermediate Bond. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Advisor Intermediate Bond. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Intermediate Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Intermediate Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Intermediate Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Intermediate Bond. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Intermediate Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 7.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $44,771,891 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's more recent disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Intermediate Bond Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

LTB-UANN-1008
1.784752.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Intermediate Bond
Fund - Institutional Class

Annual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class	1.71%	3.11%	4.80%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Intermediate Bond Fund - Institutional Class on August 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Intermediate U.S. Government/Credit Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity® Advisor Intermediate Bond Fund

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. Bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - fell 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 1.28%, 1.41%, 0.60% and 0.54%, respectively (excluding sales charges), and the Lehman Brothers Intermediate U.S. Government/Credit Index rose 6.05%. As I review performance, I'll address the aggregate of my direct investments and those I made in Fidelity fixed-income central funds. Underweighting index-topping U.S. Treasuries and government agency securities and overweighting weak securitized bonds accounted for the bulk of the fund's underperformance. Specifically, holdings in asset-backed securities (ABS) backed by subprime mortgages and commercial mortgage-backed securities (CMBS) - sectors not included in the index - caused most of the damage. A sizable portion of our exposure to these segments was through Fidelity Ultra-Short Central Fund. Having a modest stake in other ABS also detracted. By period end, I significantly reduced the fund's exposure to Ultra-Short Central and to securitized bonds I had owned directly. Overweighting corporate bonds hurt because they lagged the index, although we enjoyed good security selection there. In contrast, an out-of-index exposure to Treasury Inflation-Protected Securities (TIPS) helped. Another plus was yield-curve positioning, as we overweighted better-performing intermediate bonds and underweighted lagging long-term issues. To manage the fund's yield-curve positioning, I used interest rate swaps - contracts that usually involve the exchange of fixed-rate interest payments for floating-rate payments. Elsewhere, out-of-benchmark picks in the prime mortgage sector worked to our advantage.

During the past year, the fund's Institutional Class shares returned 1.71% and the Lehman Brothers Intermediate U.S. Government/Credit Index rose 6.05%. As I review performance, I'll address the aggregate of my direct investments and those I made in Fidelity fixed-income central funds. Underweighting index-topping U.S. Treasuries and government agency securities and overweighting weak securitized bonds accounted for the bulk of the fund's underperformance. Specifically, holdings in asset-backed securities (ABS) backed by subprime mortgages and commercial mortgage-backed securities (CMBS) - sectors not included in the index - caused most of the damage. A sizable portion of our exposure to these segments was through Fidelity Ultra-Short Central Fund. Having a modest stake in other ABS also detracted. By period end, I significantly reduced the fund's exposure to Ultra-Short Central and to securitized bonds I had owned directly. Overweighting corporate bonds hurt because they lagged the index, although we enjoyed good security selection there. In contrast, an out-of-index exposure to Treasury Inflation-Protected Securities (TIPS) helped. Another plus was yield-curve positioning, as we overweighted better-performing intermediate bonds and underweighted lagging long-term issues. To manage the fund's yield-curve positioning, I used interest rate swaps - contracts that usually involve the exchange of fixed-rate interest payments for floating-rate payments. Elsewhere, out-of-benchmark picks in the prime mortgage sector worked to our advantage.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 980.70	$ 4.28
HypotheticalA	$ 1,000.00	$ 1,020.81	$ 4.37
Class T
Actual	$ 1,000.00	$ 981.00	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,021.01	$ 4.17
Class B
Actual	$ 1,000.00	$ 977.40	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,017.44	$ 7.76
Class C
Actual	$ 1,000.00	$ 977.10	$ 7.90
HypotheticalA	$ 1,000.00	$ 1,017.14	$ 8.06
Institutional Class
Actual	$ 1,000.00	$ 982.50	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.52	$ 2.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.86%
Class T	.82%
Class B	1.53%
Class C	1.59%
Institutional Class	.52%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Government and U.S. Government Agency Obligations 39.3%	U.S. Government and U.S. Government Agency Obligations 41.4%
AAA 14.1%	AAA 13.0%
AA 8.2%	AA 6.1%
A 10.8%	A 10.1%
BBB 20.1%	BBB 17.7%
BB and Below 4.5%	BB and Below 4.1%
Not Rated 0.3%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	4.5	4.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	4.0	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008 *		As of February 29, 2008 **
	Corporate Bonds 39.2%		Corporate Bonds 32.7%
	U.S. Government and U.S. Government Agency Obligations 39.3%		U.S. Government and U.S. Government Agency Obligations 41.4%
	Asset-Backed Securities 5.3%		Asset-Backed Securities 6.1%
	CMOs and Other Mortgage Related Securities 13.1%		CMOs and Other Mortgage Related Securities 12.3%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	10.1%	** Foreign investments	10.0%
* Futures and Swaps	18.7%	** Futures and Swaps	18.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.0%
Newell Rubbermaid, Inc. 6.25% 4/15/18	$ 385,000	$ 348,363
Media - 0.5%
Time Warner Cable, Inc.:
5.85% 5/1/17	1,328,000	1,267,674
6.75% 7/1/18	1,250,000	1,261,985
Univision Communications, Inc. 3.875% 10/15/08	1,680,000	1,656,900
Viacom, Inc. 6.125% 10/5/17	905,000	851,539
		5,038,098
TOTAL CONSUMER DISCRETIONARY		5,386,461
CONSUMER STAPLES - 0.9%
Beverages - 0.2%
Diageo Capital PLC 5.75% 10/23/17	1,678,000	1,663,078
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (j)	2,510,000	2,130,363
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	867,000	851,627
Kraft Foods, Inc. 6.125% 2/1/18	1,012,000	993,881
		1,845,508
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13	851,000	843,024
5.65% 5/16/18	807,000	793,931
Reynolds American, Inc. 7.25% 6/15/37	1,575,000	1,552,295
		3,189,250
TOTAL CONSUMER STAPLES		8,828,199
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 5.15% 3/15/13	1,345,000	1,329,499
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp. 6.45% 9/15/36	540,000	496,318
Gazstream SA 5.625% 7/22/13 (c)	1,685,785	1,652,069
Nexen, Inc. 6.4% 5/15/37	1,015,000	910,383
NGPL PipeCo LLC 6.514% 12/15/12 (c)	800,000	811,557
Petro-Canada:
6.05% 5/15/18	435,000	421,212
6.8% 5/15/38	285,000	271,130
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18	$ 975,000	$ 968,258
TEPPCO Partners LP 6.65% 4/15/18	588,000	591,660
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,138,000	1,110,119
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	525,000	525,000
Valero Energy Corp. 6.625% 6/15/37	745,000	657,349
		8,415,055
TOTAL ENERGY		9,744,554
FINANCIALS - 4.5%
Capital Markets - 0.6%
BlackRock, Inc. 6.25% 9/15/17	1,720,000	1,689,353
Goldman Sachs Group, Inc. 6.75% 10/1/37	1,280,000	1,126,212
Lehman Brothers Holdings, Inc. 6.875% 5/2/18	760,000	707,579
Merrill Lynch & Co., Inc.:
6.15% 4/25/13	360,000	341,149
6.875% 4/25/18	62,000	57,103
Northern Trust Corp. 5.5% 8/15/13	215,000	218,736
UBS AG Stamford Branch 5.75% 4/25/18	1,420,000	1,359,436
		5,499,568
Commercial Banks - 0.9%
American Express Bank FSB 5.5% 4/16/13	1,861,000	1,762,514
Credit Suisse First Boston 6% 2/15/18	1,505,000	1,443,977
HBOS PLC 6.75% 5/21/18 (c)	1,040,000	939,271
Standard Chartered Bank 6.4% 9/26/17 (c)	2,781,000	2,632,139
Wells Fargo & Co. 5.625% 12/11/17	2,063,000	1,982,914
		8,760,815
Consumer Finance - 1.2%
American General Finance Corp. 6.9% 12/15/17	960,000	769,020
General Electric Capital Corp.:
4.8% 5/1/13	5,300,000	5,240,672
5.625% 9/15/17	1,130,000	1,104,459
6.375% 11/15/67 (j)	1,700,000	1,557,003
SLM Corp.:
2.94% 7/27/09 (j)	531,000	503,233
2.96% 7/26/10 (j)	2,025,000	1,825,311
4% 1/15/09	465,000	461,499
4.5% 7/26/10	1,025,000	932,492
		12,393,689
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.3%
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	$ 670,000	$ 671,919
International Lease Finance Corp. 5.65% 6/1/14	310,000	259,789
TECO Finance, Inc. 7% 5/1/12	1,500,000	1,515,554
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	805,000	693,486
		3,140,748
Insurance - 0.5%
American International Group, Inc. 5.85% 1/16/18	1,715,000	1,444,028
Pacific Life Global Funding 5.15% 4/15/13 (c)	840,000	840,501
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	3,000,000	2,736,099
The Chubb Corp. 5.75% 5/15/18	415,000	398,185
		5,418,813
Real Estate Investment Trusts - 0.5%
Duke Realty LP:
5.4% 8/15/14	530,000	485,588
5.875% 8/15/12	90,000	88,557
5.95% 2/15/17	110,000	101,336
6.25% 5/15/13	1,550,000	1,528,503
6.5% 1/15/18	855,000	797,600
Liberty Property LP 6.625% 10/1/17	735,000	686,044
UDR, Inc. 5.5% 4/1/14	1,470,000	1,385,866
		5,073,494
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	270,000	240,474
5.5% 10/1/12	395,000	379,014
5.75% 6/15/17	790,000	712,074
		1,331,562
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13	1,500,000	1,451,730
5.65% 5/1/18	1,500,000	1,383,767
Credit Suisse First Boston (New York Branch) 5% 5/15/13	712,000	693,506
		3,529,003
TOTAL FINANCIALS		45,147,692
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	$ 930,000	$ 965,966
6.45% 9/15/37	695,000	712,739
		1,678,705
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (c)	1,575,000	1,512,000
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 7.324% 4/15/11	500,000	455,000
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	2,520,000	2,375,100
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	555,510	547,177
7.186% 10/1/12	1,381,472	1,362,477
		4,739,754
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	3,100,000	2,995,952
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	310,000	303,747
TOTAL INDUSTRIALS		9,551,453
MATERIALS - 0.1%
Metals & Mining - 0.1%
Rio Tinto Finance Ltd. 6.5% 7/15/18	780,000	784,769
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. 6.1% 4/15/18	700,000	698,234
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	230,000	209,875
TOTAL TELECOMMUNICATION SERVICES		908,109
UTILITIES - 1.5%
Electric Utilities - 0.9%
Commonwealth Edison Co.:
5.4% 12/15/11	927,000	937,122
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co.: - continued
5.8% 3/15/18	$ 1,300,000	$ 1,266,242
Duke Energy Carolinas LLC 5.25% 1/15/18	710,000	704,054
EDP Finance BV 6% 2/2/18 (c)	1,295,000	1,284,468
Enel Finance International SA 6.25% 9/15/17 (c)	679,000	688,607
Nevada Power Co. 6.5% 5/15/18	3,950,000	3,950,000
		8,830,493
Independent Power Producers & Energy Traders - 0.4%
PPL Energy Supply LLC:
6.3% 7/15/13	2,000,000	2,022,960
6.5% 5/1/18	865,000	842,930
TXU Corp. 5.55% 11/15/14	1,645,000	1,283,100
		4,148,990
Multi-Utilities - 0.2%
CMS Energy Corp. 6.55% 7/17/17	1,740,000	1,654,161
TOTAL UTILITIES		14,633,644
TOTAL NONCONVERTIBLE BONDS (Cost $100,741,722)		96,663,586
U.S. Government and Government Agency Obligations - 19.4%

U.S. Government Agency Obligations - 6.0%
Fannie Mae:
4.375% 7/17/13	4,850,000	4,910,868
5% 2/16/12	28,035,000	29,155,082
Freddie Mac 5.25% 7/18/11 (e)	24,105,000	25,232,126
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		59,298,076
U.S. Treasury Inflation Protected Obligations - 7.8%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (e)	33,384,570	34,601,104
2% 7/15/14	30,172,220	31,325,884
2.625% 7/15/17	10,554,300	11,436,849
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		77,363,837
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 5.6%
U.S. Treasury Notes:
3.375% 6/30/13 (b)	$ 29,272,000	$ 29,683,623
4.25% 8/15/14	25,000,000	26,417,975
TOTAL U.S. TREASURY OBLIGATIONS		56,101,598
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $187,840,995)		192,763,511
U.S. Government Agency - Mortgage Securities - 13.0%

Fannie Mae - 7.7%
3.711% 10/1/33 (j)	130,507	131,522
3.74% 10/1/33 (j)	109,098	109,769
3.75% 9/1/33 (j)	440,265	446,557
3.75% 1/1/34 (j)	109,735	111,056
3.778% 6/1/34 (j)	629,364	629,950
3.914% 7/1/35 (j)	444,003	444,475
3.986% 10/1/18 (j)	67,034	67,813
4% 8/1/18	2,483,222	2,381,121
4.1% 8/1/33 (j)	159,785	159,976
4.103% 10/1/33 (j)	2,414,841	2,454,937
4.171% 1/1/35 (j)	258,749	260,199
4.235% 1/1/34 (j)	317,411	320,904
4.25% 2/1/35 (j)	133,331	134,333
4.263% 10/1/33 (j)	49,098	49,507
4.295% 1/1/35 (j)	125,040	125,342
4.302% 5/1/33 (j)	30,759	30,820
4.307% 3/1/33 (j)	60,739	61,187
4.328% 1/1/35 (j)	152,398	153,651
4.331% 7/1/35 (j)	400,025	400,499
4.366% 2/1/34 (j)	236,298	239,078
4.39% 2/1/35 (j)	231,427	233,532
4.39% 6/1/35 (j)	469,326	472,439
4.402% 4/1/33 (j)	250,829	251,101
4.402% 12/1/33 (j)	5,279,167	5,301,324
4.408% 5/1/35 (j)	662,350	666,558
4.42% 8/1/34 (j)	325,128	328,585
4.426% 5/1/35 (j)	70,799	71,239
4.429% 3/1/35 (j)	197,576	199,106
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.435% 6/1/35 (j)	$ 515,224	$ 518,622
4.479% 3/1/35 (j)	453,805	456,124
4.493% 2/1/35 (j)	1,679,691	1,695,418
4.499% 3/1/35 (j)	423,564	427,468
4.499% 5/1/35 (j)	312,154	314,375
4.5% 4/1/20 to 3/1/35	1,950,283	1,852,331
4.502% 7/1/35 (j)	49,686	50,022
4.553% 11/1/34 (j)	365,359	367,892
4.562% 2/1/35 (j)	1,365,906	1,380,637
4.579% 6/1/33 (j)	38,753	38,993
4.591% 2/1/35 (j)	346,372	349,678
4.605% 10/1/35 (j)	42,030	42,516
4.648% 2/1/35 (j)	3,255,368	3,282,202
4.654% 11/1/34 (j)	421,111	425,616
4.691% 10/1/34 (j)	455,664	459,253
4.7% 12/1/34 (j)	280,124	282,499
4.702% 7/1/34 (j)	350,097	353,371
4.731% 10/1/35 (j)	288,538	290,900
4.776% 4/1/35 (j)	48,348	48,726
4.777% 12/1/34 (j)	119,616	120,659
4.813% 11/1/34 (j)	359,352	362,962
4.84% 2/1/35 (j)	432,236	433,574
4.86% 10/1/34 (j)	1,488,128	1,502,520
4.872% 8/1/34 (j)	87,779	88,232
4.912% 2/1/35 (j)	33,443	33,686
4.939% 8/1/34 (j)	1,155,272	1,167,826
4.972% 7/1/34 (j)	54,069	54,684
4.986% 4/1/33 (j)	15,871	15,952
5.059% 9/1/34 (j)	938,660	949,420
5.093% 9/1/34 (j)	120,304	121,710
5.096% 7/1/34 (j)	2,948,829	2,980,856
5.098% 8/1/33 (j)	137,006	137,918
5.107% 1/1/36 (j)	852,251	865,265
5.13% 5/1/35 (j)	475,360	481,730
5.148% 5/1/35 (j)	1,341,304	1,359,544
5.185% 3/1/35 (j)	60,898	61,696
5.189% 5/1/35 (j)	83,641	84,542
5.195% 5/1/35 (j)	1,544,408	1,566,270
5.216% 4/1/36 (j)	1,647,915	1,658,839
5.242% 11/1/36 (j)	496,648	506,530
5.259% 2/1/33 (j)	106,170	106,615
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.281% 3/1/35 (j)	$ 73,923	$ 74,515
5.305% 12/1/34 (j)	164,026	166,101
5.341% 3/1/35 (j)	706,978	710,027
5.347% 2/1/36 (j)	161,275	163,085
5.384% 3/1/35 (j)	32,082	32,427
5.462% 2/1/36 (j)	2,312,670	2,347,855
5.5% 9/1/10 to 12/1/14	1,817,035	1,852,005
5.528% 11/1/36 (j)	866,916	881,881
5.574% 1/1/36 (j)	702,696	714,599
5.616% 7/1/37 (j)	364,257	370,744
5.8% 1/1/36 (j)	484,116	493,536
5.819% 3/1/36 (j)	1,512,446	1,544,226
5.82% 7/1/46 (j)	4,136,975	4,228,803
5.945% 2/1/35 (j)	27,874	28,217
6% 5/1/16 to 4/1/17	651,075	671,355
6.028% 4/1/36 (j)	284,896	291,493
6.052% 1/1/35 (j)	96,885	97,824
6.057% 3/1/33 (j)	49,306	49,770
6.214% 2/1/35 (j)	70,393	70,708
6.252% 6/1/36 (j)	130,615	132,940
6.309% 4/1/36 (j)	275,552	282,812
6.5% 12/1/13 to 3/1/35	12,418,112	12,895,596
6.549% 9/1/36 (j)	1,788,401	1,841,985
7% 2/1/09 to 6/1/33	1,611,790	1,699,389
7.5% 8/1/17 to 9/1/28	552,159	591,778
8.5% 5/1/21 to 9/1/25	97,127	104,733
9.5% 2/1/25	16,952	18,380
10.5% 8/1/20	19,306	22,318
11% 8/1/15	43,800	45,480
12.5% 12/1/13 to 4/1/15	11,201	12,959
TOTAL FANNIE MAE		75,971,794
Freddie Mac - 2.4%
4.161% 1/1/34 (j)	1,230,630	1,243,253
4.275% 6/1/35 (j)	190,010	190,226
4.309% 12/1/34 (j)	161,316	162,430
4.333% 3/1/35 (j)	284,435	286,244
4.367% 2/1/35 (j)	348,634	350,579
4.406% 3/1/35 (j)	191,898	192,986
4.423% 2/1/34 (j)	134,637	134,656
4.454% 3/1/35 (j)	182,995	184,145
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.53% 2/1/35 (j)	$ 333,198	$ 335,728
4.754% 4/1/35 (j)	707,057	711,237
5% 3/1/19	6,400,792	6,432,518
5% 9/1/38 (d)	1,000,000	959,899
5.143% 4/1/35 (j)	861,696	872,293
5.382% 3/1/35 (j)	117,430	118,081
5.525% 1/1/36 (j)	1,048,722	1,062,630
5.58% 2/1/35 (j)	239,369	240,898
5.735% 10/1/35 (j)	239,477	243,163
5.842% 1/1/35 (j)	234,201	234,295
5.853% 6/1/36 (j)	334,006	340,166
5.984% 7/1/37 (j)	1,663,816	1,697,513
6.045% 6/1/36 (j)	314,165	320,617
6.063% 4/1/36 (j)	519,362	530,020
6.11% 6/1/36 (j)	315,394	322,247
6.489% 3/1/33 (j)	32,655	33,019
6.65% 1/1/37 (j)	2,160,182	2,216,894
6.676% 10/1/36 (j)	1,657,338	1,701,603
6.844% 10/1/36 (j)	2,257,595	2,329,555
8.5% 9/1/24 to 8/1/27	77,160	83,907
10% 5/1/09	43	43
10.5% 5/1/21	3,106	3,164
11% 12/1/11	697	735
11.5% 10/1/15	5,425	6,132
11.75% 10/1/10	4,576	4,837
TOTAL FREDDIE MAC		23,545,713
Government National Mortgage Association - 2.9%
5.25% 7/20/34 (j)	350,275	351,482
5.5% 9/1/38 (d)	5,000,000	4,989,749
5.5% 9/1/38 (d)	3,000,000	2,993,849
5.5% 9/1/38 (d)	20,000,000	19,958,994
7% 7/15/28 to 11/15/28	402,166	424,687
7.5% 2/15/28 to 10/15/28	6,884	7,334
8% 6/15/24 to 10/15/24	7,016	7,576
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
8.5% 5/15/17 to 10/15/21	$ 98,234	$ 107,855
11% 7/20/19 to 8/20/19	4,929	5,760
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		28,847,286
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,752,012)		128,364,793
Asset-Backed Securities - 0.7%

Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8706% 1/22/13 (c)(j)	1,420,000	800,321
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 3.2219% 2/25/35 (j)	570,000	393,186
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.4719% 8/25/36 (c)(j)	215,000	10,277
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	715,000	536,250
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	850,000	786,856
Series 2006-C Class D, 6.89% 5/15/13 (c)	585,000	529,854
Series 2007-A Class D, 7.05% 12/15/13 (c)	310,000	270,531
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	600,433	567,904
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(j)	142,877	12,591
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (c)(j)	1,695,000	1,628,217
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	967,278
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 3.7219% 5/25/35 (j)	409,000	23,518
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 4.9719% 3/25/36 (c)(j)	566,901	7,092
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	955,000	505,360
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.9719% 10/25/36 (c)(j)	825,000	131,196
TOTAL ASSET-BACKED SECURITIES (Cost $10,311,948)		7,170,431
Collateralized Mortgage Obligations - 3.3%
	Principal Amount	Value
Private Sponsor - 0.4%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (j)	$ 281,880	$ 266,376
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (j)	593,705	552,156
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (j)	593,038	559,033
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7027% 10/25/35 (j)	997,955	919,870
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 5.3131% 7/10/35 (c)(j)	670,969	494,997
Series 2003-CB1:
Class B4, 4.1131% 6/10/35 (c)(j)	514,692	387,406
Class B5, 4.7131% 6/10/35 (c)(j)	349,990	278,133
Class B6, 5.2131% 6/10/35 (c)(j)	209,308	150,816
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 4.9719% 12/25/36 (c)(j)	650,000	30,355
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (j)	184,305	168,164
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (j)	336,787	307,793
TOTAL PRIVATE SPONSOR		4,115,099
U.S. Government Agency - 2.9%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 2.7219% 10/25/35 (j)	4,223,115	4,088,529
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	1,223,827	1,249,404
Series 2002-9 Class PC, 6% 3/25/17	184,833	190,499
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,550,192
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,906,495
Series 2006-4 Class PB, 6% 9/25/35	2,454,799	2,507,516
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	665,960	685,463
Series 2004-3 Class BA, 4% 7/25/17	110,558	109,269
Series 2004-45 Class AV, 4.5% 10/25/22	460,615	461,480
Series 2004-86 Class KC, 4.5% 5/25/19	501,224	501,569
Series 2004-91 Class AH, 4.5% 5/25/29	1,073,967	1,063,425
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,134,963	1,148,815
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 692,078	$ 709,864
Series 2363 Class PF, 6% 9/15/16	963,457	987,746
Series 2702 Class WB, 5% 4/15/17	2,139,230	2,161,783
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,097,532
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,547,123
sequential payer:
Series 2528 Class HN, 5% 11/15/17	1,515,000	1,541,011
Series 2777 Class AB, 4.5% 6/15/29	2,441,601	2,415,625
Series 2809 Class UA, 4% 12/15/14	390,293	391,530
TOTAL U.S. GOVERNMENT AGENCY		28,314,870
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,047,063)		32,429,969
Commercial Mortgage Securities - 1.4%

Bear Stearns Commercial Mortgage Securities Trust Series 2003-T12 Class X2, 0.4809% 8/13/39 (c)(j)(l)	11,515,427	151,305
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	2,201,362	2,162,094
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	2,853,539
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.269% 1/15/49	500,445	493,504
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	2,320,688	2,326,974
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8724% 10/16/23 (j)	50,096	50,742
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer:
Series 2003-47 Class C, 4.227% 10/16/27	1,875,837	1,874,637
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,996,420
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6614% 12/10/41 (j)(l)	10,257,338	146,429
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	$ 320,423	$ 317,593
Series 2007-C2 Class A1, 5.226% 2/15/40	403,858	398,199
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,129,202)		13,771,436
Bank Notes - 0.1%

National City Bank, Cleveland 2.7819% 3/1/13 (j) (Cost $663,517)	1,000,000	618,714
Fixed-Income Funds - 53.8%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	562,395	47,438,002
Fidelity Commercial Mortgage-Backed Securities Central Fund (k)	1,121,995	99,633,125
Fidelity Corporate Bond 1-10 Year Central Fund (k)	2,863,124	275,919,248
Fidelity Corporate Bond 1-5 Year Central Fund (k)	192,402	18,814,985
Fidelity Specialized High Income Central Fund (k)	253,311	23,421,149
Fidelity Ultra-Short Central Fund (k)	836,659	68,380,155
TOTAL FIXED-INCOME FUNDS (Cost $583,792,741)		533,606,664
Cash Equivalents - 4.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 20,975,942	20,971,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (a)	25,906,158	25,900,000
TOTAL CASH EQUIVALENTS (Cost $46,871,000)		46,871,000
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,104,150,200)		1,052,260,104
NET OTHER ASSETS - (6.2)%		(60,970,047)
NET ASSETS - 100%		$ 991,290,057
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 133,469	$ (108,100)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	129,521	(97,691)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	119,548	(110,641)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	175,868	(159,922)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	900,000	72,752
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	400,000	(6,078)
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.03%	March 2013	400,000	(5,387)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 600,000	$ (4,161)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	1,500,000	(1,365,000)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	1,900,000	(885,293)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	(528,586)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	106,402	(51,876)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	600,000	(542,511)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	(190,046)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 368,891	$ (77,815)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	(348,725)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	252,517	(218,291)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	36,015	(32,101)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	58,600	(44,845)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	806	(709)
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35	June 2035	2,410,000	(2,230,917)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35

	August 2035	$ 700,000	$ (618,931)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	(305,787)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	700,000	(642,924)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	700,000	(632,505)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)	June 2010	10,000,000	(249,569)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (h)	Dec. 2010	15,000,000	(432,237)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2010	6,373,600	(104,138)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 1,400,000	$ (28,132)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,405,000	(25,126)
TOTAL CREDIT DEFAULT SWAPS		$ 48,158,237	$ (9,975,292)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	25,000,000	(467,060)
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	169,797
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	6,931,000	59,235
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	25,000,000	1,372,218
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	20,000,000	1,052,536
TOTAL INTEREST RATE SWAPS		$ 96,714,000	$ 2,186,726
		$ 144,872,237	$ (7,788,566)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,179,777 or 2.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,450,487.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,971,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 607,735
Banc of America Securities LLC	1,642,913
Bank of America, NA	6,077,350
Barclays Capital, Inc.	10,939,198
Greenwich Capital Markets, Inc.	607,735
ING Financial Markets LLC	792,201
Repurchase Agreement / Counterparty	Value
RBC Capital Markets Corp.	$ 303,868
$ 20,971,000
$25,900,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 8,237,559
Bank of America, NA	17,662,441
$ 25,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,632,904
Fidelity Commercial Mortgage-Backed Securities Central Fund	6,565,559
Fidelity Corporate Bond 1-10 Year Central Fund	17,867,294
Fidelity Corporate Bond 1-5 Year Central Fund	1,043,039
Fidelity Specialized High Income Central Fund	1,674,019
Fidelity Ultra-Short Central Fund	5,952,754
Total	$ 36,735,569
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,678,845	$ 3,632,904	$ 63,716,412	$ 47,438,002	3.2%
Fidelity Commercial Mortgage- Backed Securities Central Fund	154,867,605	6,565,559	51,902,896	99,633,125	2.9%
Fidelity Corporate Bond 1-10 Year Central Fund	389,723,224	17,867,292	124,812,056	275,919,248	3.5%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 25,963,647	$ 1,043,039	$ 7,989,467	$ 18,814,985	2.9%
Fidelity Specialized High Income Central Fund	22,875,519	1,674,019	-	23,421,149	5.7%
Fidelity Ultra-Short Central Fund	218,046,027	7,770,821	136,586,236	68,380,155	1.9%
Total	$ 928,154,867	$ 38,553,634	$ 385,007,067	$ 533,606,664
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.9%
United Kingdom	2.8%
Canada	1.3%
Luxembourg	1.0%
Others (individually less than 1%)	5.0%
100.0%
Income Tax Information
At August 31, 2008, the fund had a capital loss carryforward of approximately $16,598,133 of which $8,055,126 and $8,543,007 will expire on August 31, 2014 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $25,351,550 and repurchase agreements of $46,871,000) - See accompanying schedule: Unaffiliated issuers (cost $520,357,459)	$ 518,653,440
Fidelity Central Funds (cost $583,792,741)	533,606,664
Total Investments (cost $1,104,150,200)		$ 1,052,260,104
Cash		252
Receivable for investments sold		392,727
Receivable for swap agreements		22,955
Receivable for fund shares sold		726,459
Interest receivable		3,239,961
Distributions receivable from Fidelity Central Funds		2,344,108
Unrealized appreciation on swap agreements		2,726,538
Prepaid expenses		1,289
Total assets		1,061,714,393

Liabilities
Payable for investments purchased Regular delivery	$ 2,192,821
Delayed delivery	28,682,472
Payable for swap agreements	1,000,000
Payable for fund shares redeemed	1,089,548
Distributions payable	236,071
Unrealized depreciation on swap agreements	10,515,104
Accrued management fee	264,654
Distribution fees payable	175,205
Other affiliated payables	186,524
Other payables and accrued expenses	181,937
Collateral on securities loaned, at value	25,900,000
Total liabilities		70,424,336

Net Assets		$ 991,290,057
Net Assets consist of:
Paid in capital		$ 1,068,151,923
Undistributed net investment income		1,520,348
Accumulated undistributed net realized gain (loss) on investments		(19,031,419)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(59,350,795)
Net Assets		$ 991,290,057

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($216,682,833 ÷ 21,009,459 shares)	$ 10.31
Maximum offering price per share (100/97.25 of $10.31)	$ 10.60
Class T: Net Asset Value and redemption price per share ($344,229,104 ÷ 33,359,656 shares)	$ 10.32
Maximum offering price per share (100/97.25 of $10.32)	$ 10.61
Class B: Net Asset Value and offering price per share ($15,141,247 ÷ 1,469,566 shares)A	$ 10.30
Class C: Net Asset Value and offering price per share ($52,528,747 ÷ 5,102,707 shares)A	$ 10.29
Institutional Class: Net Asset Value, offering price and redemption price per share ($362,708,126 ÷ 35,089,728 shares)	$ 10.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2008

Investment Income
Interest		$ 27,521,975
Income from Fidelity Central Funds		36,735,569
Total income		64,257,544

Expenses
Management fee	$ 3,918,835
Transfer agent fees	2,314,521
Distribution fees	2,463,999
Accounting and security lending fees	439,976
Custodian fees and expenses	29,494
Independent trustees' compensation	5,457
Registration fees	94,171
Audit	101,986
Legal	6,883
Miscellaneous	88,294
Total expenses before reductions	9,463,616
Expense reductions	(28,859)	9,434,757
Net investment income		54,822,787
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,369,849
Fidelity Central Funds	(25,458,991)
Swap agreements	5,012,696
Total net realized gain (loss)		(4,076,446)
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,423,717)
Swap agreements	(4,364,415)
Total change in net unrealized appreciation (depreciation)		(24,788,132)
Net gain (loss)		(28,864,578)
Net increase (decrease) in net assets resulting from operations		$ 25,958,209

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 54,822,787	$ 71,163,315
Net realized gain (loss)	(4,076,446)	(8,356,241)
Change in net unrealized appreciation (depreciation)	(24,788,132)	(17,755,133)
Net increase (decrease) in net assets resulting from operations	25,958,209	45,051,941
Distributions to shareholders from net investment income	(56,702,503)	(67,133,368)
Share transactions - net increase (decrease)	(533,888,338)	92,477,521
Total increase (decrease) in net assets	(564,632,632)	70,396,094

Net Assets
Beginning of period	1,555,922,689	1,485,526,595
End of period (including undistributed net investment income of $1,520,348 and undistributed net investment income of $3,153,954, respectively)	$ 991,290,057	$ 1,555,922,689

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 H

2005 J

2004J

2003J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06
Income from Investment Operations
Net investment incomeE	.457	.487	.385	.397	.385	.420
Net realized and unrealized gain (loss)	(.319)	(.167)	(.043)	(.338)	.120	.254
Total from investment operations	.138	.320	.342	.059	.505	.674
Distributions from net investment income	(.468)	(.460)	(.382)	(.379)	(.385)	(.414)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.468)	(.460)	(.432)	(.529)	(.485)	(.414)
Net asset value, end of period	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32
Total ReturnB ,C , D	1.28%	2.99%	3.23%	.54%	4.58%	6.16%
Ratios to Average Net AssetsF, I
Expenses before reductions	.85%	.79%	.75%A	.81%	.84%	.81%
Expenses net of fee waivers, if any	.85%	.79%	.75%A	.81%	.84%	.81%
Expenses net of all reductions	.85%	.78%	.74%A	.80%	.84%	.81%
Net investment income	4.32%	4.52%	4.30%A	3.60%	3.42%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,683	$ 255,591	$ 229,490	$ 219,441	$ 186,748	$ 166,701
Portfolio turnover rateG	81%	89%K	43%A	73%	96%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006H

2005J

2004J

2003J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06
Income from Investment Operations
Net investment incomeE	.462	.484	.377	.386	.374	.408
Net realized and unrealized gain (loss)	(.310)	(.178)	(.043)	(.338)	.130	.253
Total from investment operations	.152	.306	.334	.048	.504	.661
Distributions from net investment income	(.472)	(.456)	(.374)	(.368)	(.374)	(.401)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.472)	(.456)	(.424)	(.518)	(.474)	(.401)
Net asset value, end of period	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32
Total ReturnB, C, D	1.41%	2.85%	3.15%	.43%	4.56%	6.03%
Ratios to Average Net AssetsF,I
Expenses before reductions	.82%	.82%	.84%A	.91%	.95%	.93%
Expenses net of fee waivers, if any	.82%	.82%	.84%A	.91%	.95%	.93%
Expenses net of all reductions	.82%	.82%	.83%A	.91%	.95%	.93%
Net investment income	4.35%	4.48%	4.21%A	3.49%	3.32%	3.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,229	$ 503,737	$ 563,677	$ 622,245	$ 680,947	$ 711,263
Portfolio turnover rateG	81%	89%K	43%A	73%	96%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006H

2005J

2004J

2003J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05
Income from Investment Operations
Net investment incomeE	.385	.409	.316	.310	.295	.331
Net realized and unrealized gain (loss)	(.318)	(.169)	(.043)	(.338)	.120	.253
Total from investment operations	.067	.240	.273	(.028)	.415	.584
Distributions from net investment income	(.397)	(.380)	(.313)	(.292)	(.295)	(.324)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.397)	(.380)	(.363)	(.442)	(.395)	(.324)
Net asset value, end of period	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31
Total ReturnB, C, D	.60%	2.24%	2.57%	(.25)%	3.75%	5.32%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.53%	1.52%	1.52%A	1.61%	1.66%	1.60%
Expenses net of fee waivers, if any	1.53%	1.52%	1.52%A	1.60%	1.65%	1.60%
Expenses net of all reductions	1.53%	1.52%	1.52%A	1.60%	1.65%	1.60%
Net investment income	3.64%	3.78%	3.52%A	2.80%	2.62%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,141	$ 22,609	$ 46,344	$ 73,017	$ 118,751	$ 154,697
Portfolio turnover rateG	81%	89%K	43%A	73%	96%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006H

2005J

2004J

2003J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04
Income from Investment Operations
Net investment incomeE	.378	.400	.308	.301	.289	.322
Net realized and unrealized gain (loss)	(.317)	(.167)	(.042)	(.337)	.120	.254
Total from investment operations	.061	.233	.266	(.036)	.409	.576
Distributions from net investment income	(.391)	(.373)	(.306)	(.284)	(.289)	(.316)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.391)	(.373)	(.356)	(.434)	(.389)	(.316)
Net asset value, end of period	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30
Total ReturnB, C, D	.54%	2.18%	2.51%	(.33)%	3.70%	5.26%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.59%	1.59%	1.60%A	1.67%	1.70%	1.67%
Expenses net of fee waivers, if any	1.59%	1.59%	1.60%A	1.67%	1.70%	1.67%
Expenses net of all reductions	1.59%	1.58%	1.60%A	1.67%	1.70%	1.67%
Net investment income	3.58%	3.72%	3.45%A	2.73%	2.57%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,529	$ 58,693	$ 63,946	$ 74,522	$ 91,149	$ 113,849
Portfolio turnover rateG	81%	89%K	43%A	73%	96%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006G

2005I

2004I

2003I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08
Income from Investment Operations
Net investment incomeD	.494	.513	.401	.417	.400	.437
Net realized and unrealized gain (loss)	(.311)	(.169)	(.043)	(.339)	.122	.254
Total from investment operations	.183	.344	.358	.078	.522	.691
Distributions from net investment income	(.503)	(.484)	(.398)	(.398)	(.402)	(.431)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.503)	(.484)	(.448)	(.548)	(.502)	(.431)
Net asset value, end of period	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34
Total ReturnB, C	1.71%	3.22%	3.37%	.71%	4.72%	6.30%
Ratios to Average Net AssetsE, H
Expenses before reductions	.53%	.55%	.57%A	.63%	.70%	.66%
Expenses net of fee waivers, if any	.53%	.55%	.57%A	.63%	.70%	.66%
Expenses net of all reductions	.53%	.55%	.57%A	.63%	.70%	.66%
Net investment income	4.64%	4.75%	4.48%A	3.77%	3.57%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 362,708	$ 715,292	$ 582,070	$ 465,201	$ 269,727	$ 155,302
Portfolio turnover rateF	81%	89%J	43%A	73%	96%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment- grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade commercial mortgage-backed securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income- producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 7,428,564
Unrealized depreciation	(63,262,725)
Net unrealized appreciation (depreciation)	(55,834,161)
Undistributed ordinary income	1,236,670
Capital loss carryforward	(16,598,133)

Cost for federal income tax purposes	$ 1,108,094,265

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 56,702,503	$ 67,133,368

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3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $121,060,008 and $408,008,978, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 626,830	$ 61,832
Class T	0%	.25%	1,094,299	3,609
Class B	.65%	.25%	166,161	120,037
Class C	.75%	.25%	576,709	41,816
			$ 2,463,999	$ 227,294

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,486
Class T	14,641
Class B*	22,452
Class C*	8,763
$ 66,342

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 568,060.23
Class T	839,698.19
Class B	46,645.25
Class C	123,001.21
Institutional Class	737,117.15
	$ 2,314,521

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,517 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $620,706.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,564. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 10,708
Class T	6,948
Class C	1,219
Institutional Class	7,420
$ 26,295

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Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximatley 28% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 11,114,337	$ 10,370,477
Class T	19,685,484	22,730,353
Class B	698,735	1,169,158
Class C	2,134,294	2,124,376
Institutional Class	23,069,653	30,739,004
Total	$ 56,702,503	$ 67,133,368

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2008	2007	2008	2007
Class A
Shares sold	7,478,814	10,574,585	$ 79,389,123	$ 114,058,074
Reinvestment of distributions	913,344	820,864	9,656,597	8,855,890
Shares redeemed	(11,412,910)	(8,653,270)	(120,176,822)	(93,273,700)
Net increase (decrease)	(3,020,752)	2,742,179	$ (31,131,102)	$ 29,640,264
Class T
Shares sold	10,443,380	13,148,613	$ 110,997,567	$ 141,957,847
Reinvestment of distributions	1,758,963	1,987,509	18,626,931	21,458,242
Shares redeemed	(26,180,797)	(20,062,229)	(277,194,128)	(216,499,859)
Net increase (decrease)	(13,978,454)	(4,926,107)	$ (147,569,630)	$ (53,083,770)

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12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2008	2007	2008	2007
Class B
Shares sold	542,893	600,059	$ 5,772,343	$ 6,457,505
Reinvestment of distributions	58,357	92,579	616,990	999,355
Shares redeemed	(1,259,274)	(2,868,103)	(13,340,826)	(30,956,416)
Net increase (decrease)	(658,024)	(2,175,465)	$ (6,951,493)	$ (23,499,556)
Class C
Shares sold	1,247,916	1,488,943	$ 13,263,460	$ 16,006,140
Reinvestment of distributions	166,125	163,983	1,753,152	1,766,938
Shares redeemed	(1,839,485)	(2,066,746)	(19,383,480)	(22,267,059)
Net increase (decrease)	(425,444)	(413,820)	$ (4,366,868)	$ (4,493,981)
Institutional Class
Shares sold	4,941,786	19,511,051	$ 52,330,544	$ 211,209,559
Reinvestment of distributions	2,074,699	2,781,278	22,020,750	30,063,141
Shares redeemed	(39,037,602)	(9,069,558)	(418,220,539)	(97,358,136)
Net increase (decrease)	(32,021,117)	13,222,771	$ (343,869,245)	$ 143,914,564

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Advisor Intermediate Bond. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Advisor Intermediate Bond. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Advisor Intermediate Bond. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-
present) and Fidelity Investments Money Management, Inc. (2008-
present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Advisor Intermediate Bond. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Intermediate Bond. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Advisor Intermediate Bond. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-
present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Advisor Intermediate Bond. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Advisor Intermediate Bond. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Intermediate Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Intermediate Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Intermediate Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Intermediate Bond. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Intermediate Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 7.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $44,771,891 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's more recent disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Intermediate Bond Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

LTBI-UANN-1008
1.784753.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-3.94%	1.62%	3.86%
Class T (incl. 4.00% sales charge)	-3.93%	1.56%	3.78%
Class B (incl. contingent deferred sales charge) A	-5.36%	1.37%	3.74%
Class C (incl. contingent deferred sales charge) B	-1.63%	1.64%	3.48%

A Class B shares' contingent deferred sales charges included in past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

B Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 16, 2001. Returns prior to August 16, 2001 are those of Class B, and reflect Class B shares' 0.90% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 16, 2001 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mortgage Securities Fund - Class A on August 31, 1998, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Mortgage-Backed Securities Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Advisor Mortgage Securities Fund

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. Bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - fell 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

The fund's Class A, Class T, Class B and Class C shares returned 0.06%, 0.07%, -0.58% and -0.68%, respectively (excluding sales charges), significantly lagging the 7.03% gain in the Lehman Brothers U.S. Mortgage-Backed Securities Index. Out-of-benchmark positions in asset-backed securities (ABS) backed by subprime mortgages and commercial mortgage-backed securities (CMBS) - both of which the fund held directly and through investments in Fidelity Ultra-Short Central Fund - accounted for a large portion of its underperformance. Securities made up of subprime mortgages suffered steep price declines. CMBS stumbled recently as the economy weakened and the credit crisis worsened. Elsewhere, the fund's stake in hybrid adjustable-rate mortgages (ARMs) worked in our favor because they outpaced plain-vanilla 30-year pass-through mortgage securities. Likewise, investments in collateralized mortgage obligations performed comparatively well after adjusting for their reduced interest rate sensitivity. Since becoming portfolio manager of the fund this past April, I have made a number of strategic moves that, when taken together, significantly improved the fund's standing relative to the benchmark during the second half of the period. For instance, I significantly reduced the fund's direct holdings in subprime mortgages and CMBS and eliminated its exposure to Ultra-Short Central Fund. At the same time, I raised our exposure to prepayment-resistant securities, which allowed us to enjoy some price appreciation and keep high coupon payments in place for a longer period because the underlying mortgages had a lower risk of prepayment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 993.40	$ 4.21
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27
Class T
Actual	$ 1,000.00	$ 993.50	$ 4.21
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27
Class B
Actual	$ 1,000.00	$ 990.20	$ 7.45
HypotheticalA	$ 1,000.00	$ 1,017.65	$ 7.56
Class C
Actual	$ 1,000.00	$ 989.70	$ 7.95
HypotheticalA	$ 1,000.00	$ 1,017.14	$ 8.06
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 995.40	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 995.00	$ 2.66
HypotheticalA	$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.84%
Class T	.84%
Class B	1.49%
Class C	1.59%
Fidelity Mortgage Securities Fund	.45%
Institutional Class	.53%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Coupon Distribution as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	3.2	0.7
3 - 3.99%	2.0	10.5
4 - 4.99%	7.7	11.2
5 - 5.99%	44.9	35.5
6 - 6.99%	30.8	35.2
7 - 7.99%	4.0	4.4
8% and over	0.9	0.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2008
6 months ago
Years	5.2	5.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	4.3	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008 *	As of February 29, 2008 **
Mortgage Securities 106.4%	Mortgage Securities 92.5%
Corporate Bonds 0.0%	Corporate Bonds 0.9%
CMOs and Other Mortgage Related Securities 20.0%	CMOs and Other Mortgage Related Securities 32.7%
Asset-Backed Securities 5.1%	Asset-Backed Securities 8.9%
Short-Term Investments and Net Other Assets† (31.5)%	Short-Term Investments and Net Other Assets† (35.0)%

* Foreign investments	1.3%	** Foreign investments	4.8%
* Futures and Swaps	(8.8)%	** Futures and Swaps	(0.4)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 106.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 63.7%
3.628% 9/1/33 (f)	$ 562	$ 568
3.711% 6/1/33 (f)	1,932	1,928
3.74% 10/1/33 (f)	164	165
3.834% 5/1/34 (f)	1,395	1,404
3.837% 8/1/33 (f)	148	148
3.972% 8/1/33 (f)	713	720
3.986% 10/1/18 (f)	107	109
3.993% 6/1/33 (f)	115	115
4.103% 5/1/34 (f)	1,941	1,958
4.111% 4/1/34 (f)	2,404	2,414
4.171% 1/1/35 (f)	401	403
4.227% 8/1/33 (f)	687	689
4.25% 2/1/35 (f)	200	201
4.252% 6/1/33 (f)	1,722	1,726
4.272% 2/1/34 (f)	182	184
4.283% 12/1/33 (f)	155	157
4.295% 1/1/35 (f)	192	193
4.302% 5/1/33 (f)	49	49
4.307% 3/1/33 (f)	95	96
4.328% 1/1/35 (f)	229	230
4.331% 7/1/35 (f)	624	624
4.366% 2/1/34 (f)	365	369
4.373% 7/1/33 (f)	113	114
4.38% 1/1/34 (f)	1,691	1,701
4.39% 2/1/35 (f)	355	358
4.39% 6/1/35 (f)	718	723
4.408% 6/1/33 (f)	1,727	1,741
4.408% 5/1/35 (f)	1,018	1,024
4.42% 8/1/34 (f)	502	507
4.426% 5/1/35 (f)	142	142
4.429% 3/1/35 (f)	304	306
4.445% 8/1/35 (f)	2,919	2,930
4.499% 5/1/35 (f)	481	485
4.5% 10/1/19 to 9/1/31	25,561	24,495
4.571% 1/1/35 (f)	1,852	1,872
4.599% 1/1/20 (f)	904	912
4.607% 4/1/33 (f)	736	740
4.628% 8/1/35 (f)	771	780
4.658% 8/1/35 (f)	950	955
4.702% 7/1/34 (f)	1,889	1,906
4.707% 2/1/35 (f)	1,220	1,236
4.751% 1/1/35 (f)	1,391	1,404
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.767% 12/1/35 (f)	$ 880	$ 890
4.776% 4/1/35 (f)	69	70
4.777% 12/1/34 (f)	189	191
4.833% 10/1/34 (f)	1,768	1,786
4.841% 1/1/35 (f)	571	578
4.866% 7/1/35 (f)	1,138	1,145
4.891% 4/1/33 (f)	1,857	1,873
4.912% 2/1/35 (f)	52	52
4.922% 3/1/35 (f)	2,291	2,316
4.926% 8/1/34 (f)	1,647	1,662
4.94% 7/1/35 (f)	46	47
4.979% 3/1/35 (f)	998	1,010
4.986% 4/1/33 (f)	26	26
5% 9/1/16 to 7/1/37	89,848	86,902
5% 9/1/23 (b)	10,000	9,904
5% 9/1/38 (b)	25,000	24,013
5% 9/1/38 (b)	36,400	34,963
5% 9/11/38 (b)(c)	24,000	23,053
5% 9/11/38 (b)(c)	26,000	24,974
5.018% 3/1/34 (f)	2,910	2,937
5.065% 9/1/35 (f)	123	126
5.069% 1/1/37 (f)	1,325	1,344
5.072% 7/1/34 (f)	452	457
5.131% 8/1/34 (f)	1,157	1,174
5.17% 3/1/36 (f)	3,102	3,139
5.189% 5/1/35 (f)	131	133
5.218% 11/1/32 (f)	364	369
5.266% 12/1/36 (f)	607	617
5.281% 3/1/35 (f)	111	112
5.306% 3/1/36 (f)	8,286	8,404
5.307% 7/1/35 (f)	769	767
5.324% 6/1/36 (f)	1,870	1,893
5.325% 1/1/36 (f)	2,028	2,056
5.336% 7/1/35 (f)	514	520
5.346% 2/1/37 (f)	561	572
5.357% 3/1/37 (f)	3,954	4,027
5.366% 1/1/32 (f)	192	194
5.453% 2/1/37 (f)	3,667	3,742
5.481% 12/1/35 (f)	1,989	2,013
5.485% 6/1/32 (f)	349	353
5.5% 1/1/09 to 7/1/37 (c)	81,279	81,122
5.5% 9/1/38 (b)	39,300	38,790
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/11/38 (b)(c)	$ 12,000	$ 11,844
5.5% 9/11/38 (b)	15,000	14,805
5.547% 10/1/36 (f)	285	292
5.662% 6/1/36 (f)	1,564	1,594
5.787% 3/1/36 (f)	3,457	3,525
5.8% 1/1/36 (f)	598	610
5.805% 11/1/36 (f)	892	906
5.806% 1/1/35 (f)	2,590	2,583
5.811% 5/1/36 (f)	3,947	4,026
5.818% 7/1/36 (f)	713	727
5.822% 9/1/36 (f)	907	923
5.843% 3/1/36 (f)	1,895	1,933
5.871% 3/1/36 (f)	1,605	1,638
5.906% 5/1/36 (f)	1,814	1,853
5.945% 2/1/35 (f)	46	47
5.951% 5/1/36 (f)	569	583
5.953% 4/1/36 (f)	399	407
5.958% 9/1/36 (f)	991	1,013
6% 10/1/08 to 11/1/37	106,176	108,264
6% 9/1/38 (b)(c)	26,300	26,549
6.001% 9/1/36 (f)	772	790
6.013% 4/1/36 (f)	6,407	6,552
6.027% 9/1/36 (f)	769	788
6.055% 1/1/35 (f)	2,117	2,123
6.079% 4/1/36 (f)	5,565	5,699
6.081% 3/1/37 (f)	1,009	1,035
6.157% 4/1/36 (f)	966	989
6.198% 5/1/37 (f)	84	86
6.214% 2/1/35 (f)	111	112
6.226% 5/1/36 (f)	1,921	1,971
6.245% 8/1/46 (f)	321	329
6.252% 6/1/36 (f)	142	145
6.263% 6/1/36 (f)	3,245	3,328
6.346% 5/1/36 (f)	1,396	1,434
6.433% 4/1/37 (f)	999	1,027
6.499% 12/1/36 (f)	205	210
6.5% 5/1/12 to 9/1/47 (c)	80,216	83,003
6.555% 12/1/36 (f)	286	294
6.835% 9/1/37 (f)	1,569	1,617
6.837% 9/1/37 (f)	727	750
6.973% 9/1/37 (f)	622	642
7% 12/1/15 to 7/1/37	9,487	9,998
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7.248% 9/1/37 (f)	$ 904	$ 933
7.5% 8/1/22 to 5/1/37	14,363	15,160
8% 12/1/29 to 3/1/37	177	186
8.5% 1/1/16 to 7/1/31	223	243
9% 2/1/13 to 10/1/30	547	605
9.5% 11/1/09 to 8/1/22	90	100
11% 8/1/10	14	15
12.25% 5/1/15	17	19
12.5% 8/1/15 to 3/1/16	20	23
12.75% 2/1/15	4	5
13.5% 9/1/14	3	4
		753,434
Freddie Mac - 30.3%
3.744% 5/1/34 (f)	32	32
3.758% 10/1/33 (f)	2,060	2,088
3.927% 6/1/34 (f)	328	330
4.006% 4/1/34 (f)	2,802	2,803
4.221% 1/1/35 (f)	2,648	2,682
4.231% 3/1/34 (f)	1,529	1,539
4.275% 6/1/35 (f)	304	304
4.309% 12/1/34 (f)	253	255
4.327% 3/1/34 (f)	2,714	2,728
4.406% 3/1/35 (f)	304	306
4.423% 2/1/34 (f)	205	205
4.454% 3/1/35 (f)	281	282
4.585% 6/1/33 (f)	2,203	2,214
4.754% 4/1/35 (f)	1,104	1,110
4.79% 2/1/36 (f)	276	276
4.791% 3/1/35 (f)	541	545
5% 6/1/18 to 8/1/36	34,466	33,340
5% 9/1/38 (b)	10,000	9,599
5.022% 4/1/35 (f)	141	141
5.264% 12/1/33 (f)	1,226	1,228
5.27% 11/1/35 (f)	1,066	1,074
5.382% 3/1/35 (f)	180	181
5.5% 6/1/09 to 11/1/33	34,190	34,085
5.5% 9/1/38 (b)(c)	85,000	83,750
5.5% 9/11/38 (b)	6,000	5,912
5.5% 10/14/38 (b)	25,000	24,564
5.552% 4/1/37 (f)	418	425
5.583% 1/1/37 (f)	2,095	2,133
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.735% 10/1/35 (f)	$ 257	$ 261
5.779% 3/1/37 (f)	2,310	2,343
5.791% 4/1/37 (f)	2,133	2,165
5.811% 6/1/37 (f)	1,638	1,666
5.829% 5/1/37 (f)	686	696
5.883% 11/1/31 (f)	70	70
5.946% 4/1/36 (f)	1,393	1,419
6% 4/1/14 to 7/1/37	40,639	41,520
6.021% 6/1/36 (f)	684	697
6.125% 10/1/36 (f)	142	146
6.133% 4/1/37 (f)	766	780
6.182% 7/1/36 (f)	3,504	3,585
6.218% 5/1/36 (f)	596	609
6.263% 3/1/36 (f)	3,020	3,092
6.273% 12/1/36 (f)	1,015	1,040
6.383% 7/1/36 (f)	696	711
6.398% 10/1/36 (f)	3,636	3,724
6.417% 6/1/37 (f)	168	173
6.422% 12/1/36 (f)	1,683	1,726
6.5% 4/1/11 to 8/1/47	28,174	29,143
6.585% 12/1/36 (f)	4,014	4,132
6.592% 10/1/36 (f)	5,830	5,986
6.613% 7/1/36 (f)	2,957	3,048
6.639% 6/1/37 (f)	252	259
6.641% 8/1/37 (f)	1,183	1,216
6.644% 6/1/36 (f)	514	529
6.65% 1/1/37 (f)	2,313	2,373
6.676% 10/1/36 (f)	1,777	1,824
6.734% 9/1/36 (f)	7,421	7,658
6.844% 10/1/36 (f)	2,418	2,495
7% 6/1/21 to 9/1/36	6,694	7,023
7.153% 2/1/37 (f)	272	281
7.5% 11/1/10 to 4/1/37	11,214	11,919
7.581% 4/1/37 (f)	153	158
7.7% 8/1/36 (f)	15	16
8% 11/1/16 to 1/1/37	278	294
8.5% 7/1/09 to 9/1/20	30	33
9% 3/1/09 to 5/1/21	251	274
10% 1/1/09 to 5/1/19	47	51
10.5% 8/1/10 to 2/1/16	4	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 10/1/12 to 12/1/14	$ 35	$ 38
13% 12/1/13 to 6/1/15	79	89
		359,397
Government National Mortgage Association - 12.4%
5% 5/15/36	5,261	5,164
5% 9/1/38 (b)	5,000	4,831
5.5% 9/1/38 (b)	1,000	998
5.5% 9/1/38 (b)(c)	9,000	8,982
5.5% 9/1/38 (b)(c)	4,000	3,992
5.5% 9/1/38 (b)	1,000	998
5.5% 9/1/38 (b)(c)	12,300	12,275
5.5% 9/1/38 (b)	18,000	17,820
5.5% 9/1/38 (b)	20,000	19,800
5.5% 9/22/38 (b)	25,000	24,750
6% 9/1/38 (b)	24,000	24,266
6% 9/1/38 (b)	8,000	8,117
6.5% 5/15/28 to 7/15/36	7,762	8,142
7% 2/15/24 to 7/15/32	3,503	3,685
7.5% 9/15/16 to 4/15/32	1,200	1,284
8% 6/15/21 to 12/15/25	496	535
8.5% 8/15/16 to 10/15/28	707	776
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	60	68
13.5% 7/15/11	3	3
		146,488
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,250,943)		1,259,319
Asset-Backed Securities - 5.1%

ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3 Class A2A, 2.5219% 6/25/36 (f)	16	16
Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 2.6919% 12/25/35 (f)	605	542
Series 2006-M3 Class A2A, 2.5219% 10/25/36 (f)	492	478
Argent Securities, Inc. Series 2006-M2 Class A2A, 2.5219% 9/25/36 (f)	1,817	1,767
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 4.1219% 9/25/35 (f)	1,965	87
Series 2005-FR1 Class M1, 2.9719% 6/25/35 (f)	600	435
Series 2007-HE3 Class 1A1, 2.5919% 4/25/37 (f)	732	671
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	$ 970	$ 861
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 2.5113% 8/26/36 (f)	96	93
Series 2006-NC2 Class A2A, 2.5013% 9/25/36 (f)	175	169
Series 2006-WF2 Class A2B, 5.735% 5/25/36	573	567
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 2.5919% 1/25/37 (f)	70	68
Series 2007-11 Class 2A1, 2.5319% 6/25/47 (f)	5,095	4,760
Series 2007-4 Class A1A, 2.5919% 9/25/37 (f)	4,266	4,065
Series 2007-BC2 Class 2A1, 2.5619% 6/25/37 (f)	827	804
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.5319% 10/25/36 (f)	434	400
First Franklin Mortgage Loan Trust:
Series 2005-FF10 Class A4, 2.7919% 11/25/35 (f)	2,345	2,132
Series 2006-FF5 Class 2A2, 2.5819% 4/25/36 (f)	626	603
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	648
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	305
Fremont Home Loan Trust Series 2006-3 Class 2A1, 2.5419% 2/25/37 (f)	40	38
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(f)	160	14
Series 2004-AR2 Class B1, 4.3719% 8/25/34 (f)	796	76
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 2.5313% 3/25/36 (f)	93	90
Helios Finance L.P. Series 2007-S1 Class B1, 3.1706% 10/20/14 (a)(f)	2,325	1,697
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (a)(f)	490	443
Home Equity Asset Trust Series 2006-8 Class 2A1, 2.5219% 3/25/37 (f)	61	57
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	107	106
Class A1B, 2.5719% 7/25/36 (f)	843	838
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	7,966
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 3.0219% 6/25/35 (f)	1,785	1,499
Series 2006-1 Class 2A2, 2.6119% 2/25/36 (f)	160	158
Series 2006-2 Class 2A2, 2.6019% 3/25/36 (f)	992	972
Series 2006-8 Class 2A1, 2.5119% 9/25/36 (f)	420	404
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6819% 5/25/47 (f)	$ 1,000	$ 593
MASTR Asset Backed Securities Trust Series 2006-HE1 Class A2, 2.6119% 1/25/36 (f)	315	312
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.6419% 2/25/37 (f)	4,176	2,853
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 2.5419% 7/25/37 (f)	646	616
Morgan Stanley ABS Capital I Trust:
Series 2006-HE6 Class A2A, 2.5119% 9/25/36 (f)	1,183	1,141
Series 2007-HE2 Class A2A, 2.5119% 1/25/37 (f)	104	96
Series 2007-HE4 Class A2A, 2.5819% 2/25/37 (f)	100	92
Series 2007-NC3 Class A2A, 2.5319% 5/25/37 (f)	55	50
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5719% 4/25/37 (f)	1,121	1,036
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.5219% 11/25/36 (f)	166	163
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	4,205	796
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	6,370	1,457
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	4,540	1,008
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (f)	105	104
Newcastle CDO VIII Series 2006-8A Class 4, 3.0719% 11/1/52 (a)(f)	5,000	2,000
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	240	229
NovaStar Mortgage Funding Trust:
Series 2006-5 Class A2A, 2.5419% 11/25/36 (f)	48	47
Series 2006-6 Class A2A, 2.5419% 1/25/37 (f)	223	203
Ocala Funding LLC Series 2006-1A Class A, 3.8706% 3/20/11 (a)(f)	2,100	1,397
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 2.5619% 5/25/37 (f)	327	305
Series 2007-6 Class 2A1, 2.5319% 7/25/37 (f)	339	318
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 2.5519% 1/25/37 (f)	57	56
Series 2006-6 Class A2A, 2.5319% 9/25/37 (f)	1,322	1,265
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.5419% 9/25/36 (f)	980	950
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (a)	742	740
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	427	356
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.5419% 2/25/37 (f)	$ 419	$ 408
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.1919% 1/25/36 (f)	500	37
Series 2006-FR4 Class A2A, 2.5519% 8/25/36 (f)	505	469
Series 2007-NC1 Class A2A, 2.5219% 12/25/36 (f)	349	323
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	238	233
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 2.9019% 5/25/35 (f)	1,995	1,423
Series 2007-BC4 Class A3, 2.7219% 11/25/37 (f)	2,702	2,394
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.5619% 6/25/37 (f)	1,293	1,162
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	11
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	9
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	12
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.9719% 10/25/36 (a)(f)	1,005	160
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 2.5719% 7/25/36 (f)	1,195	1,042
Series 2007-2 Class A1, 2.5619% 4/25/37 (f)	1,016	935
TOTAL ASSET-BACKED SECURITIES (Cost $76,714)		60,630
Collateralized Mortgage Obligations - 17.7%

Private Sponsor - 6.9%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (f)	6,360	6,038
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1969% 2/17/52 (a)(f)	910	834
Series 2006-2A Class 2C, 3.1869% 2/17/52 (a)(f)	2,250	2,032
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3889% 11/25/33 (f)	672	642
Series 2004-1 Class 2A2, 4.6836% 10/25/34 (f)	1,855	1,718
Series 2004-A:
Class 2A1, 3.5464% 2/25/34 (f)	458	419
Class 2A2, 4.0974% 2/25/34 (f)	1,980	1,837
Series 2004-D Class 2A1, 3.6153% 5/25/34 (f)	236	217
Series 2004-J Class 2A1, 4.7623% 11/25/34 (f)	941	875
Series 2005-D Class 2A7, 4.7865% 5/25/35 (f)	970	790
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-H:
Class 1A1, 4.9261% 9/25/35 (f)	$ 235	$ 216
Class 2A2, 4.8029% 9/25/35 (f)	1,072	969
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 5.9712% 1/25/35 (f)	959	737
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (f)	131	124
Series 2007-A2 Class 2A1, 4.2836% 7/25/37 (f)	640	588
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.2965% 8/25/34 (f)	2,610	2,381
Class A4, 4.4034% 8/25/34 (f)	2,208	2,011
Series 2006-AR7 Class 1A1, 6.5839% 11/25/36 (f)	203	147
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	703	634
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 2.8719% 3/25/35 (f)	100	74
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.3763% 1/28/32 (a)(f)	236	165
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (f)	2,448	2,258
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 3.255% 10/18/54 (a)(f)	770	614
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.28% 11/20/56 (a)(f)	1,675	1,313
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.2619% 10/11/41 (a)(f)	2,520	1,988
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 3.36% 12/20/54 (f)	700	645
Series 2006-2 Class C1, 3.2563% 12/20/54 (f)	155	92
Series 2007-1:
Class 1C1, 3.1025% 12/20/54 (f)	940	864
Class 2C1, 3.2325% 12/20/54 (f)	500	341
Series 2007-2 Class 2C1, 3.2194% 12/17/54 (f)	1,355	902
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7605% 7/25/35 (f)	920	717
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (f)	972	904
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (f)	2,259	2,130
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	$ 2,916	$ 2,816
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9669% 6/15/22 (a)(f)	4,998	4,448
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.232% 8/25/34 (f)	3,279	3,058
Series 2006-A6 Class A4, 4.191% 10/25/33 (f)	3,018	2,743
Permanent Financing No. 4 PLC Class 3C, 3.4956% 6/10/42 (f)	1,405	1,338
Permanent Financing No. 8 PLC floater Class 3C, 3.2156% 6/10/42 (f)	610	533
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	796	665
Series 2004-SL2 Class A1, 6.5% 10/25/16	101	98
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2941% 7/25/34 (f)	1,941	1,779
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 4.9719% 12/25/36 (a)(f)	795	37
Series 2003-15A Class 4A, 5.4576% 4/25/33 (f)	1,573	1,455
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,164	1,057
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	449	450
Series 2004-AR7 Class A6, 3.9397% 7/25/34 (f)	395	389
Series 2004-RA3 Class 2A, 6.3521% 8/25/38 (f)	12,026	11,165
Series 2005-AR16 Class 1A3, 5.1005% 12/25/35 (f)	2,065	1,652
Series 2005-AR3 Class A2, 4.6363% 3/25/35 (f)	3,715	3,352
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5509% 11/25/34 (f)	1,637	1,487
Class A9, 4.5509% 11/25/34 (f)	3,490	2,880
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (f)	992	905
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (f)	361	330
Series 2006-AR8 Class 3A1, 5.2376% 4/25/36 (f)	3,650	3,406
TOTAL PRIVATE SPONSOR		82,259
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 10.8%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	$ 3,346	$ 3,448
Class PZ, 6% 2/25/24	2,608	2,684
Series 1999-15 Class PC, 6% 9/25/18	971	981
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,127
Series 1993-165 Class SH, 12.7285% 9/25/23 (f)	168	159
Series 1999-17 Class PG, 6% 4/25/29	5,808	5,924
Series 2003-22 6% 4/25/33 (g)	4,325	1,092
Series 2003-26 Class KI, 5% 12/25/15 (g)	1,939	120
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	2,007	318
Series 2006-48 Class LF, 0% 8/25/34 (f)	33	33
Fannie Mae STRIP:
Series 339 Class 29, 5.5% 7/1/18 (g)	1,991	314
Series 348 Class 14, 6.5% 8/1/34 (g)	913	179
Series 351:
Class 12, 5.5% 4/1/34 (g)	688	166
Class 13, 6% 3/1/34 (g)	872	203
Series 359, Class 19 6% 7/1/35 (g)	874	203
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,111	4,182
Series 2001-52 Class YZ, 6.5% 10/25/31	219	226
Series 2001-63 Class TC, 6% 12/25/31 (e)	4,065	4,117
Series 2001-72 Class NZ, 6% 12/25/31	1,161	1,175
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,720
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,048
Series 2005-73 Class SA, 11.1231% 8/25/35 (f)	962	965
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	4,961	5,055
Series 2001-31 Class ZC, 6.5% 7/25/31	1,728	1,806
Series 2002-79 Class Z, 5.5% 11/25/22	2,149	2,129
Series 2003-80 Class CG, 6% 4/25/30	656	676
Series 2005-41 Class LA, 5.5% 5/25/35	3,237	3,259
Series 1999-33 Class PK, 6% 7/25/29	2,825	2,874
Series 2001-63 Class PG, 6% 12/25/31	2,068	2,096
Series 2001-74 Class QE, 6% 12/25/31	1,972	2,001
Series 2003-21 Class SK, 5.6281% 3/25/33 (f)(g)	868	120
Series 2003-3 Class HS, 5.1781% 9/25/16 (f)(g)	59	3
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-35:
Class BS, 4.5281% 4/25/17 (f)(g)	$ 630	$ 35
Class TQ, 5.0281% 5/25/18 (f)(g)	795	87
Series 2003-42:
Class HS, 4.6281% 12/25/17 (f)(g)	7,354	585
Class SJ, 4.5781% 11/25/22 (f)(g)	997	97
Series 2003-48 Class HI, 5% 11/25/17 (g)	2,979	339
Series 2004-54 Class SW, 3.5281% 6/25/33 (f)(g)	3,923	230
Series 2006-4 Class IT, 6% 10/25/35 (g)	424	118
Series 2007-36:
Class GO, 4/25/37 (h)	520	387
Class SG, 4.1281% 4/25/37 (f)(g)	6,738	607
Series 2007-57 Class SA, 25.7887% 6/25/37 (f)	5,580	7,275
Series 2007-66:
Class SA, 24.7687% 7/25/37 (f)	3,280	4,172
Class SB, 24.7687% 7/25/37 (f)	1,002	1,270
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	202	197
Class GY, 0% 5/15/37 (f)	231	220
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (e)	5,193	5,265
Series 2104 Class PG, 6% 12/15/28	1,556	1,575
Series 2162 Class PH, 6% 6/15/29	355	360
Series 70 Class C, 9% 9/15/20	112	123
sequential payer Series 2114 Class ZM, 6% 1/15/29	751	767
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,801	1,852
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	500	425
Series 3129 Class MF, 0% 7/15/34 (f)	354	352
Series 3222 Class HF, 0% 9/15/36 (f)	540	544
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,048	2,073
Series 2131 Class BG, 6% 3/15/29	8,260	8,414
Series 2137 Class PG, 6% 3/15/29	2,003	2,026
Series 2154 Class PT, 6% 5/15/29	3,033	3,067
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2435 Class VG, 6% 2/15/13	$ 726	$ 750
Series 2488 Class PR, 6% 8/15/32	1,095	1,109
Series 2585 Class KS, 5.1331% 3/15/23 (f)(g)	502	52
Series 2590 Class YR, 5.5% 9/15/32 (g)	135	41
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,459
Series 2810 Class PD, 6% 6/15/33	2,540	2,567
Series 3077 Class TO, 4/15/35 (h)	4,230	3,084
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,402	2,429
Series 2274 Class ZM, 6.5% 1/15/31	795	825
Series 2281 Class ZB, 6% 3/15/30	981	1,005
Series 2388 Class ZA, 6% 12/15/31	5,172	5,252
Series 2417 Class KZ, 6% 2/15/32	1,064	1,083
Series 2502 Class ZC, 6% 9/15/32	1,646	1,652
Series 2504 Class Z, 6% 9/15/32	1,532	1,551
Series 2564 Class ES, 5.1331% 2/15/22 (f)(g)	851	74
Series 2575 Class ID, 5.5% 8/15/22 (g)	139	23
Series 2750 Class ZT, 5% 2/15/34	2,716	2,311
Series 2817 Class SD, 4.5831% 7/15/30 (f)(g)	1,483	133
Series 3097 Class IA, 5.5% 3/15/33 (g)	3,888	815
Series 1658 Class GZ, 7% 1/15/24	2,273	2,359
Series 2587 Class IM, 6.5% 3/15/33 (g)	1,453	365
Series 2844:
Class SC, 30.7653% 8/15/24 (f)	105	139
Class SD, 54.3806% 8/15/24 (f)	154	295
Series 2957 Class SW, 3.5331% 4/15/35 (f)(g)	6,029	350
Series 3002 Class SN, 4.0331% 7/15/35 (f)(g)	6,057	537
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,924	1,955
Series 2003-11 Class S, 4.0844% 2/16/33 (f)(g)	4,838	328
Series 2004-32 Class GS, 4.0344% 5/16/34 (f)(g)	1,382	105
TOTAL U.S. GOVERNMENT AGENCY		127,513
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $214,823)		209,772
Commercial Mortgage Securities - 2.3%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1836% 2/14/43 (f)	$ 8,300	$ 8,538
Class PS1, 1.4299% 2/14/43 (f)(g)	17,080	690
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 3.2719% 10/25/36 (a)(f)	271	141
Class B2, 3.8219% 10/25/36 (a)(f)	177	87
Class B3, 5.0719% 10/25/36 (a)(f)	316	152
Class M4, 2.9019% 10/25/36 (a)(f)	271	176
Class M5, 2.9519% 10/25/36 (a)(f)	345	212
Class M6, 3.0319% 10/25/36 (a)(f)	669	385
Series 2006-4A:
Class B1, 3.1719% 12/25/36 (a)(f)	105	51
Class B2, 3.7219% 12/25/36 (a)(f)	101	56
Class B3, 4.9219% 12/25/36 (a)(f)	185	96
Series 2007-1:
Class B1, 3.1419% 3/25/37 (a)(f)	155	71
Class B2, 3.6219% 3/25/37 (a)(f)	113	51
Class B3, 5.8219% 3/25/37 (a)(f)	322	145
Class M1, 2.7419% 3/25/37 (a)(f)	130	95
Class M2, 2.7619% 3/25/37 (a)(f)	100	70
Class M3, 2.7919% 3/27/37 (a)(f)	88	58
Class M4, 2.8419% 3/25/37 (a)(f)	67	39
Class M5, 2.8919% 3/25/37 (a)(f)	109	59
Class M6, 2.9719% 3/25/37 (a)(f)	155	77
Series 2007-2A:
Class B1, 4.0719% 7/25/37 (a)(f)	119	55
Class B2, 4.7219% 7/25/37 (a)(f)	100	44
Class B3, 5.8219% 7/25/37 (a)(f)	114	49
Class M4, 3.1219% 7/25/37 (a)(f)	146	83
Class M5, 3.2219% 7/25/37 (a)(f)	132	71
Class M6, 3.4719% 7/25/37 (a)(f)	164	83
Series 2007-3:
Class B1, 3.4219% 7/25/37 (a)(f)	106	53
Class B2, 4.0719% 7/25/37 (a)(f)	278	150
Class B3, 6.4719% 7/25/37 (a)(f)	143	70
Class M1, 2.7819% 7/25/37 (a)(f)	94	57
Class M2, 2.8119% 7/25/37 (a)(f)	98	57
Class M3, 2.8419% 7/25/37 (a)(f)	159	88
Class M4, 2.9719% 7/25/37 (a)(f)	254	150
Class M5, 3.0719% 7/25/37 (a)(f)	127	68
Class M6, 3.2719% 7/25/37 (a)(f)	98	51
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 5.0219% 9/25/37 (a)(f)	$ 141	$ 63
Class B2, 5.9219% 9/25/37 (a)(f)	522	229
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0004% 5/15/35 (a)(f)(g)	27,818	1,167
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,143
Class F, 7.734% 1/15/32	600	618
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A1, 5.269% 1/15/49	627	618
Series 2007-C3 Class A1, 5.664% 6/15/39 (f)	712	706
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 3.9669% 7/15/19 (a)(f)	366	274
Class SHDC, 3.4669% 7/15/19 (a)(f)	175	138
Series 2006-TFL2 Class SHDD, 3.8169% 7/15/19 (a)(f)	98	76
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	772	763
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.7813% 3/1/20 (a)(f)	780	718
Class D, 2.8313% 3/1/20 (a)(f)	235	216
Class E, 2.9013% 3/1/20 (a)(f)	390	359
Class F, 2.9413% 3/1/20 (a)(f)	195	179
Class G, 2.9813% 3/1/20 (a)(f)	95	87
Class H, 3.1113% 3/1/20 (a)(f)	160	146
Class J, 3.3113% 3/1/20 (a)(f)	230	209
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,126	1,100
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDP10 Class A1, 5.122% 1/15/49	707	694
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	435	432
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	636	629
Series 2007-C2 Class A1, 5.226% 2/15/40	550	542
Series 2004-C2 Class XCP, 1.0469% 3/1/36 (a)(f)(g)	90,305	1,535
Series 2007-C1 Class XCP, 0.4578% 2/15/40 (f)(g)	14,955	282
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A1, 4.275% 12/12/11	$ 561	$ 544
Series 2007-6 Class A1, 5.175% 3/12/51	632	623
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,945)		26,468
Cash Equivalents - 9.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (Cost $106,240)	$ 106,265	106,240
TOTAL INVESTMENT PORTFOLIO - 140.5% (Cost $1,679,665)		1,662,429
NET OTHER ASSETS - (40.5)%		(479,119)
NET ASSETS - 100%		$ 1,183,310
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
25 Eurodollar 90 Day Index Contracts	Sept. 2008	$ 24,824	$ (96)
Treasury Contracts
64 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2009	13,586	(8)
TOTAL SOLD			$ (104)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 457	$ (387)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	1,000	(890)
Receive monthly notional amount multiplied by 2.80% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	485	(418)
TOTAL CREDIT DEFAULT SWAPS		1,942	(1,695)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.33% with Credit Suisse First Boston	August 2010	25,000	(8)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.82% with JPMorgan Chase, Inc.	Jan. 2010	20,000	(218)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.17% with Morgan Stanley, Inc.	Dec. 2010	50,000	(946)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.58% with Lehman Brothers, Inc.	August 2018	4,500	(33)
Receive semi-annually a fixed rate equal to 4.758% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2038	3,000	12
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.933% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	June 2018	$ 6,000	$ 239
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	9,000	642
TOTAL INTEREST RATE SWAPS		117,500	(312)
		$ 119,442	$ (2,007)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,379,000 or 3.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $231,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,616,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$106,240,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 3,079
Banc of America Securities LLC	8,323
Bank of America, NA	30,788
Barclays Capital, Inc.	55,419
Greenwich Capital Markets, Inc.	3,079
ING Financial Markets LLC	4,013
RBC Capital Markets Corp.	1,539
$ 106,240
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 7,437
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 323,937	$ 39,992	$ 331,836	$ -	0.0%
Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $34,825,000 of which $2,470,000, $14,312,000, $3,550,000 and $14,493,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $107,093,000 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $106,240) - See accompanying schedule: Unaffiliated issuers (cost $1,679,665)		$ 1,662,429
Commitment to sell securities on a delayed delivery basis	$ (184,495)
Receivable for securities sold on a delayed delivery basis	182,939	(1,556)
Receivable for investments sold, regular delivery		1,743
Cash		1
Receivable for swap agreements		4
Receivable for fund shares sold		837
Interest receivable		6,211
Unrealized appreciation on swap agreements		893
Total assets		1,670,562

Liabilities
Payable for investments purchased Regular delivery	$ 27,967
Delayed delivery	454,568
Payable for fund shares redeemed	954
Distributions payable	343
Unrealized depreciation on swap agreements	2,900
Accrued management fee	310
Distribution fees payable	53
Payable for daily variation on futures contracts	6
Other affiliated payables	151
Total liabilities		487,252

Net Assets		$ 1,183,310
Net Assets consist of:
Paid in capital		$ 1,350,660
Distributions in excess of net investment income		(5,466)
Accumulated undistributed net realized gain (loss) on investments		(140,981)
Net unrealized appreciation (depreciation) on investments		(20,903)
Net Assets		$ 1,183,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,215 ÷ 3,886.4 shares)	$ 10.09

Maximum offering price per share (100/96.00 of $10.09)	$ 10.51
Class T: Net Asset Value and redemption price per share ($40,789 ÷ 4,035.7 shares)	$ 10.11

Maximum offering price per share (100/96.00 of $10.11)	$ 10.53
Class B: Net Asset Value and offering price per share ($31,872 ÷ 3,159.0 shares)A	$ 10.09

Class C: Net Asset Value and offering price per share ($15,104 ÷ 1,498.7 shares)A	$ 10.08

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,049,027 ÷ 103,750.8 shares)	$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,303 ÷ 724.4 shares)	$ 10.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2008

Investment Income
Interest		$ 65,694
Income from Fidelity Central Funds		7,437
Total income		73,131

Expenses
Management fee	$ 4,298
Transfer agent fees	1,598
Distribution fees	793
Fund wide operations fee	469
Independent trustees' compensation	6
Miscellaneous	2
Total expenses before reductions	7,166
Expense reductions	(14)	7,152
Net investment income		65,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,542)
Fidelity Central Funds	(48,801)
Futures contracts	(224)
Swap agreements	(50,231)
Total net realized gain (loss)		(102,798)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,554
Futures contracts	(104)
Swap agreements	29,934
Delayed delivery commitments	(1,407)
Total change in net unrealized appreciation (depreciation)		41,977
Net gain (loss)		(60,821)
Net increase (decrease) in net assets resulting from operations		$ 5,158

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,979	$ 91,147
Net realized gain (loss)	(102,798)	(21,173)
Change in net unrealized appreciation (depreciation)	41,977	(45,249)
Net increase (decrease) in net assets resulting from operations	5,158	24,725
Distributions to shareholders from net investment income	(68,876)	(90,807)
Share transactions - net increase (decrease)	(404,510)	(156,420)
Total increase (decrease) in net assets	(468,228)	(222,502)

Net Assets
Beginning of period	1,651,538	1,874,040
End of period (including distributions in excess of net investment income of $5,466 and distributions in excess of net investment income of $3,794, respectively)	$ 1,183,310	$ 1,651,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.467	.521	.404	.408	.365	.282
Net realized and unrealized gain (loss)	(.461)	(.401)	(.021)	(.267)	.181	.112
Total from investment operations	.006	.120	.383	.141	.546	.394
Distributions from net investment income	(.486)	(.520)	(.403)	(.421)	(.366)	(.274)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.486)	(.520)	(.403)	(.481)	(.516)	(.354)
Net asset value, end of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Total Return B, C, D	.06%	1.04%	3.56%	1.26%	4.97%	3.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of fee waivers, if any	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of all reductions	.85%	.78%	.74% A	.82%	.86%	.81%
Net investment income	4.52%	4.77%	4.44% A	3.65%	3.24%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 54	$ 54	$ 50	$ 55	$ 69
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income E	.470	.519	.399	.400	.353	.270
Net realized and unrealized gain (loss)	(.462)	(.403)	(.012)	(.268)	.181	.101
Total from investment operations	.008	.116	.387	.132	.534	.371
Distributions from net investment income	(.488)	(.516)	(.397)	(.412)	(.354)	(.261)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.488)	(.516)	(.397)	(.472)	(.504)	(.341)
Net asset value, end of period	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Total Return B, C, D	.07%	1.01%	3.59%	1.18%	4.86%	3.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of fee waivers, if any	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of all reductions	.83%	.82%	.81% A	.89%	.96%	.93%
Net investment income	4.53%	4.73%	4.37% A	3.57%	3.14%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 68	$ 89	$ 126	$ 131	$ 155
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.400	.443	.336	.323	.278	.197
Net realized and unrealized gain (loss)	(.461)	(.401)	(.022)	(.257)	.172	.112
Total from investment operations	(.061)	.042	.314	.066	.450	.309
Distributions from net investment income	(.419)	(.442)	(.334)	(.336)	(.280)	(.189)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.419)	(.442)	(.334)	(.396)	(.430)	(.269)
Net asset value, end of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Total Return B, C, D	(.58)%	.32%	2.91%	.58%	4.08%	2.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of all reductions	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Net investment income	3.86%	4.05%	3.68% A	2.89%	2.48%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 50	$ 74	$ 101	$ 134	$ 182
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income E	.389	.434	.328	.316	.273	.189
Net realized and unrealized gain (loss)	(.459)	(.401)	(.021)	(.257)	.172	.112
Total from investment operations	(.070)	.033	.307	.059	.445	.301
Distributions from net investment income	(.410)	(.433)	(.327)	(.329)	(.275)	(.181)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.410)	(.433)	(.327)	(.389)	(.425)	(.261)
Net asset value, end of period	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Total Return B, C, D	(.68)%	.25%	2.85%	.52%	4.04%	2.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of fee waivers, if any	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of all reductions	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Net investment income	3.77%	3.97%	3.61% A	2.82%	2.42%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 23	$ 31	$ 41	$ 58	$ 99
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,

2008

2007

2006 H

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income D	.509	.559	.432	.438	.390	.306
Net realized and unrealized gain (loss)	(.462)	(.403)	(.023)	(.257)	.183	.102
Total from investment operations	.047	.156	.409	.181	.573	.408
Distributions from net investment income	(.527)	(.556)	(.429)	(.451)	(.393)	(.298)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.527)	(.556)	(.429)	(.511)	(.543)	(.378)
Net asset value, end of period	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Total Return B, C	.46%	1.38%	3.80%	1.61%	5.21%	3.68%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of all reductions	.45%	.45%	.45% A	.55%	.62%	.60%
Net investment income	4.91%	5.10%	4.73% A	3.91%	3.48%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525	$ 1,302
Portfolio turnover rate F	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006 H

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income D	.499	.548	.424	.432	.387	.302
Net realized and unrealized gain (loss)	(.461)	(.411)	(.011)	(.266)	.182	.112
Total from investment operations	.038	.137	.413	.166	.569	.414
Distributions from net investment income	(.518)	(.547)	(.423)	(.446)	(.389)	(.294)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.518)	(.547)	(.423)	(.506)	(.539)	(.374)
Net asset value, end of period	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Total Return B, C	.37%	1.20%	3.85%	1.48%	5.19%	3.75%
Ratios to Average Net Assets E, G
Expenses before reductions	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of fee waivers, if any	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of all reductions	.54%	.53%	.52% A	.60%	.66%	.63%
Net investment income	4.83%	5.02%	4.66% A	3.87%	3.45%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 14	$ 16	$ 13	$ 16
Portfolio turnover rate F	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc.(FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 15,553
Unrealized depreciation	(40,410)
Net unrealized appreciation (depreciation)	(24,857)
Capital loss carryforward	(34,825)

Cost for federal income tax purposes	$ 1,687,286

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 68,876	$ 90,807

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction, the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $126,699 and $606,298, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 116	$ 4
Class T	0%	.25%	131	-
Class B	.65%	.25%	363	262
Class C	.75%	.25%	183	6
			$ 793	$ 272

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	2
Class B*	93
Class C*	1
$ 98

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Fidelity Mortgage Securities Fund shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 116.25
Class T	123.23
Class B	101.25
Class C	45.25
Fidelity Mortgage Securities Fund	1,197.10
Institutional Class	16.19
	$ 1,598

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $12. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	1
$ 2

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 2,205	$ 2,529
Class T	2,500	3,848
Class B	1,654	2,591
Class C	733	1,107
Fidelity Mortgage Securities Fund	61,360	80,170
Institutional Class	424	562
Total	$ 68,876	$ 90,807

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended August 31,		Years ended August 31,
	2008	2007	2008	2007
Class A
Shares sold	1,233	2,038	$ 12,720	$ 22,212
Reinvestment of distributions	189	200	1,952	2,187
Shares redeemed	(2,645)	(2,019)	(27,288)	(22,037)
Net increase (decrease)	(1,223)	219	$ (12,616)	$ 2,362
Class T
Shares sold	652	1,314	$ 6,745	$ 14,395
Reinvestment of distributions	227	332	2,348	3,636
Shares redeemed	(3,306)	(3,268)	(34,313)	(35,637)
Net increase (decrease)	(2,427)	(1,622)	$ (25,220)	$ (17,606)
Class B
Shares sold	74	144	$ 761	$ 1,578
Reinvestment of distributions	133	193	1,376	2,115
Shares redeemed	(1,820)	(2,350)	(18,803)	(25,607)
Net increase (decrease)	(1,613)	(2,013)	$ (16,666)	$ (21,914)
Class C
Shares sold	130	245	$ 1,330	$ 2,682
Reinvestment of distributions	57	80	589	873
Shares redeemed	(838)	(1,047)	(8,656)	(11,404)
Net increase (decrease)	(651)	(722)	$ (6,737)	$ (7,849)
Fidelity Mortgage Securities Fund
Shares sold	12,801	26,597	$ 131,962	$ 291,948
Reinvestment of distributions	5,511	6,813	57,031	74,535
Shares redeemed	(51,088)	(43,460)	(529,926)	(474,256)
Net increase (decrease)	(32,776)	(10,050)	$ (340,933)	$ (107,773)
Institutional Class
Shares sold	224	356	$ 2,294	$ 3,903
Reinvestment of distributions	32	38	335	418
Shares redeemed	(482)	(726)	(4,967)	(7,961)
Net increase (decrease)	(226)	(332)	$ (2,338)	$ (3,640)

12. Credit Risk.

The fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

12. Credit Risk - continued

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001- 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Advisor Mortgage Securities. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003- present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Advisor Mortgage Securities. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (46)

Year of Election or Appointment: 2008

Vice President of Advisor Mortgage Securities. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005- present) and Fidelity Investments Money Management, Inc. (2008- present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Advisor Mortgage Securities. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007- 2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Mortgage Securities. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Advisor Mortgage Securities. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008- present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC(2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Advisor Mortgage Securities. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008- present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Advisor Mortgage Securities. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Mortgage Securities. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Mortgage Securities. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Mortgage Securities. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Mortgage Securities. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Mortgage Securities. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $40,269,327 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity Mortgage Securities (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Mortgage Securities (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mortgage Securities (retail class) was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Mortgage Securities (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Mortgage Securities (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AMOR-UANN-1008
1.784762.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mortgage Securities
Fund - Institutional Class

Annual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class	0.37%	2.68%	4.47%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mortgage Securities Fund - Institutional Class on August 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Mortgage-Backed Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Advisor Mortgage Securities Fund

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. Bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - fell 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

The fund's Institutional Class shares returned 0.37%, significantly lagging the 7.03% gain in the Lehman Brothers U.S. Mortgage-Backed Securities Index. Out-of-benchmark positions in asset-backed securities (ABS) backed by subprime mortgages and commercial mortgage-backed securities (CMBS) - both of which the fund held directly and through investments in Fidelity Ultra-Short Central Fund - accounted for a large portion of its underperformance. Securities made up of subprime mortgages suffered steep price declines. CMBS stumbled recently as the economy weakened and the credit crisis worsened. Elsewhere, the fund's stake in hybrid adjustable-rate mortgages (ARMs) worked in our favor because they outpaced plain-vanilla 30-year pass-through mortgage securities. Likewise, investments in collateralized mortgage obligations performed comparatively well after adjusting for their reduced interest rate sensitivity. Since becoming portfolio manager of the fund this past April, I have made a number of strategic moves that, when taken together, significantly improved the fund's standing relative to the benchmark during the second half of the period. For instance, I significantly reduced the fund's direct holdings in subprime mortgages and CMBS and eliminated its exposure to Ultra-Short Central Fund. At the same time, I raised our exposure to prepayment-resistant securities, which allowed us to enjoy some price appreciation and keep high coupon payments in place for a longer period because the underlying mortgages had a lower risk of prepayment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 993.40	$ 4.21
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27
Class T
Actual	$ 1,000.00	$ 993.50	$ 4.21
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27
Class B
Actual	$ 1,000.00	$ 990.20	$ 7.45
HypotheticalA	$ 1,000.00	$ 1,017.65	$ 7.56
Class C
Actual	$ 1,000.00	$ 989.70	$ 7.95
HypotheticalA	$ 1,000.00	$ 1,017.14	$ 8.06
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 995.40	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 995.00	$ 2.66
HypotheticalA	$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.84%
Class T	.84%
Class B	1.49%
Class C	1.59%
Fidelity Mortgage Securities Fund	.45%
Institutional Class	.53%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Coupon Distribution as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	3.2	0.7
3 - 3.99%	2.0	10.5
4 - 4.99%	7.7	11.2
5 - 5.99%	44.9	35.5
6 - 6.99%	30.8	35.2
7 - 7.99%	4.0	4.4
8% and over	0.9	0.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2008
6 months ago
Years	5.2	5.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	4.3	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008 *	As of February 29, 2008 **
Mortgage Securities 106.4%	Mortgage Securities 92.5%
Corporate Bonds 0.0%	Corporate Bonds 0.9%
CMOs and Other Mortgage Related Securities 20.0%	CMOs and Other Mortgage Related Securities 32.7%
Asset-Backed Securities 5.1%	Asset-Backed Securities 8.9%
Short-Term Investments and Net Other Assets† (31.5)%	Short-Term Investments and Net Other Assets† (35.0)%

* Foreign investments	1.3%	** Foreign investments	4.8%
* Futures and Swaps	(8.8)%	** Futures and Swaps	(0.4)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 106.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 63.7%
3.628% 9/1/33 (f)	$ 562	$ 568
3.711% 6/1/33 (f)	1,932	1,928
3.74% 10/1/33 (f)	164	165
3.834% 5/1/34 (f)	1,395	1,404
3.837% 8/1/33 (f)	148	148
3.972% 8/1/33 (f)	713	720
3.986% 10/1/18 (f)	107	109
3.993% 6/1/33 (f)	115	115
4.103% 5/1/34 (f)	1,941	1,958
4.111% 4/1/34 (f)	2,404	2,414
4.171% 1/1/35 (f)	401	403
4.227% 8/1/33 (f)	687	689
4.25% 2/1/35 (f)	200	201
4.252% 6/1/33 (f)	1,722	1,726
4.272% 2/1/34 (f)	182	184
4.283% 12/1/33 (f)	155	157
4.295% 1/1/35 (f)	192	193
4.302% 5/1/33 (f)	49	49
4.307% 3/1/33 (f)	95	96
4.328% 1/1/35 (f)	229	230
4.331% 7/1/35 (f)	624	624
4.366% 2/1/34 (f)	365	369
4.373% 7/1/33 (f)	113	114
4.38% 1/1/34 (f)	1,691	1,701
4.39% 2/1/35 (f)	355	358
4.39% 6/1/35 (f)	718	723
4.408% 6/1/33 (f)	1,727	1,741
4.408% 5/1/35 (f)	1,018	1,024
4.42% 8/1/34 (f)	502	507
4.426% 5/1/35 (f)	142	142
4.429% 3/1/35 (f)	304	306
4.445% 8/1/35 (f)	2,919	2,930
4.499% 5/1/35 (f)	481	485
4.5% 10/1/19 to 9/1/31	25,561	24,495
4.571% 1/1/35 (f)	1,852	1,872
4.599% 1/1/20 (f)	904	912
4.607% 4/1/33 (f)	736	740
4.628% 8/1/35 (f)	771	780
4.658% 8/1/35 (f)	950	955
4.702% 7/1/34 (f)	1,889	1,906
4.707% 2/1/35 (f)	1,220	1,236
4.751% 1/1/35 (f)	1,391	1,404
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.767% 12/1/35 (f)	$ 880	$ 890
4.776% 4/1/35 (f)	69	70
4.777% 12/1/34 (f)	189	191
4.833% 10/1/34 (f)	1,768	1,786
4.841% 1/1/35 (f)	571	578
4.866% 7/1/35 (f)	1,138	1,145
4.891% 4/1/33 (f)	1,857	1,873
4.912% 2/1/35 (f)	52	52
4.922% 3/1/35 (f)	2,291	2,316
4.926% 8/1/34 (f)	1,647	1,662
4.94% 7/1/35 (f)	46	47
4.979% 3/1/35 (f)	998	1,010
4.986% 4/1/33 (f)	26	26
5% 9/1/16 to 7/1/37	89,848	86,902
5% 9/1/23 (b)	10,000	9,904
5% 9/1/38 (b)	25,000	24,013
5% 9/1/38 (b)	36,400	34,963
5% 9/11/38 (b)(c)	24,000	23,053
5% 9/11/38 (b)(c)	26,000	24,974
5.018% 3/1/34 (f)	2,910	2,937
5.065% 9/1/35 (f)	123	126
5.069% 1/1/37 (f)	1,325	1,344
5.072% 7/1/34 (f)	452	457
5.131% 8/1/34 (f)	1,157	1,174
5.17% 3/1/36 (f)	3,102	3,139
5.189% 5/1/35 (f)	131	133
5.218% 11/1/32 (f)	364	369
5.266% 12/1/36 (f)	607	617
5.281% 3/1/35 (f)	111	112
5.306% 3/1/36 (f)	8,286	8,404
5.307% 7/1/35 (f)	769	767
5.324% 6/1/36 (f)	1,870	1,893
5.325% 1/1/36 (f)	2,028	2,056
5.336% 7/1/35 (f)	514	520
5.346% 2/1/37 (f)	561	572
5.357% 3/1/37 (f)	3,954	4,027
5.366% 1/1/32 (f)	192	194
5.453% 2/1/37 (f)	3,667	3,742
5.481% 12/1/35 (f)	1,989	2,013
5.485% 6/1/32 (f)	349	353
5.5% 1/1/09 to 7/1/37 (c)	81,279	81,122
5.5% 9/1/38 (b)	39,300	38,790
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/11/38 (b)(c)	$ 12,000	$ 11,844
5.5% 9/11/38 (b)	15,000	14,805
5.547% 10/1/36 (f)	285	292
5.662% 6/1/36 (f)	1,564	1,594
5.787% 3/1/36 (f)	3,457	3,525
5.8% 1/1/36 (f)	598	610
5.805% 11/1/36 (f)	892	906
5.806% 1/1/35 (f)	2,590	2,583
5.811% 5/1/36 (f)	3,947	4,026
5.818% 7/1/36 (f)	713	727
5.822% 9/1/36 (f)	907	923
5.843% 3/1/36 (f)	1,895	1,933
5.871% 3/1/36 (f)	1,605	1,638
5.906% 5/1/36 (f)	1,814	1,853
5.945% 2/1/35 (f)	46	47
5.951% 5/1/36 (f)	569	583
5.953% 4/1/36 (f)	399	407
5.958% 9/1/36 (f)	991	1,013
6% 10/1/08 to 11/1/37	106,176	108,264
6% 9/1/38 (b)(c)	26,300	26,549
6.001% 9/1/36 (f)	772	790
6.013% 4/1/36 (f)	6,407	6,552
6.027% 9/1/36 (f)	769	788
6.055% 1/1/35 (f)	2,117	2,123
6.079% 4/1/36 (f)	5,565	5,699
6.081% 3/1/37 (f)	1,009	1,035
6.157% 4/1/36 (f)	966	989
6.198% 5/1/37 (f)	84	86
6.214% 2/1/35 (f)	111	112
6.226% 5/1/36 (f)	1,921	1,971
6.245% 8/1/46 (f)	321	329
6.252% 6/1/36 (f)	142	145
6.263% 6/1/36 (f)	3,245	3,328
6.346% 5/1/36 (f)	1,396	1,434
6.433% 4/1/37 (f)	999	1,027
6.499% 12/1/36 (f)	205	210
6.5% 5/1/12 to 9/1/47 (c)	80,216	83,003
6.555% 12/1/36 (f)	286	294
6.835% 9/1/37 (f)	1,569	1,617
6.837% 9/1/37 (f)	727	750
6.973% 9/1/37 (f)	622	642
7% 12/1/15 to 7/1/37	9,487	9,998
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7.248% 9/1/37 (f)	$ 904	$ 933
7.5% 8/1/22 to 5/1/37	14,363	15,160
8% 12/1/29 to 3/1/37	177	186
8.5% 1/1/16 to 7/1/31	223	243
9% 2/1/13 to 10/1/30	547	605
9.5% 11/1/09 to 8/1/22	90	100
11% 8/1/10	14	15
12.25% 5/1/15	17	19
12.5% 8/1/15 to 3/1/16	20	23
12.75% 2/1/15	4	5
13.5% 9/1/14	3	4
		753,434
Freddie Mac - 30.3%
3.744% 5/1/34 (f)	32	32
3.758% 10/1/33 (f)	2,060	2,088
3.927% 6/1/34 (f)	328	330
4.006% 4/1/34 (f)	2,802	2,803
4.221% 1/1/35 (f)	2,648	2,682
4.231% 3/1/34 (f)	1,529	1,539
4.275% 6/1/35 (f)	304	304
4.309% 12/1/34 (f)	253	255
4.327% 3/1/34 (f)	2,714	2,728
4.406% 3/1/35 (f)	304	306
4.423% 2/1/34 (f)	205	205
4.454% 3/1/35 (f)	281	282
4.585% 6/1/33 (f)	2,203	2,214
4.754% 4/1/35 (f)	1,104	1,110
4.79% 2/1/36 (f)	276	276
4.791% 3/1/35 (f)	541	545
5% 6/1/18 to 8/1/36	34,466	33,340
5% 9/1/38 (b)	10,000	9,599
5.022% 4/1/35 (f)	141	141
5.264% 12/1/33 (f)	1,226	1,228
5.27% 11/1/35 (f)	1,066	1,074
5.382% 3/1/35 (f)	180	181
5.5% 6/1/09 to 11/1/33	34,190	34,085
5.5% 9/1/38 (b)(c)	85,000	83,750
5.5% 9/11/38 (b)	6,000	5,912
5.5% 10/14/38 (b)	25,000	24,564
5.552% 4/1/37 (f)	418	425
5.583% 1/1/37 (f)	2,095	2,133
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.735% 10/1/35 (f)	$ 257	$ 261
5.779% 3/1/37 (f)	2,310	2,343
5.791% 4/1/37 (f)	2,133	2,165
5.811% 6/1/37 (f)	1,638	1,666
5.829% 5/1/37 (f)	686	696
5.883% 11/1/31 (f)	70	70
5.946% 4/1/36 (f)	1,393	1,419
6% 4/1/14 to 7/1/37	40,639	41,520
6.021% 6/1/36 (f)	684	697
6.125% 10/1/36 (f)	142	146
6.133% 4/1/37 (f)	766	780
6.182% 7/1/36 (f)	3,504	3,585
6.218% 5/1/36 (f)	596	609
6.263% 3/1/36 (f)	3,020	3,092
6.273% 12/1/36 (f)	1,015	1,040
6.383% 7/1/36 (f)	696	711
6.398% 10/1/36 (f)	3,636	3,724
6.417% 6/1/37 (f)	168	173
6.422% 12/1/36 (f)	1,683	1,726
6.5% 4/1/11 to 8/1/47	28,174	29,143
6.585% 12/1/36 (f)	4,014	4,132
6.592% 10/1/36 (f)	5,830	5,986
6.613% 7/1/36 (f)	2,957	3,048
6.639% 6/1/37 (f)	252	259
6.641% 8/1/37 (f)	1,183	1,216
6.644% 6/1/36 (f)	514	529
6.65% 1/1/37 (f)	2,313	2,373
6.676% 10/1/36 (f)	1,777	1,824
6.734% 9/1/36 (f)	7,421	7,658
6.844% 10/1/36 (f)	2,418	2,495
7% 6/1/21 to 9/1/36	6,694	7,023
7.153% 2/1/37 (f)	272	281
7.5% 11/1/10 to 4/1/37	11,214	11,919
7.581% 4/1/37 (f)	153	158
7.7% 8/1/36 (f)	15	16
8% 11/1/16 to 1/1/37	278	294
8.5% 7/1/09 to 9/1/20	30	33
9% 3/1/09 to 5/1/21	251	274
10% 1/1/09 to 5/1/19	47	51
10.5% 8/1/10 to 2/1/16	4	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 10/1/12 to 12/1/14	$ 35	$ 38
13% 12/1/13 to 6/1/15	79	89
		359,397
Government National Mortgage Association - 12.4%
5% 5/15/36	5,261	5,164
5% 9/1/38 (b)	5,000	4,831
5.5% 9/1/38 (b)	1,000	998
5.5% 9/1/38 (b)(c)	9,000	8,982
5.5% 9/1/38 (b)(c)	4,000	3,992
5.5% 9/1/38 (b)	1,000	998
5.5% 9/1/38 (b)(c)	12,300	12,275
5.5% 9/1/38 (b)	18,000	17,820
5.5% 9/1/38 (b)	20,000	19,800
5.5% 9/22/38 (b)	25,000	24,750
6% 9/1/38 (b)	24,000	24,266
6% 9/1/38 (b)	8,000	8,117
6.5% 5/15/28 to 7/15/36	7,762	8,142
7% 2/15/24 to 7/15/32	3,503	3,685
7.5% 9/15/16 to 4/15/32	1,200	1,284
8% 6/15/21 to 12/15/25	496	535
8.5% 8/15/16 to 10/15/28	707	776
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	60	68
13.5% 7/15/11	3	3
		146,488
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,250,943)		1,259,319
Asset-Backed Securities - 5.1%

ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3 Class A2A, 2.5219% 6/25/36 (f)	16	16
Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 2.6919% 12/25/35 (f)	605	542
Series 2006-M3 Class A2A, 2.5219% 10/25/36 (f)	492	478
Argent Securities, Inc. Series 2006-M2 Class A2A, 2.5219% 9/25/36 (f)	1,817	1,767
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 4.1219% 9/25/35 (f)	1,965	87
Series 2005-FR1 Class M1, 2.9719% 6/25/35 (f)	600	435
Series 2007-HE3 Class 1A1, 2.5919% 4/25/37 (f)	732	671
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	$ 970	$ 861
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 2.5113% 8/26/36 (f)	96	93
Series 2006-NC2 Class A2A, 2.5013% 9/25/36 (f)	175	169
Series 2006-WF2 Class A2B, 5.735% 5/25/36	573	567
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 2.5919% 1/25/37 (f)	70	68
Series 2007-11 Class 2A1, 2.5319% 6/25/47 (f)	5,095	4,760
Series 2007-4 Class A1A, 2.5919% 9/25/37 (f)	4,266	4,065
Series 2007-BC2 Class 2A1, 2.5619% 6/25/37 (f)	827	804
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.5319% 10/25/36 (f)	434	400
First Franklin Mortgage Loan Trust:
Series 2005-FF10 Class A4, 2.7919% 11/25/35 (f)	2,345	2,132
Series 2006-FF5 Class 2A2, 2.5819% 4/25/36 (f)	626	603
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	648
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	305
Fremont Home Loan Trust Series 2006-3 Class 2A1, 2.5419% 2/25/37 (f)	40	38
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(f)	160	14
Series 2004-AR2 Class B1, 4.3719% 8/25/34 (f)	796	76
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 2.5313% 3/25/36 (f)	93	90
Helios Finance L.P. Series 2007-S1 Class B1, 3.1706% 10/20/14 (a)(f)	2,325	1,697
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (a)(f)	490	443
Home Equity Asset Trust Series 2006-8 Class 2A1, 2.5219% 3/25/37 (f)	61	57
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	107	106
Class A1B, 2.5719% 7/25/36 (f)	843	838
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	7,966
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 3.0219% 6/25/35 (f)	1,785	1,499
Series 2006-1 Class 2A2, 2.6119% 2/25/36 (f)	160	158
Series 2006-2 Class 2A2, 2.6019% 3/25/36 (f)	992	972
Series 2006-8 Class 2A1, 2.5119% 9/25/36 (f)	420	404
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6819% 5/25/47 (f)	$ 1,000	$ 593
MASTR Asset Backed Securities Trust Series 2006-HE1 Class A2, 2.6119% 1/25/36 (f)	315	312
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.6419% 2/25/37 (f)	4,176	2,853
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 2.5419% 7/25/37 (f)	646	616
Morgan Stanley ABS Capital I Trust:
Series 2006-HE6 Class A2A, 2.5119% 9/25/36 (f)	1,183	1,141
Series 2007-HE2 Class A2A, 2.5119% 1/25/37 (f)	104	96
Series 2007-HE4 Class A2A, 2.5819% 2/25/37 (f)	100	92
Series 2007-NC3 Class A2A, 2.5319% 5/25/37 (f)	55	50
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5719% 4/25/37 (f)	1,121	1,036
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.5219% 11/25/36 (f)	166	163
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	4,205	796
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	6,370	1,457
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	4,540	1,008
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (f)	105	104
Newcastle CDO VIII Series 2006-8A Class 4, 3.0719% 11/1/52 (a)(f)	5,000	2,000
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	240	229
NovaStar Mortgage Funding Trust:
Series 2006-5 Class A2A, 2.5419% 11/25/36 (f)	48	47
Series 2006-6 Class A2A, 2.5419% 1/25/37 (f)	223	203
Ocala Funding LLC Series 2006-1A Class A, 3.8706% 3/20/11 (a)(f)	2,100	1,397
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 2.5619% 5/25/37 (f)	327	305
Series 2007-6 Class 2A1, 2.5319% 7/25/37 (f)	339	318
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 2.5519% 1/25/37 (f)	57	56
Series 2006-6 Class A2A, 2.5319% 9/25/37 (f)	1,322	1,265
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.5419% 9/25/36 (f)	980	950
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (a)	742	740
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	427	356
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.5419% 2/25/37 (f)	$ 419	$ 408
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.1919% 1/25/36 (f)	500	37
Series 2006-FR4 Class A2A, 2.5519% 8/25/36 (f)	505	469
Series 2007-NC1 Class A2A, 2.5219% 12/25/36 (f)	349	323
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	238	233
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 2.9019% 5/25/35 (f)	1,995	1,423
Series 2007-BC4 Class A3, 2.7219% 11/25/37 (f)	2,702	2,394
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.5619% 6/25/37 (f)	1,293	1,162
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	11
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	9
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	12
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.9719% 10/25/36 (a)(f)	1,005	160
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 2.5719% 7/25/36 (f)	1,195	1,042
Series 2007-2 Class A1, 2.5619% 4/25/37 (f)	1,016	935
TOTAL ASSET-BACKED SECURITIES (Cost $76,714)		60,630
Collateralized Mortgage Obligations - 17.7%

Private Sponsor - 6.9%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (f)	6,360	6,038
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1969% 2/17/52 (a)(f)	910	834
Series 2006-2A Class 2C, 3.1869% 2/17/52 (a)(f)	2,250	2,032
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3889% 11/25/33 (f)	672	642
Series 2004-1 Class 2A2, 4.6836% 10/25/34 (f)	1,855	1,718
Series 2004-A:
Class 2A1, 3.5464% 2/25/34 (f)	458	419
Class 2A2, 4.0974% 2/25/34 (f)	1,980	1,837
Series 2004-D Class 2A1, 3.6153% 5/25/34 (f)	236	217
Series 2004-J Class 2A1, 4.7623% 11/25/34 (f)	941	875
Series 2005-D Class 2A7, 4.7865% 5/25/35 (f)	970	790
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-H:
Class 1A1, 4.9261% 9/25/35 (f)	$ 235	$ 216
Class 2A2, 4.8029% 9/25/35 (f)	1,072	969
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 5.9712% 1/25/35 (f)	959	737
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (f)	131	124
Series 2007-A2 Class 2A1, 4.2836% 7/25/37 (f)	640	588
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.2965% 8/25/34 (f)	2,610	2,381
Class A4, 4.4034% 8/25/34 (f)	2,208	2,011
Series 2006-AR7 Class 1A1, 6.5839% 11/25/36 (f)	203	147
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	703	634
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 2.8719% 3/25/35 (f)	100	74
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.3763% 1/28/32 (a)(f)	236	165
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (f)	2,448	2,258
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 3.255% 10/18/54 (a)(f)	770	614
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.28% 11/20/56 (a)(f)	1,675	1,313
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.2619% 10/11/41 (a)(f)	2,520	1,988
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 3.36% 12/20/54 (f)	700	645
Series 2006-2 Class C1, 3.2563% 12/20/54 (f)	155	92
Series 2007-1:
Class 1C1, 3.1025% 12/20/54 (f)	940	864
Class 2C1, 3.2325% 12/20/54 (f)	500	341
Series 2007-2 Class 2C1, 3.2194% 12/17/54 (f)	1,355	902
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7605% 7/25/35 (f)	920	717
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (f)	972	904
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (f)	2,259	2,130
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	$ 2,916	$ 2,816
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9669% 6/15/22 (a)(f)	4,998	4,448
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.232% 8/25/34 (f)	3,279	3,058
Series 2006-A6 Class A4, 4.191% 10/25/33 (f)	3,018	2,743
Permanent Financing No. 4 PLC Class 3C, 3.4956% 6/10/42 (f)	1,405	1,338
Permanent Financing No. 8 PLC floater Class 3C, 3.2156% 6/10/42 (f)	610	533
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	796	665
Series 2004-SL2 Class A1, 6.5% 10/25/16	101	98
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2941% 7/25/34 (f)	1,941	1,779
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 4.9719% 12/25/36 (a)(f)	795	37
Series 2003-15A Class 4A, 5.4576% 4/25/33 (f)	1,573	1,455
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,164	1,057
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	449	450
Series 2004-AR7 Class A6, 3.9397% 7/25/34 (f)	395	389
Series 2004-RA3 Class 2A, 6.3521% 8/25/38 (f)	12,026	11,165
Series 2005-AR16 Class 1A3, 5.1005% 12/25/35 (f)	2,065	1,652
Series 2005-AR3 Class A2, 4.6363% 3/25/35 (f)	3,715	3,352
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5509% 11/25/34 (f)	1,637	1,487
Class A9, 4.5509% 11/25/34 (f)	3,490	2,880
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (f)	992	905
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (f)	361	330
Series 2006-AR8 Class 3A1, 5.2376% 4/25/36 (f)	3,650	3,406
TOTAL PRIVATE SPONSOR		82,259
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 10.8%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	$ 3,346	$ 3,448
Class PZ, 6% 2/25/24	2,608	2,684
Series 1999-15 Class PC, 6% 9/25/18	971	981
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,127
Series 1993-165 Class SH, 12.7285% 9/25/23 (f)	168	159
Series 1999-17 Class PG, 6% 4/25/29	5,808	5,924
Series 2003-22 6% 4/25/33 (g)	4,325	1,092
Series 2003-26 Class KI, 5% 12/25/15 (g)	1,939	120
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	2,007	318
Series 2006-48 Class LF, 0% 8/25/34 (f)	33	33
Fannie Mae STRIP:
Series 339 Class 29, 5.5% 7/1/18 (g)	1,991	314
Series 348 Class 14, 6.5% 8/1/34 (g)	913	179
Series 351:
Class 12, 5.5% 4/1/34 (g)	688	166
Class 13, 6% 3/1/34 (g)	872	203
Series 359, Class 19 6% 7/1/35 (g)	874	203
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,111	4,182
Series 2001-52 Class YZ, 6.5% 10/25/31	219	226
Series 2001-63 Class TC, 6% 12/25/31 (e)	4,065	4,117
Series 2001-72 Class NZ, 6% 12/25/31	1,161	1,175
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,720
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,048
Series 2005-73 Class SA, 11.1231% 8/25/35 (f)	962	965
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	4,961	5,055
Series 2001-31 Class ZC, 6.5% 7/25/31	1,728	1,806
Series 2002-79 Class Z, 5.5% 11/25/22	2,149	2,129
Series 2003-80 Class CG, 6% 4/25/30	656	676
Series 2005-41 Class LA, 5.5% 5/25/35	3,237	3,259
Series 1999-33 Class PK, 6% 7/25/29	2,825	2,874
Series 2001-63 Class PG, 6% 12/25/31	2,068	2,096
Series 2001-74 Class QE, 6% 12/25/31	1,972	2,001
Series 2003-21 Class SK, 5.6281% 3/25/33 (f)(g)	868	120
Series 2003-3 Class HS, 5.1781% 9/25/16 (f)(g)	59	3
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-35:
Class BS, 4.5281% 4/25/17 (f)(g)	$ 630	$ 35
Class TQ, 5.0281% 5/25/18 (f)(g)	795	87
Series 2003-42:
Class HS, 4.6281% 12/25/17 (f)(g)	7,354	585
Class SJ, 4.5781% 11/25/22 (f)(g)	997	97
Series 2003-48 Class HI, 5% 11/25/17 (g)	2,979	339
Series 2004-54 Class SW, 3.5281% 6/25/33 (f)(g)	3,923	230
Series 2006-4 Class IT, 6% 10/25/35 (g)	424	118
Series 2007-36:
Class GO, 4/25/37 (h)	520	387
Class SG, 4.1281% 4/25/37 (f)(g)	6,738	607
Series 2007-57 Class SA, 25.7887% 6/25/37 (f)	5,580	7,275
Series 2007-66:
Class SA, 24.7687% 7/25/37 (f)	3,280	4,172
Class SB, 24.7687% 7/25/37 (f)	1,002	1,270
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	202	197
Class GY, 0% 5/15/37 (f)	231	220
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (e)	5,193	5,265
Series 2104 Class PG, 6% 12/15/28	1,556	1,575
Series 2162 Class PH, 6% 6/15/29	355	360
Series 70 Class C, 9% 9/15/20	112	123
sequential payer Series 2114 Class ZM, 6% 1/15/29	751	767
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,801	1,852
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	500	425
Series 3129 Class MF, 0% 7/15/34 (f)	354	352
Series 3222 Class HF, 0% 9/15/36 (f)	540	544
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,048	2,073
Series 2131 Class BG, 6% 3/15/29	8,260	8,414
Series 2137 Class PG, 6% 3/15/29	2,003	2,026
Series 2154 Class PT, 6% 5/15/29	3,033	3,067
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2435 Class VG, 6% 2/15/13	$ 726	$ 750
Series 2488 Class PR, 6% 8/15/32	1,095	1,109
Series 2585 Class KS, 5.1331% 3/15/23 (f)(g)	502	52
Series 2590 Class YR, 5.5% 9/15/32 (g)	135	41
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,459
Series 2810 Class PD, 6% 6/15/33	2,540	2,567
Series 3077 Class TO, 4/15/35 (h)	4,230	3,084
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,402	2,429
Series 2274 Class ZM, 6.5% 1/15/31	795	825
Series 2281 Class ZB, 6% 3/15/30	981	1,005
Series 2388 Class ZA, 6% 12/15/31	5,172	5,252
Series 2417 Class KZ, 6% 2/15/32	1,064	1,083
Series 2502 Class ZC, 6% 9/15/32	1,646	1,652
Series 2504 Class Z, 6% 9/15/32	1,532	1,551
Series 2564 Class ES, 5.1331% 2/15/22 (f)(g)	851	74
Series 2575 Class ID, 5.5% 8/15/22 (g)	139	23
Series 2750 Class ZT, 5% 2/15/34	2,716	2,311
Series 2817 Class SD, 4.5831% 7/15/30 (f)(g)	1,483	133
Series 3097 Class IA, 5.5% 3/15/33 (g)	3,888	815
Series 1658 Class GZ, 7% 1/15/24	2,273	2,359
Series 2587 Class IM, 6.5% 3/15/33 (g)	1,453	365
Series 2844:
Class SC, 30.7653% 8/15/24 (f)	105	139
Class SD, 54.3806% 8/15/24 (f)	154	295
Series 2957 Class SW, 3.5331% 4/15/35 (f)(g)	6,029	350
Series 3002 Class SN, 4.0331% 7/15/35 (f)(g)	6,057	537
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,924	1,955
Series 2003-11 Class S, 4.0844% 2/16/33 (f)(g)	4,838	328
Series 2004-32 Class GS, 4.0344% 5/16/34 (f)(g)	1,382	105
TOTAL U.S. GOVERNMENT AGENCY		127,513
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $214,823)		209,772
Commercial Mortgage Securities - 2.3%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1836% 2/14/43 (f)	$ 8,300	$ 8,538
Class PS1, 1.4299% 2/14/43 (f)(g)	17,080	690
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 3.2719% 10/25/36 (a)(f)	271	141
Class B2, 3.8219% 10/25/36 (a)(f)	177	87
Class B3, 5.0719% 10/25/36 (a)(f)	316	152
Class M4, 2.9019% 10/25/36 (a)(f)	271	176
Class M5, 2.9519% 10/25/36 (a)(f)	345	212
Class M6, 3.0319% 10/25/36 (a)(f)	669	385
Series 2006-4A:
Class B1, 3.1719% 12/25/36 (a)(f)	105	51
Class B2, 3.7219% 12/25/36 (a)(f)	101	56
Class B3, 4.9219% 12/25/36 (a)(f)	185	96
Series 2007-1:
Class B1, 3.1419% 3/25/37 (a)(f)	155	71
Class B2, 3.6219% 3/25/37 (a)(f)	113	51
Class B3, 5.8219% 3/25/37 (a)(f)	322	145
Class M1, 2.7419% 3/25/37 (a)(f)	130	95
Class M2, 2.7619% 3/25/37 (a)(f)	100	70
Class M3, 2.7919% 3/27/37 (a)(f)	88	58
Class M4, 2.8419% 3/25/37 (a)(f)	67	39
Class M5, 2.8919% 3/25/37 (a)(f)	109	59
Class M6, 2.9719% 3/25/37 (a)(f)	155	77
Series 2007-2A:
Class B1, 4.0719% 7/25/37 (a)(f)	119	55
Class B2, 4.7219% 7/25/37 (a)(f)	100	44
Class B3, 5.8219% 7/25/37 (a)(f)	114	49
Class M4, 3.1219% 7/25/37 (a)(f)	146	83
Class M5, 3.2219% 7/25/37 (a)(f)	132	71
Class M6, 3.4719% 7/25/37 (a)(f)	164	83
Series 2007-3:
Class B1, 3.4219% 7/25/37 (a)(f)	106	53
Class B2, 4.0719% 7/25/37 (a)(f)	278	150
Class B3, 6.4719% 7/25/37 (a)(f)	143	70
Class M1, 2.7819% 7/25/37 (a)(f)	94	57
Class M2, 2.8119% 7/25/37 (a)(f)	98	57
Class M3, 2.8419% 7/25/37 (a)(f)	159	88
Class M4, 2.9719% 7/25/37 (a)(f)	254	150
Class M5, 3.0719% 7/25/37 (a)(f)	127	68
Class M6, 3.2719% 7/25/37 (a)(f)	98	51
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 5.0219% 9/25/37 (a)(f)	$ 141	$ 63
Class B2, 5.9219% 9/25/37 (a)(f)	522	229
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0004% 5/15/35 (a)(f)(g)	27,818	1,167
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,143
Class F, 7.734% 1/15/32	600	618
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A1, 5.269% 1/15/49	627	618
Series 2007-C3 Class A1, 5.664% 6/15/39 (f)	712	706
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 3.9669% 7/15/19 (a)(f)	366	274
Class SHDC, 3.4669% 7/15/19 (a)(f)	175	138
Series 2006-TFL2 Class SHDD, 3.8169% 7/15/19 (a)(f)	98	76
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	772	763
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.7813% 3/1/20 (a)(f)	780	718
Class D, 2.8313% 3/1/20 (a)(f)	235	216
Class E, 2.9013% 3/1/20 (a)(f)	390	359
Class F, 2.9413% 3/1/20 (a)(f)	195	179
Class G, 2.9813% 3/1/20 (a)(f)	95	87
Class H, 3.1113% 3/1/20 (a)(f)	160	146
Class J, 3.3113% 3/1/20 (a)(f)	230	209
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,126	1,100
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDP10 Class A1, 5.122% 1/15/49	707	694
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	435	432
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	636	629
Series 2007-C2 Class A1, 5.226% 2/15/40	550	542
Series 2004-C2 Class XCP, 1.0469% 3/1/36 (a)(f)(g)	90,305	1,535
Series 2007-C1 Class XCP, 0.4578% 2/15/40 (f)(g)	14,955	282
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A1, 4.275% 12/12/11	$ 561	$ 544
Series 2007-6 Class A1, 5.175% 3/12/51	632	623
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,945)		26,468
Cash Equivalents - 9.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (Cost $106,240)	$ 106,265	106,240
TOTAL INVESTMENT PORTFOLIO - 140.5% (Cost $1,679,665)		1,662,429
NET OTHER ASSETS - (40.5)%		(479,119)
NET ASSETS - 100%		$ 1,183,310
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
25 Eurodollar 90 Day Index Contracts	Sept. 2008	$ 24,824	$ (96)
Treasury Contracts
64 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2009	13,586	(8)
TOTAL SOLD			$ (104)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 457	$ (387)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	1,000	(890)
Receive monthly notional amount multiplied by 2.80% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	485	(418)
TOTAL CREDIT DEFAULT SWAPS		1,942	(1,695)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.33% with Credit Suisse First Boston	August 2010	25,000	(8)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.82% with JPMorgan Chase, Inc.	Jan. 2010	20,000	(218)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.17% with Morgan Stanley, Inc.	Dec. 2010	50,000	(946)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.58% with Lehman Brothers, Inc.	August 2018	4,500	(33)
Receive semi-annually a fixed rate equal to 4.758% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2038	3,000	12
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.933% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	June 2018	$ 6,000	$ 239
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	9,000	642
TOTAL INTEREST RATE SWAPS		117,500	(312)
		$ 119,442	$ (2,007)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,379,000 or 3.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $231,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,616,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$106,240,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 3,079
Banc of America Securities LLC	8,323
Bank of America, NA	30,788
Barclays Capital, Inc.	55,419
Greenwich Capital Markets, Inc.	3,079
ING Financial Markets LLC	4,013
RBC Capital Markets Corp.	1,539
$ 106,240
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 7,437
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 323,937	$ 39,992	$ 331,836	$ -	0.0%
Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $34,825,000 of which $2,470,000, $14,312,000, $3,550,000 and $14,493,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $107,093,000 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $106,240) - See accompanying schedule: Unaffiliated issuers (cost $1,679,665)		$ 1,662,429
Commitment to sell securities on a delayed delivery basis	$ (184,495)
Receivable for securities sold on a delayed delivery basis	182,939	(1,556)
Receivable for investments sold, regular delivery		1,743
Cash		1
Receivable for swap agreements		4
Receivable for fund shares sold		837
Interest receivable		6,211
Unrealized appreciation on swap agreements		893
Total assets		1,670,562

Liabilities
Payable for investments purchased Regular delivery	$ 27,967
Delayed delivery	454,568
Payable for fund shares redeemed	954
Distributions payable	343
Unrealized depreciation on swap agreements	2,900
Accrued management fee	310
Distribution fees payable	53
Payable for daily variation on futures contracts	6
Other affiliated payables	151
Total liabilities		487,252

Net Assets		$ 1,183,310
Net Assets consist of:
Paid in capital		$ 1,350,660
Distributions in excess of net investment income		(5,466)
Accumulated undistributed net realized gain (loss) on investments		(140,981)
Net unrealized appreciation (depreciation) on investments		(20,903)
Net Assets		$ 1,183,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,215 ÷ 3,886.4 shares)	$ 10.09

Maximum offering price per share (100/96.00 of $10.09)	$ 10.51
Class T: Net Asset Value and redemption price per share ($40,789 ÷ 4,035.7 shares)	$ 10.11

Maximum offering price per share (100/96.00 of $10.11)	$ 10.53
Class B: Net Asset Value and offering price per share ($31,872 ÷ 3,159.0 shares)A	$ 10.09

Class C: Net Asset Value and offering price per share ($15,104 ÷ 1,498.7 shares)A	$ 10.08

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,049,027 ÷ 103,750.8 shares)	$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,303 ÷ 724.4 shares)	$ 10.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2008

Investment Income
Interest		$ 65,694
Income from Fidelity Central Funds		7,437
Total income		73,131

Expenses
Management fee	$ 4,298
Transfer agent fees	1,598
Distribution fees	793
Fund wide operations fee	469
Independent trustees' compensation	6
Miscellaneous	2
Total expenses before reductions	7,166
Expense reductions	(14)	7,152
Net investment income		65,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,542)
Fidelity Central Funds	(48,801)
Futures contracts	(224)
Swap agreements	(50,231)
Total net realized gain (loss)		(102,798)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,554
Futures contracts	(104)
Swap agreements	29,934
Delayed delivery commitments	(1,407)
Total change in net unrealized appreciation (depreciation)		41,977
Net gain (loss)		(60,821)
Net increase (decrease) in net assets resulting from operations		$ 5,158

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,979	$ 91,147
Net realized gain (loss)	(102,798)	(21,173)
Change in net unrealized appreciation (depreciation)	41,977	(45,249)
Net increase (decrease) in net assets resulting from operations	5,158	24,725
Distributions to shareholders from net investment income	(68,876)	(90,807)
Share transactions - net increase (decrease)	(404,510)	(156,420)
Total increase (decrease) in net assets	(468,228)	(222,502)

Net Assets
Beginning of period	1,651,538	1,874,040
End of period (including distributions in excess of net investment income of $5,466 and distributions in excess of net investment income of $3,794, respectively)	$ 1,183,310	$ 1,651,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.467	.521	.404	.408	.365	.282
Net realized and unrealized gain (loss)	(.461)	(.401)	(.021)	(.267)	.181	.112
Total from investment operations	.006	.120	.383	.141	.546	.394
Distributions from net investment income	(.486)	(.520)	(.403)	(.421)	(.366)	(.274)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.486)	(.520)	(.403)	(.481)	(.516)	(.354)
Net asset value, end of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Total Return B, C, D	.06%	1.04%	3.56%	1.26%	4.97%	3.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of fee waivers, if any	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of all reductions	.85%	.78%	.74% A	.82%	.86%	.81%
Net investment income	4.52%	4.77%	4.44% A	3.65%	3.24%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 54	$ 54	$ 50	$ 55	$ 69
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income E	.470	.519	.399	.400	.353	.270
Net realized and unrealized gain (loss)	(.462)	(.403)	(.012)	(.268)	.181	.101
Total from investment operations	.008	.116	.387	.132	.534	.371
Distributions from net investment income	(.488)	(.516)	(.397)	(.412)	(.354)	(.261)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.488)	(.516)	(.397)	(.472)	(.504)	(.341)
Net asset value, end of period	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Total Return B, C, D	.07%	1.01%	3.59%	1.18%	4.86%	3.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of fee waivers, if any	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of all reductions	.83%	.82%	.81% A	.89%	.96%	.93%
Net investment income	4.53%	4.73%	4.37% A	3.57%	3.14%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 68	$ 89	$ 126	$ 131	$ 155
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.400	.443	.336	.323	.278	.197
Net realized and unrealized gain (loss)	(.461)	(.401)	(.022)	(.257)	.172	.112
Total from investment operations	(.061)	.042	.314	.066	.450	.309
Distributions from net investment income	(.419)	(.442)	(.334)	(.336)	(.280)	(.189)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.419)	(.442)	(.334)	(.396)	(.430)	(.269)
Net asset value, end of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Total Return B, C, D	(.58)%	.32%	2.91%	.58%	4.08%	2.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of all reductions	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Net investment income	3.86%	4.05%	3.68% A	2.89%	2.48%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 50	$ 74	$ 101	$ 134	$ 182
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income E	.389	.434	.328	.316	.273	.189
Net realized and unrealized gain (loss)	(.459)	(.401)	(.021)	(.257)	.172	.112
Total from investment operations	(.070)	.033	.307	.059	.445	.301
Distributions from net investment income	(.410)	(.433)	(.327)	(.329)	(.275)	(.181)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.410)	(.433)	(.327)	(.389)	(.425)	(.261)
Net asset value, end of period	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Total Return B, C, D	(.68)%	.25%	2.85%	.52%	4.04%	2.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of fee waivers, if any	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of all reductions	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Net investment income	3.77%	3.97%	3.61% A	2.82%	2.42%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 23	$ 31	$ 41	$ 58	$ 99
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,

2008

2007

2006 H

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income D	.509	.559	.432	.438	.390	.306
Net realized and unrealized gain (loss)	(.462)	(.403)	(.023)	(.257)	.183	.102
Total from investment operations	.047	.156	.409	.181	.573	.408
Distributions from net investment income	(.527)	(.556)	(.429)	(.451)	(.393)	(.298)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.527)	(.556)	(.429)	(.511)	(.543)	(.378)
Net asset value, end of period	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Total Return B, C	.46%	1.38%	3.80%	1.61%	5.21%	3.68%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of all reductions	.45%	.45%	.45% A	.55%	.62%	.60%
Net investment income	4.91%	5.10%	4.73% A	3.91%	3.48%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525	$ 1,302
Portfolio turnover rate F	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006 H

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income D	.499	.548	.424	.432	.387	.302
Net realized and unrealized gain (loss)	(.461)	(.411)	(.011)	(.266)	.182	.112
Total from investment operations	.038	.137	.413	.166	.569	.414
Distributions from net investment income	(.518)	(.547)	(.423)	(.446)	(.389)	(.294)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.518)	(.547)	(.423)	(.506)	(.539)	(.374)
Net asset value, end of period	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Total Return B, C	.37%	1.20%	3.85%	1.48%	5.19%	3.75%
Ratios to Average Net Assets E, G
Expenses before reductions	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of fee waivers, if any	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of all reductions	.54%	.53%	.52% A	.60%	.66%	.63%
Net investment income	4.83%	5.02%	4.66% A	3.87%	3.45%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 14	$ 16	$ 13	$ 16
Portfolio turnover rate F	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc.(FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 15,553
Unrealized depreciation	(40,410)
Net unrealized appreciation (depreciation)	(24,857)
Capital loss carryforward	(34,825)

Cost for federal income tax purposes	$ 1,687,286

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 68,876	$ 90,807

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction, the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $126,699 and $606,298, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 116	$ 4
Class T	0%	.25%	131	-
Class B	.65%	.25%	363	262
Class C	.75%	.25%	183	6
			$ 793	$ 272

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	2
Class B*	93
Class C*	1
$ 98

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Fidelity Mortgage Securities Fund shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 116.25
Class T	123.23
Class B	101.25
Class C	45.25
Fidelity Mortgage Securities Fund	1,197.10
Institutional Class	16.19
	$ 1,598

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $12. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	1
$ 2

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 2,205	$ 2,529
Class T	2,500	3,848
Class B	1,654	2,591
Class C	733	1,107
Fidelity Mortgage Securities Fund	61,360	80,170
Institutional Class	424	562
Total	$ 68,876	$ 90,807

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended August 31,		Years ended August 31,
	2008	2007	2008	2007
Class A
Shares sold	1,233	2,038	$ 12,720	$ 22,212
Reinvestment of distributions	189	200	1,952	2,187
Shares redeemed	(2,645)	(2,019)	(27,288)	(22,037)
Net increase (decrease)	(1,223)	219	$ (12,616)	$ 2,362
Class T
Shares sold	652	1,314	$ 6,745	$ 14,395
Reinvestment of distributions	227	332	2,348	3,636
Shares redeemed	(3,306)	(3,268)	(34,313)	(35,637)
Net increase (decrease)	(2,427)	(1,622)	$ (25,220)	$ (17,606)
Class B
Shares sold	74	144	$ 761	$ 1,578
Reinvestment of distributions	133	193	1,376	2,115
Shares redeemed	(1,820)	(2,350)	(18,803)	(25,607)
Net increase (decrease)	(1,613)	(2,013)	$ (16,666)	$ (21,914)
Class C
Shares sold	130	245	$ 1,330	$ 2,682
Reinvestment of distributions	57	80	589	873
Shares redeemed	(838)	(1,047)	(8,656)	(11,404)
Net increase (decrease)	(651)	(722)	$ (6,737)	$ (7,849)
Fidelity Mortgage Securities Fund
Shares sold	12,801	26,597	$ 131,962	$ 291,948
Reinvestment of distributions	5,511	6,813	57,031	74,535
Shares redeemed	(51,088)	(43,460)	(529,926)	(474,256)
Net increase (decrease)	(32,776)	(10,050)	$ (340,933)	$ (107,773)
Institutional Class
Shares sold	224	356	$ 2,294	$ 3,903
Reinvestment of distributions	32	38	335	418
Shares redeemed	(482)	(726)	(4,967)	(7,961)
Net increase (decrease)	(226)	(332)	$ (2,338)	$ (3,640)

12. Credit Risk.

The fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

12. Credit Risk - continued

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001- 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Advisor Mortgage Securities. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003- present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Advisor Mortgage Securities. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (46)

Year of Election or Appointment: 2008

Vice President of Advisor Mortgage Securities. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005- present) and Fidelity Investments Money Management, Inc. (2008- present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Advisor Mortgage Securities. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007- 2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Mortgage Securities. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Advisor Mortgage Securities. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008- present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC(2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Advisor Mortgage Securities. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008- present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Advisor Mortgage Securities. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Mortgage Securities. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Mortgage Securities. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Mortgage Securities. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Mortgage Securities. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Mortgage Securities. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $40,269,327 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity Mortgage Securities (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Mortgage Securities (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mortgage Securities (retail class) was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Mortgage Securities (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Mortgage Securities (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AMORI-UANN-1008
1.784763.105

Fidelity
Mortgage Securities
Fund

(A Class of Fidelity® Advisor Mortgage
Securities Fund)

Annual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity Mortgage Securities Fund	0.46%	2.75%	4.54%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Securities Fund, a class of the fund, on August 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Mortgage-Backed Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Mortgage Securities Fund

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. Bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - fell 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

The fund's Retail Class shares returned 0.46%, significantly lagging the 7.03% gain in the Lehman Brothers U.S. Mortgage-Backed Securities Index. Out-of-benchmark positions in asset-backed securities (ABS) backed by subprime mortgages and commercial mortgage-backed securities (CMBS) - both of which the fund held directly and through investments in Fidelity® Ultra-Short Central Fund - accounted for a large portion of its underperformance. Securities made up of subprime mortgages suffered steep price declines. CMBS stumbled recently as the economy weakened and the credit crisis worsened. Elsewhere, the fund's stake in hybrid adjustable-rate mortgages (ARMs) worked in our favor because they outpaced plain-vanilla 30-year pass-through mortgage securities. Likewise, investments in collateralized mortgage obligations performed comparatively well after adjusting for their reduced interest rate sensitivity. Since becoming portfolio manager of the fund this past April, I have made a number of strategic moves that, when taken together, significantly improved the fund's standing relative to the benchmark during the second half of the period. For instance, I significantly reduced the fund's direct holdings in subprime mortgages and CMBS and eliminated its exposure to Ultra-Short Central Fund. At the same time, I raised our exposure to prepayment-resistant securities, which allowed us to enjoy some price appreciation and keep high coupon payments in place for a longer period because the underlying mortgages had a lower risk of prepayment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 993.40	$ 4.21
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27
Class T
Actual	$ 1,000.00	$ 993.50	$ 4.21
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27
Class B
Actual	$ 1,000.00	$ 990.20	$ 7.45
HypotheticalA	$ 1,000.00	$ 1,017.65	$ 7.56
Class C
Actual	$ 1,000.00	$ 989.70	$ 7.95
HypotheticalA	$ 1,000.00	$ 1,017.14	$ 8.06
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 995.40	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 995.00	$ 2.66
HypotheticalA	$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.84%
Class T	.84%
Class B	1.49%
Class C	1.59%
Fidelity Mortgage Securities Fund	.45%
Institutional Class	.53%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Coupon Distribution as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	3.2	0.7
3 - 3.99%	2.0	10.5
4 - 4.99%	7.7	11.2
5 - 5.99%	44.9	35.5
6 - 6.99%	30.8	35.2
7 - 7.99%	4.0	4.4
8% and over	0.9	0.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2008
6 months ago
Years	5.2	5.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	4.3	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008 *	As of February 29, 2008 **
Mortgage Securities 106.4%	Mortgage Securities 92.5%
Corporate Bonds 0.0%	Corporate Bonds 0.9%
CMOs and Other Mortgage Related Securities 20.0%	CMOs and Other Mortgage Related Securities 32.7%
Asset-Backed Securities 5.1%	Asset-Backed Securities 8.9%
Short-Term Investments and Net Other Assets† (31.5)%	Short-Term Investments and Net Other Assets† (35.0)%

* Foreign investments	1.3%	** Foreign investments	4.8%
* Futures and Swaps	(8.8)%	** Futures and Swaps	(0.4)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 106.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 63.7%
3.628% 9/1/33 (f)	$ 562	$ 568
3.711% 6/1/33 (f)	1,932	1,928
3.74% 10/1/33 (f)	164	165
3.834% 5/1/34 (f)	1,395	1,404
3.837% 8/1/33 (f)	148	148
3.972% 8/1/33 (f)	713	720
3.986% 10/1/18 (f)	107	109
3.993% 6/1/33 (f)	115	115
4.103% 5/1/34 (f)	1,941	1,958
4.111% 4/1/34 (f)	2,404	2,414
4.171% 1/1/35 (f)	401	403
4.227% 8/1/33 (f)	687	689
4.25% 2/1/35 (f)	200	201
4.252% 6/1/33 (f)	1,722	1,726
4.272% 2/1/34 (f)	182	184
4.283% 12/1/33 (f)	155	157
4.295% 1/1/35 (f)	192	193
4.302% 5/1/33 (f)	49	49
4.307% 3/1/33 (f)	95	96
4.328% 1/1/35 (f)	229	230
4.331% 7/1/35 (f)	624	624
4.366% 2/1/34 (f)	365	369
4.373% 7/1/33 (f)	113	114
4.38% 1/1/34 (f)	1,691	1,701
4.39% 2/1/35 (f)	355	358
4.39% 6/1/35 (f)	718	723
4.408% 6/1/33 (f)	1,727	1,741
4.408% 5/1/35 (f)	1,018	1,024
4.42% 8/1/34 (f)	502	507
4.426% 5/1/35 (f)	142	142
4.429% 3/1/35 (f)	304	306
4.445% 8/1/35 (f)	2,919	2,930
4.499% 5/1/35 (f)	481	485
4.5% 10/1/19 to 9/1/31	25,561	24,495
4.571% 1/1/35 (f)	1,852	1,872
4.599% 1/1/20 (f)	904	912
4.607% 4/1/33 (f)	736	740
4.628% 8/1/35 (f)	771	780
4.658% 8/1/35 (f)	950	955
4.702% 7/1/34 (f)	1,889	1,906
4.707% 2/1/35 (f)	1,220	1,236
4.751% 1/1/35 (f)	1,391	1,404
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.767% 12/1/35 (f)	$ 880	$ 890
4.776% 4/1/35 (f)	69	70
4.777% 12/1/34 (f)	189	191
4.833% 10/1/34 (f)	1,768	1,786
4.841% 1/1/35 (f)	571	578
4.866% 7/1/35 (f)	1,138	1,145
4.891% 4/1/33 (f)	1,857	1,873
4.912% 2/1/35 (f)	52	52
4.922% 3/1/35 (f)	2,291	2,316
4.926% 8/1/34 (f)	1,647	1,662
4.94% 7/1/35 (f)	46	47
4.979% 3/1/35 (f)	998	1,010
4.986% 4/1/33 (f)	26	26
5% 9/1/16 to 7/1/37	89,848	86,902
5% 9/1/23 (b)	10,000	9,904
5% 9/1/38 (b)	25,000	24,013
5% 9/1/38 (b)	36,400	34,963
5% 9/11/38 (b)(c)	24,000	23,053
5% 9/11/38 (b)(c)	26,000	24,974
5.018% 3/1/34 (f)	2,910	2,937
5.065% 9/1/35 (f)	123	126
5.069% 1/1/37 (f)	1,325	1,344
5.072% 7/1/34 (f)	452	457
5.131% 8/1/34 (f)	1,157	1,174
5.17% 3/1/36 (f)	3,102	3,139
5.189% 5/1/35 (f)	131	133
5.218% 11/1/32 (f)	364	369
5.266% 12/1/36 (f)	607	617
5.281% 3/1/35 (f)	111	112
5.306% 3/1/36 (f)	8,286	8,404
5.307% 7/1/35 (f)	769	767
5.324% 6/1/36 (f)	1,870	1,893
5.325% 1/1/36 (f)	2,028	2,056
5.336% 7/1/35 (f)	514	520
5.346% 2/1/37 (f)	561	572
5.357% 3/1/37 (f)	3,954	4,027
5.366% 1/1/32 (f)	192	194
5.453% 2/1/37 (f)	3,667	3,742
5.481% 12/1/35 (f)	1,989	2,013
5.485% 6/1/32 (f)	349	353
5.5% 1/1/09 to 7/1/37 (c)	81,279	81,122
5.5% 9/1/38 (b)	39,300	38,790
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/11/38 (b)(c)	$ 12,000	$ 11,844
5.5% 9/11/38 (b)	15,000	14,805
5.547% 10/1/36 (f)	285	292
5.662% 6/1/36 (f)	1,564	1,594
5.787% 3/1/36 (f)	3,457	3,525
5.8% 1/1/36 (f)	598	610
5.805% 11/1/36 (f)	892	906
5.806% 1/1/35 (f)	2,590	2,583
5.811% 5/1/36 (f)	3,947	4,026
5.818% 7/1/36 (f)	713	727
5.822% 9/1/36 (f)	907	923
5.843% 3/1/36 (f)	1,895	1,933
5.871% 3/1/36 (f)	1,605	1,638
5.906% 5/1/36 (f)	1,814	1,853
5.945% 2/1/35 (f)	46	47
5.951% 5/1/36 (f)	569	583
5.953% 4/1/36 (f)	399	407
5.958% 9/1/36 (f)	991	1,013
6% 10/1/08 to 11/1/37	106,176	108,264
6% 9/1/38 (b)(c)	26,300	26,549
6.001% 9/1/36 (f)	772	790
6.013% 4/1/36 (f)	6,407	6,552
6.027% 9/1/36 (f)	769	788
6.055% 1/1/35 (f)	2,117	2,123
6.079% 4/1/36 (f)	5,565	5,699
6.081% 3/1/37 (f)	1,009	1,035
6.157% 4/1/36 (f)	966	989
6.198% 5/1/37 (f)	84	86
6.214% 2/1/35 (f)	111	112
6.226% 5/1/36 (f)	1,921	1,971
6.245% 8/1/46 (f)	321	329
6.252% 6/1/36 (f)	142	145
6.263% 6/1/36 (f)	3,245	3,328
6.346% 5/1/36 (f)	1,396	1,434
6.433% 4/1/37 (f)	999	1,027
6.499% 12/1/36 (f)	205	210
6.5% 5/1/12 to 9/1/47 (c)	80,216	83,003
6.555% 12/1/36 (f)	286	294
6.835% 9/1/37 (f)	1,569	1,617
6.837% 9/1/37 (f)	727	750
6.973% 9/1/37 (f)	622	642
7% 12/1/15 to 7/1/37	9,487	9,998
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7.248% 9/1/37 (f)	$ 904	$ 933
7.5% 8/1/22 to 5/1/37	14,363	15,160
8% 12/1/29 to 3/1/37	177	186
8.5% 1/1/16 to 7/1/31	223	243
9% 2/1/13 to 10/1/30	547	605
9.5% 11/1/09 to 8/1/22	90	100
11% 8/1/10	14	15
12.25% 5/1/15	17	19
12.5% 8/1/15 to 3/1/16	20	23
12.75% 2/1/15	4	5
13.5% 9/1/14	3	4
		753,434
Freddie Mac - 30.3%
3.744% 5/1/34 (f)	32	32
3.758% 10/1/33 (f)	2,060	2,088
3.927% 6/1/34 (f)	328	330
4.006% 4/1/34 (f)	2,802	2,803
4.221% 1/1/35 (f)	2,648	2,682
4.231% 3/1/34 (f)	1,529	1,539
4.275% 6/1/35 (f)	304	304
4.309% 12/1/34 (f)	253	255
4.327% 3/1/34 (f)	2,714	2,728
4.406% 3/1/35 (f)	304	306
4.423% 2/1/34 (f)	205	205
4.454% 3/1/35 (f)	281	282
4.585% 6/1/33 (f)	2,203	2,214
4.754% 4/1/35 (f)	1,104	1,110
4.79% 2/1/36 (f)	276	276
4.791% 3/1/35 (f)	541	545
5% 6/1/18 to 8/1/36	34,466	33,340
5% 9/1/38 (b)	10,000	9,599
5.022% 4/1/35 (f)	141	141
5.264% 12/1/33 (f)	1,226	1,228
5.27% 11/1/35 (f)	1,066	1,074
5.382% 3/1/35 (f)	180	181
5.5% 6/1/09 to 11/1/33	34,190	34,085
5.5% 9/1/38 (b)(c)	85,000	83,750
5.5% 9/11/38 (b)	6,000	5,912
5.5% 10/14/38 (b)	25,000	24,564
5.552% 4/1/37 (f)	418	425
5.583% 1/1/37 (f)	2,095	2,133
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.735% 10/1/35 (f)	$ 257	$ 261
5.779% 3/1/37 (f)	2,310	2,343
5.791% 4/1/37 (f)	2,133	2,165
5.811% 6/1/37 (f)	1,638	1,666
5.829% 5/1/37 (f)	686	696
5.883% 11/1/31 (f)	70	70
5.946% 4/1/36 (f)	1,393	1,419
6% 4/1/14 to 7/1/37	40,639	41,520
6.021% 6/1/36 (f)	684	697
6.125% 10/1/36 (f)	142	146
6.133% 4/1/37 (f)	766	780
6.182% 7/1/36 (f)	3,504	3,585
6.218% 5/1/36 (f)	596	609
6.263% 3/1/36 (f)	3,020	3,092
6.273% 12/1/36 (f)	1,015	1,040
6.383% 7/1/36 (f)	696	711
6.398% 10/1/36 (f)	3,636	3,724
6.417% 6/1/37 (f)	168	173
6.422% 12/1/36 (f)	1,683	1,726
6.5% 4/1/11 to 8/1/47	28,174	29,143
6.585% 12/1/36 (f)	4,014	4,132
6.592% 10/1/36 (f)	5,830	5,986
6.613% 7/1/36 (f)	2,957	3,048
6.639% 6/1/37 (f)	252	259
6.641% 8/1/37 (f)	1,183	1,216
6.644% 6/1/36 (f)	514	529
6.65% 1/1/37 (f)	2,313	2,373
6.676% 10/1/36 (f)	1,777	1,824
6.734% 9/1/36 (f)	7,421	7,658
6.844% 10/1/36 (f)	2,418	2,495
7% 6/1/21 to 9/1/36	6,694	7,023
7.153% 2/1/37 (f)	272	281
7.5% 11/1/10 to 4/1/37	11,214	11,919
7.581% 4/1/37 (f)	153	158
7.7% 8/1/36 (f)	15	16
8% 11/1/16 to 1/1/37	278	294
8.5% 7/1/09 to 9/1/20	30	33
9% 3/1/09 to 5/1/21	251	274
10% 1/1/09 to 5/1/19	47	51
10.5% 8/1/10 to 2/1/16	4	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 10/1/12 to 12/1/14	$ 35	$ 38
13% 12/1/13 to 6/1/15	79	89
		359,397
Government National Mortgage Association - 12.4%
5% 5/15/36	5,261	5,164
5% 9/1/38 (b)	5,000	4,831
5.5% 9/1/38 (b)	1,000	998
5.5% 9/1/38 (b)(c)	9,000	8,982
5.5% 9/1/38 (b)(c)	4,000	3,992
5.5% 9/1/38 (b)	1,000	998
5.5% 9/1/38 (b)(c)	12,300	12,275
5.5% 9/1/38 (b)	18,000	17,820
5.5% 9/1/38 (b)	20,000	19,800
5.5% 9/22/38 (b)	25,000	24,750
6% 9/1/38 (b)	24,000	24,266
6% 9/1/38 (b)	8,000	8,117
6.5% 5/15/28 to 7/15/36	7,762	8,142
7% 2/15/24 to 7/15/32	3,503	3,685
7.5% 9/15/16 to 4/15/32	1,200	1,284
8% 6/15/21 to 12/15/25	496	535
8.5% 8/15/16 to 10/15/28	707	776
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	60	68
13.5% 7/15/11	3	3
		146,488
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,250,943)		1,259,319
Asset-Backed Securities - 5.1%

ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3 Class A2A, 2.5219% 6/25/36 (f)	16	16
Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 2.6919% 12/25/35 (f)	605	542
Series 2006-M3 Class A2A, 2.5219% 10/25/36 (f)	492	478
Argent Securities, Inc. Series 2006-M2 Class A2A, 2.5219% 9/25/36 (f)	1,817	1,767
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 4.1219% 9/25/35 (f)	1,965	87
Series 2005-FR1 Class M1, 2.9719% 6/25/35 (f)	600	435
Series 2007-HE3 Class 1A1, 2.5919% 4/25/37 (f)	732	671
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	$ 970	$ 861
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 2.5113% 8/26/36 (f)	96	93
Series 2006-NC2 Class A2A, 2.5013% 9/25/36 (f)	175	169
Series 2006-WF2 Class A2B, 5.735% 5/25/36	573	567
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 2.5919% 1/25/37 (f)	70	68
Series 2007-11 Class 2A1, 2.5319% 6/25/47 (f)	5,095	4,760
Series 2007-4 Class A1A, 2.5919% 9/25/37 (f)	4,266	4,065
Series 2007-BC2 Class 2A1, 2.5619% 6/25/37 (f)	827	804
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.5319% 10/25/36 (f)	434	400
First Franklin Mortgage Loan Trust:
Series 2005-FF10 Class A4, 2.7919% 11/25/35 (f)	2,345	2,132
Series 2006-FF5 Class 2A2, 2.5819% 4/25/36 (f)	626	603
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	648
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	305
Fremont Home Loan Trust Series 2006-3 Class 2A1, 2.5419% 2/25/37 (f)	40	38
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(f)	160	14
Series 2004-AR2 Class B1, 4.3719% 8/25/34 (f)	796	76
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 2.5313% 3/25/36 (f)	93	90
Helios Finance L.P. Series 2007-S1 Class B1, 3.1706% 10/20/14 (a)(f)	2,325	1,697
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (a)(f)	490	443
Home Equity Asset Trust Series 2006-8 Class 2A1, 2.5219% 3/25/37 (f)	61	57
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	107	106
Class A1B, 2.5719% 7/25/36 (f)	843	838
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	7,966
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 3.0219% 6/25/35 (f)	1,785	1,499
Series 2006-1 Class 2A2, 2.6119% 2/25/36 (f)	160	158
Series 2006-2 Class 2A2, 2.6019% 3/25/36 (f)	992	972
Series 2006-8 Class 2A1, 2.5119% 9/25/36 (f)	420	404
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6819% 5/25/47 (f)	$ 1,000	$ 593
MASTR Asset Backed Securities Trust Series 2006-HE1 Class A2, 2.6119% 1/25/36 (f)	315	312
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.6419% 2/25/37 (f)	4,176	2,853
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 2.5419% 7/25/37 (f)	646	616
Morgan Stanley ABS Capital I Trust:
Series 2006-HE6 Class A2A, 2.5119% 9/25/36 (f)	1,183	1,141
Series 2007-HE2 Class A2A, 2.5119% 1/25/37 (f)	104	96
Series 2007-HE4 Class A2A, 2.5819% 2/25/37 (f)	100	92
Series 2007-NC3 Class A2A, 2.5319% 5/25/37 (f)	55	50
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5719% 4/25/37 (f)	1,121	1,036
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.5219% 11/25/36 (f)	166	163
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	4,205	796
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	6,370	1,457
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	4,540	1,008
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (f)	105	104
Newcastle CDO VIII Series 2006-8A Class 4, 3.0719% 11/1/52 (a)(f)	5,000	2,000
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	240	229
NovaStar Mortgage Funding Trust:
Series 2006-5 Class A2A, 2.5419% 11/25/36 (f)	48	47
Series 2006-6 Class A2A, 2.5419% 1/25/37 (f)	223	203
Ocala Funding LLC Series 2006-1A Class A, 3.8706% 3/20/11 (a)(f)	2,100	1,397
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 2.5619% 5/25/37 (f)	327	305
Series 2007-6 Class 2A1, 2.5319% 7/25/37 (f)	339	318
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 2.5519% 1/25/37 (f)	57	56
Series 2006-6 Class A2A, 2.5319% 9/25/37 (f)	1,322	1,265
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.5419% 9/25/36 (f)	980	950
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (a)	742	740
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	427	356
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.5419% 2/25/37 (f)	$ 419	$ 408
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.1919% 1/25/36 (f)	500	37
Series 2006-FR4 Class A2A, 2.5519% 8/25/36 (f)	505	469
Series 2007-NC1 Class A2A, 2.5219% 12/25/36 (f)	349	323
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	238	233
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 2.9019% 5/25/35 (f)	1,995	1,423
Series 2007-BC4 Class A3, 2.7219% 11/25/37 (f)	2,702	2,394
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.5619% 6/25/37 (f)	1,293	1,162
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	11
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	9
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	12
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.9719% 10/25/36 (a)(f)	1,005	160
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 2.5719% 7/25/36 (f)	1,195	1,042
Series 2007-2 Class A1, 2.5619% 4/25/37 (f)	1,016	935
TOTAL ASSET-BACKED SECURITIES (Cost $76,714)		60,630
Collateralized Mortgage Obligations - 17.7%

Private Sponsor - 6.9%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (f)	6,360	6,038
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1969% 2/17/52 (a)(f)	910	834
Series 2006-2A Class 2C, 3.1869% 2/17/52 (a)(f)	2,250	2,032
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3889% 11/25/33 (f)	672	642
Series 2004-1 Class 2A2, 4.6836% 10/25/34 (f)	1,855	1,718
Series 2004-A:
Class 2A1, 3.5464% 2/25/34 (f)	458	419
Class 2A2, 4.0974% 2/25/34 (f)	1,980	1,837
Series 2004-D Class 2A1, 3.6153% 5/25/34 (f)	236	217
Series 2004-J Class 2A1, 4.7623% 11/25/34 (f)	941	875
Series 2005-D Class 2A7, 4.7865% 5/25/35 (f)	970	790
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-H:
Class 1A1, 4.9261% 9/25/35 (f)	$ 235	$ 216
Class 2A2, 4.8029% 9/25/35 (f)	1,072	969
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 5.9712% 1/25/35 (f)	959	737
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (f)	131	124
Series 2007-A2 Class 2A1, 4.2836% 7/25/37 (f)	640	588
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.2965% 8/25/34 (f)	2,610	2,381
Class A4, 4.4034% 8/25/34 (f)	2,208	2,011
Series 2006-AR7 Class 1A1, 6.5839% 11/25/36 (f)	203	147
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	703	634
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 2.8719% 3/25/35 (f)	100	74
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.3763% 1/28/32 (a)(f)	236	165
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (f)	2,448	2,258
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 3.255% 10/18/54 (a)(f)	770	614
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.28% 11/20/56 (a)(f)	1,675	1,313
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.2619% 10/11/41 (a)(f)	2,520	1,988
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 3.36% 12/20/54 (f)	700	645
Series 2006-2 Class C1, 3.2563% 12/20/54 (f)	155	92
Series 2007-1:
Class 1C1, 3.1025% 12/20/54 (f)	940	864
Class 2C1, 3.2325% 12/20/54 (f)	500	341
Series 2007-2 Class 2C1, 3.2194% 12/17/54 (f)	1,355	902
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7605% 7/25/35 (f)	920	717
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (f)	972	904
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (f)	2,259	2,130
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	$ 2,916	$ 2,816
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9669% 6/15/22 (a)(f)	4,998	4,448
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.232% 8/25/34 (f)	3,279	3,058
Series 2006-A6 Class A4, 4.191% 10/25/33 (f)	3,018	2,743
Permanent Financing No. 4 PLC Class 3C, 3.4956% 6/10/42 (f)	1,405	1,338
Permanent Financing No. 8 PLC floater Class 3C, 3.2156% 6/10/42 (f)	610	533
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	796	665
Series 2004-SL2 Class A1, 6.5% 10/25/16	101	98
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2941% 7/25/34 (f)	1,941	1,779
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 4.9719% 12/25/36 (a)(f)	795	37
Series 2003-15A Class 4A, 5.4576% 4/25/33 (f)	1,573	1,455
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,164	1,057
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	449	450
Series 2004-AR7 Class A6, 3.9397% 7/25/34 (f)	395	389
Series 2004-RA3 Class 2A, 6.3521% 8/25/38 (f)	12,026	11,165
Series 2005-AR16 Class 1A3, 5.1005% 12/25/35 (f)	2,065	1,652
Series 2005-AR3 Class A2, 4.6363% 3/25/35 (f)	3,715	3,352
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5509% 11/25/34 (f)	1,637	1,487
Class A9, 4.5509% 11/25/34 (f)	3,490	2,880
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (f)	992	905
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (f)	361	330
Series 2006-AR8 Class 3A1, 5.2376% 4/25/36 (f)	3,650	3,406
TOTAL PRIVATE SPONSOR		82,259
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 10.8%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	$ 3,346	$ 3,448
Class PZ, 6% 2/25/24	2,608	2,684
Series 1999-15 Class PC, 6% 9/25/18	971	981
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,127
Series 1993-165 Class SH, 12.7285% 9/25/23 (f)	168	159
Series 1999-17 Class PG, 6% 4/25/29	5,808	5,924
Series 2003-22 6% 4/25/33 (g)	4,325	1,092
Series 2003-26 Class KI, 5% 12/25/15 (g)	1,939	120
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	2,007	318
Series 2006-48 Class LF, 0% 8/25/34 (f)	33	33
Fannie Mae STRIP:
Series 339 Class 29, 5.5% 7/1/18 (g)	1,991	314
Series 348 Class 14, 6.5% 8/1/34 (g)	913	179
Series 351:
Class 12, 5.5% 4/1/34 (g)	688	166
Class 13, 6% 3/1/34 (g)	872	203
Series 359, Class 19 6% 7/1/35 (g)	874	203
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,111	4,182
Series 2001-52 Class YZ, 6.5% 10/25/31	219	226
Series 2001-63 Class TC, 6% 12/25/31 (e)	4,065	4,117
Series 2001-72 Class NZ, 6% 12/25/31	1,161	1,175
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,720
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,048
Series 2005-73 Class SA, 11.1231% 8/25/35 (f)	962	965
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	4,961	5,055
Series 2001-31 Class ZC, 6.5% 7/25/31	1,728	1,806
Series 2002-79 Class Z, 5.5% 11/25/22	2,149	2,129
Series 2003-80 Class CG, 6% 4/25/30	656	676
Series 2005-41 Class LA, 5.5% 5/25/35	3,237	3,259
Series 1999-33 Class PK, 6% 7/25/29	2,825	2,874
Series 2001-63 Class PG, 6% 12/25/31	2,068	2,096
Series 2001-74 Class QE, 6% 12/25/31	1,972	2,001
Series 2003-21 Class SK, 5.6281% 3/25/33 (f)(g)	868	120
Series 2003-3 Class HS, 5.1781% 9/25/16 (f)(g)	59	3
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-35:
Class BS, 4.5281% 4/25/17 (f)(g)	$ 630	$ 35
Class TQ, 5.0281% 5/25/18 (f)(g)	795	87
Series 2003-42:
Class HS, 4.6281% 12/25/17 (f)(g)	7,354	585
Class SJ, 4.5781% 11/25/22 (f)(g)	997	97
Series 2003-48 Class HI, 5% 11/25/17 (g)	2,979	339
Series 2004-54 Class SW, 3.5281% 6/25/33 (f)(g)	3,923	230
Series 2006-4 Class IT, 6% 10/25/35 (g)	424	118
Series 2007-36:
Class GO, 4/25/37 (h)	520	387
Class SG, 4.1281% 4/25/37 (f)(g)	6,738	607
Series 2007-57 Class SA, 25.7887% 6/25/37 (f)	5,580	7,275
Series 2007-66:
Class SA, 24.7687% 7/25/37 (f)	3,280	4,172
Class SB, 24.7687% 7/25/37 (f)	1,002	1,270
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	202	197
Class GY, 0% 5/15/37 (f)	231	220
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (e)	5,193	5,265
Series 2104 Class PG, 6% 12/15/28	1,556	1,575
Series 2162 Class PH, 6% 6/15/29	355	360
Series 70 Class C, 9% 9/15/20	112	123
sequential payer Series 2114 Class ZM, 6% 1/15/29	751	767
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,801	1,852
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	500	425
Series 3129 Class MF, 0% 7/15/34 (f)	354	352
Series 3222 Class HF, 0% 9/15/36 (f)	540	544
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,048	2,073
Series 2131 Class BG, 6% 3/15/29	8,260	8,414
Series 2137 Class PG, 6% 3/15/29	2,003	2,026
Series 2154 Class PT, 6% 5/15/29	3,033	3,067
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2435 Class VG, 6% 2/15/13	$ 726	$ 750
Series 2488 Class PR, 6% 8/15/32	1,095	1,109
Series 2585 Class KS, 5.1331% 3/15/23 (f)(g)	502	52
Series 2590 Class YR, 5.5% 9/15/32 (g)	135	41
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,459
Series 2810 Class PD, 6% 6/15/33	2,540	2,567
Series 3077 Class TO, 4/15/35 (h)	4,230	3,084
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,402	2,429
Series 2274 Class ZM, 6.5% 1/15/31	795	825
Series 2281 Class ZB, 6% 3/15/30	981	1,005
Series 2388 Class ZA, 6% 12/15/31	5,172	5,252
Series 2417 Class KZ, 6% 2/15/32	1,064	1,083
Series 2502 Class ZC, 6% 9/15/32	1,646	1,652
Series 2504 Class Z, 6% 9/15/32	1,532	1,551
Series 2564 Class ES, 5.1331% 2/15/22 (f)(g)	851	74
Series 2575 Class ID, 5.5% 8/15/22 (g)	139	23
Series 2750 Class ZT, 5% 2/15/34	2,716	2,311
Series 2817 Class SD, 4.5831% 7/15/30 (f)(g)	1,483	133
Series 3097 Class IA, 5.5% 3/15/33 (g)	3,888	815
Series 1658 Class GZ, 7% 1/15/24	2,273	2,359
Series 2587 Class IM, 6.5% 3/15/33 (g)	1,453	365
Series 2844:
Class SC, 30.7653% 8/15/24 (f)	105	139
Class SD, 54.3806% 8/15/24 (f)	154	295
Series 2957 Class SW, 3.5331% 4/15/35 (f)(g)	6,029	350
Series 3002 Class SN, 4.0331% 7/15/35 (f)(g)	6,057	537
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,924	1,955
Series 2003-11 Class S, 4.0844% 2/16/33 (f)(g)	4,838	328
Series 2004-32 Class GS, 4.0344% 5/16/34 (f)(g)	1,382	105
TOTAL U.S. GOVERNMENT AGENCY		127,513
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $214,823)		209,772
Commercial Mortgage Securities - 2.3%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1836% 2/14/43 (f)	$ 8,300	$ 8,538
Class PS1, 1.4299% 2/14/43 (f)(g)	17,080	690
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 3.2719% 10/25/36 (a)(f)	271	141
Class B2, 3.8219% 10/25/36 (a)(f)	177	87
Class B3, 5.0719% 10/25/36 (a)(f)	316	152
Class M4, 2.9019% 10/25/36 (a)(f)	271	176
Class M5, 2.9519% 10/25/36 (a)(f)	345	212
Class M6, 3.0319% 10/25/36 (a)(f)	669	385
Series 2006-4A:
Class B1, 3.1719% 12/25/36 (a)(f)	105	51
Class B2, 3.7219% 12/25/36 (a)(f)	101	56
Class B3, 4.9219% 12/25/36 (a)(f)	185	96
Series 2007-1:
Class B1, 3.1419% 3/25/37 (a)(f)	155	71
Class B2, 3.6219% 3/25/37 (a)(f)	113	51
Class B3, 5.8219% 3/25/37 (a)(f)	322	145
Class M1, 2.7419% 3/25/37 (a)(f)	130	95
Class M2, 2.7619% 3/25/37 (a)(f)	100	70
Class M3, 2.7919% 3/27/37 (a)(f)	88	58
Class M4, 2.8419% 3/25/37 (a)(f)	67	39
Class M5, 2.8919% 3/25/37 (a)(f)	109	59
Class M6, 2.9719% 3/25/37 (a)(f)	155	77
Series 2007-2A:
Class B1, 4.0719% 7/25/37 (a)(f)	119	55
Class B2, 4.7219% 7/25/37 (a)(f)	100	44
Class B3, 5.8219% 7/25/37 (a)(f)	114	49
Class M4, 3.1219% 7/25/37 (a)(f)	146	83
Class M5, 3.2219% 7/25/37 (a)(f)	132	71
Class M6, 3.4719% 7/25/37 (a)(f)	164	83
Series 2007-3:
Class B1, 3.4219% 7/25/37 (a)(f)	106	53
Class B2, 4.0719% 7/25/37 (a)(f)	278	150
Class B3, 6.4719% 7/25/37 (a)(f)	143	70
Class M1, 2.7819% 7/25/37 (a)(f)	94	57
Class M2, 2.8119% 7/25/37 (a)(f)	98	57
Class M3, 2.8419% 7/25/37 (a)(f)	159	88
Class M4, 2.9719% 7/25/37 (a)(f)	254	150
Class M5, 3.0719% 7/25/37 (a)(f)	127	68
Class M6, 3.2719% 7/25/37 (a)(f)	98	51
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 5.0219% 9/25/37 (a)(f)	$ 141	$ 63
Class B2, 5.9219% 9/25/37 (a)(f)	522	229
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0004% 5/15/35 (a)(f)(g)	27,818	1,167
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,143
Class F, 7.734% 1/15/32	600	618
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A1, 5.269% 1/15/49	627	618
Series 2007-C3 Class A1, 5.664% 6/15/39 (f)	712	706
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 3.9669% 7/15/19 (a)(f)	366	274
Class SHDC, 3.4669% 7/15/19 (a)(f)	175	138
Series 2006-TFL2 Class SHDD, 3.8169% 7/15/19 (a)(f)	98	76
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	772	763
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.7813% 3/1/20 (a)(f)	780	718
Class D, 2.8313% 3/1/20 (a)(f)	235	216
Class E, 2.9013% 3/1/20 (a)(f)	390	359
Class F, 2.9413% 3/1/20 (a)(f)	195	179
Class G, 2.9813% 3/1/20 (a)(f)	95	87
Class H, 3.1113% 3/1/20 (a)(f)	160	146
Class J, 3.3113% 3/1/20 (a)(f)	230	209
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,126	1,100
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDP10 Class A1, 5.122% 1/15/49	707	694
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	435	432
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	636	629
Series 2007-C2 Class A1, 5.226% 2/15/40	550	542
Series 2004-C2 Class XCP, 1.0469% 3/1/36 (a)(f)(g)	90,305	1,535
Series 2007-C1 Class XCP, 0.4578% 2/15/40 (f)(g)	14,955	282
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A1, 4.275% 12/12/11	$ 561	$ 544
Series 2007-6 Class A1, 5.175% 3/12/51	632	623
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,945)		26,468
Cash Equivalents - 9.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (Cost $106,240)	$ 106,265	106,240
TOTAL INVESTMENT PORTFOLIO - 140.5% (Cost $1,679,665)		1,662,429
NET OTHER ASSETS - (40.5)%		(479,119)
NET ASSETS - 100%		$ 1,183,310
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
25 Eurodollar 90 Day Index Contracts	Sept. 2008	$ 24,824	$ (96)
Treasury Contracts
64 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2009	13,586	(8)
TOTAL SOLD			$ (104)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 457	$ (387)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	1,000	(890)
Receive monthly notional amount multiplied by 2.80% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	485	(418)
TOTAL CREDIT DEFAULT SWAPS		1,942	(1,695)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.33% with Credit Suisse First Boston	August 2010	25,000	(8)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.82% with JPMorgan Chase, Inc.	Jan. 2010	20,000	(218)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.17% with Morgan Stanley, Inc.	Dec. 2010	50,000	(946)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.58% with Lehman Brothers, Inc.	August 2018	4,500	(33)
Receive semi-annually a fixed rate equal to 4.758% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2038	3,000	12
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.933% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	June 2018	$ 6,000	$ 239
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	9,000	642
TOTAL INTEREST RATE SWAPS		117,500	(312)
		$ 119,442	$ (2,007)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,379,000 or 3.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $231,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,616,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$106,240,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 3,079
Banc of America Securities LLC	8,323
Bank of America, NA	30,788
Barclays Capital, Inc.	55,419
Greenwich Capital Markets, Inc.	3,079
ING Financial Markets LLC	4,013
RBC Capital Markets Corp.	1,539
$ 106,240
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 7,437
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 323,937	$ 39,992	$ 331,836	$ -	0.0%
Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $34,825,000 of which $2,470,000, $14,312,000, $3,550,000 and $14,493,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $107,093,000 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $106,240) - See accompanying schedule: Unaffiliated issuers (cost $1,679,665)		$ 1,662,429
Commitment to sell securities on a delayed delivery basis	$ (184,495)
Receivable for securities sold on a delayed delivery basis	182,939	(1,556)
Receivable for investments sold, regular delivery		1,743
Cash		1
Receivable for swap agreements		4
Receivable for fund shares sold		837
Interest receivable		6,211
Unrealized appreciation on swap agreements		893
Total assets		1,670,562

Liabilities
Payable for investments purchased Regular delivery	$ 27,967
Delayed delivery	454,568
Payable for fund shares redeemed	954
Distributions payable	343
Unrealized depreciation on swap agreements	2,900
Accrued management fee	310
Distribution fees payable	53
Payable for daily variation on futures contracts	6
Other affiliated payables	151
Total liabilities		487,252

Net Assets		$ 1,183,310
Net Assets consist of:
Paid in capital		$ 1,350,660
Distributions in excess of net investment income		(5,466)
Accumulated undistributed net realized gain (loss) on investments		(140,981)
Net unrealized appreciation (depreciation) on investments		(20,903)
Net Assets		$ 1,183,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,215 ÷ 3,886.4 shares)	$ 10.09

Maximum offering price per share (100/96.00 of $10.09)	$ 10.51
Class T: Net Asset Value and redemption price per share ($40,789 ÷ 4,035.7 shares)	$ 10.11

Maximum offering price per share (100/96.00 of $10.11)	$ 10.53
Class B: Net Asset Value and offering price per share ($31,872 ÷ 3,159.0 shares)A	$ 10.09

Class C: Net Asset Value and offering price per share ($15,104 ÷ 1,498.7 shares)A	$ 10.08

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,049,027 ÷ 103,750.8 shares)	$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,303 ÷ 724.4 shares)	$ 10.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2008

Investment Income
Interest		$ 65,694
Income from Fidelity Central Funds		7,437
Total income		73,131

Expenses
Management fee	$ 4,298
Transfer agent fees	1,598
Distribution fees	793
Fund wide operations fee	469
Independent trustees' compensation	6
Miscellaneous	2
Total expenses before reductions	7,166
Expense reductions	(14)	7,152
Net investment income		65,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,542)
Fidelity Central Funds	(48,801)
Futures contracts	(224)
Swap agreements	(50,231)
Total net realized gain (loss)		(102,798)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,554
Futures contracts	(104)
Swap agreements	29,934
Delayed delivery commitments	(1,407)
Total change in net unrealized appreciation (depreciation)		41,977
Net gain (loss)		(60,821)
Net increase (decrease) in net assets resulting from operations		$ 5,158

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,979	$ 91,147
Net realized gain (loss)	(102,798)	(21,173)
Change in net unrealized appreciation (depreciation)	41,977	(45,249)
Net increase (decrease) in net assets resulting from operations	5,158	24,725
Distributions to shareholders from net investment income	(68,876)	(90,807)
Share transactions - net increase (decrease)	(404,510)	(156,420)
Total increase (decrease) in net assets	(468,228)	(222,502)

Net Assets
Beginning of period	1,651,538	1,874,040
End of period (including distributions in excess of net investment income of $5,466 and distributions in excess of net investment income of $3,794, respectively)	$ 1,183,310	$ 1,651,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.467	.521	.404	.408	.365	.282
Net realized and unrealized gain (loss)	(.461)	(.401)	(.021)	(.267)	.181	.112
Total from investment operations	.006	.120	.383	.141	.546	.394
Distributions from net investment income	(.486)	(.520)	(.403)	(.421)	(.366)	(.274)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.486)	(.520)	(.403)	(.481)	(.516)	(.354)
Net asset value, end of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Total Return B, C, D	.06%	1.04%	3.56%	1.26%	4.97%	3.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of fee waivers, if any	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of all reductions	.85%	.78%	.74% A	.82%	.86%	.81%
Net investment income	4.52%	4.77%	4.44% A	3.65%	3.24%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 54	$ 54	$ 50	$ 55	$ 69
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income E	.470	.519	.399	.400	.353	.270
Net realized and unrealized gain (loss)	(.462)	(.403)	(.012)	(.268)	.181	.101
Total from investment operations	.008	.116	.387	.132	.534	.371
Distributions from net investment income	(.488)	(.516)	(.397)	(.412)	(.354)	(.261)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.488)	(.516)	(.397)	(.472)	(.504)	(.341)
Net asset value, end of period	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Total Return B, C, D	.07%	1.01%	3.59%	1.18%	4.86%	3.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of fee waivers, if any	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of all reductions	.83%	.82%	.81% A	.89%	.96%	.93%
Net investment income	4.53%	4.73%	4.37% A	3.57%	3.14%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 68	$ 89	$ 126	$ 131	$ 155
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.400	.443	.336	.323	.278	.197
Net realized and unrealized gain (loss)	(.461)	(.401)	(.022)	(.257)	.172	.112
Total from investment operations	(.061)	.042	.314	.066	.450	.309
Distributions from net investment income	(.419)	(.442)	(.334)	(.336)	(.280)	(.189)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.419)	(.442)	(.334)	(.396)	(.430)	(.269)
Net asset value, end of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Total Return B, C, D	(.58)%	.32%	2.91%	.58%	4.08%	2.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of all reductions	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Net investment income	3.86%	4.05%	3.68% A	2.89%	2.48%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 50	$ 74	$ 101	$ 134	$ 182
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income E	.389	.434	.328	.316	.273	.189
Net realized and unrealized gain (loss)	(.459)	(.401)	(.021)	(.257)	.172	.112
Total from investment operations	(.070)	.033	.307	.059	.445	.301
Distributions from net investment income	(.410)	(.433)	(.327)	(.329)	(.275)	(.181)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.410)	(.433)	(.327)	(.389)	(.425)	(.261)
Net asset value, end of period	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Total Return B, C, D	(.68)%	.25%	2.85%	.52%	4.04%	2.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of fee waivers, if any	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of all reductions	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Net investment income	3.77%	3.97%	3.61% A	2.82%	2.42%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 23	$ 31	$ 41	$ 58	$ 99
Portfolio turnover rate G	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,

2008

2007

2006 H

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income D	.509	.559	.432	.438	.390	.306
Net realized and unrealized gain (loss)	(.462)	(.403)	(.023)	(.257)	.183	.102
Total from investment operations	.047	.156	.409	.181	.573	.408
Distributions from net investment income	(.527)	(.556)	(.429)	(.451)	(.393)	(.298)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.527)	(.556)	(.429)	(.511)	(.543)	(.378)
Net asset value, end of period	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Total Return B, C	.46%	1.38%	3.80%	1.61%	5.21%	3.68%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of all reductions	.45%	.45%	.45% A	.55%	.62%	.60%
Net investment income	4.91%	5.10%	4.73% A	3.91%	3.48%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525	$ 1,302
Portfolio turnover rate F	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006 H

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income D	.499	.548	.424	.432	.387	.302
Net realized and unrealized gain (loss)	(.461)	(.411)	(.011)	(.266)	.182	.112
Total from investment operations	.038	.137	.413	.166	.569	.414
Distributions from net investment income	(.518)	(.547)	(.423)	(.446)	(.389)	(.294)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.518)	(.547)	(.423)	(.506)	(.539)	(.374)
Net asset value, end of period	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Total Return B, C	.37%	1.20%	3.85%	1.48%	5.19%	3.75%
Ratios to Average Net Assets E, G
Expenses before reductions	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of fee waivers, if any	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of all reductions	.54%	.53%	.52% A	.60%	.66%	.63%
Net investment income	4.83%	5.02%	4.66% A	3.87%	3.45%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 14	$ 16	$ 13	$ 16
Portfolio turnover rate F	397%	409%	232% A	183%	204%	356%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc.(FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 15,553
Unrealized depreciation	(40,410)
Net unrealized appreciation (depreciation)	(24,857)
Capital loss carryforward	(34,825)

Cost for federal income tax purposes	$ 1,687,286

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 68,876	$ 90,807

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction, the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $126,699 and $606,298, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 116	$ 4
Class T	0%	.25%	131	-
Class B	.65%	.25%	363	262
Class C	.75%	.25%	183	6
			$ 793	$ 272

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	2
Class B*	93
Class C*	1
$ 98

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Fidelity Mortgage Securities Fund shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 116.25
Class T	123.23
Class B	101.25
Class C	45.25
Fidelity Mortgage Securities Fund	1,197.10
Institutional Class	16.19
	$ 1,598

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $12. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	1
$ 2

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 2,205	$ 2,529
Class T	2,500	3,848
Class B	1,654	2,591
Class C	733	1,107
Fidelity Mortgage Securities Fund	61,360	80,170
Institutional Class	424	562
Total	$ 68,876	$ 90,807

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended August 31,		Years ended August 31,
	2008	2007	2008	2007
Class A
Shares sold	1,233	2,038	$ 12,720	$ 22,212
Reinvestment of distributions	189	200	1,952	2,187
Shares redeemed	(2,645)	(2,019)	(27,288)	(22,037)
Net increase (decrease)	(1,223)	219	$ (12,616)	$ 2,362
Class T
Shares sold	652	1,314	$ 6,745	$ 14,395
Reinvestment of distributions	227	332	2,348	3,636
Shares redeemed	(3,306)	(3,268)	(34,313)	(35,637)
Net increase (decrease)	(2,427)	(1,622)	$ (25,220)	$ (17,606)
Class B
Shares sold	74	144	$ 761	$ 1,578
Reinvestment of distributions	133	193	1,376	2,115
Shares redeemed	(1,820)	(2,350)	(18,803)	(25,607)
Net increase (decrease)	(1,613)	(2,013)	$ (16,666)	$ (21,914)
Class C
Shares sold	130	245	$ 1,330	$ 2,682
Reinvestment of distributions	57	80	589	873
Shares redeemed	(838)	(1,047)	(8,656)	(11,404)
Net increase (decrease)	(651)	(722)	$ (6,737)	$ (7,849)
Fidelity Mortgage Securities Fund
Shares sold	12,801	26,597	$ 131,962	$ 291,948
Reinvestment of distributions	5,511	6,813	57,031	74,535
Shares redeemed	(51,088)	(43,460)	(529,926)	(474,256)
Net increase (decrease)	(32,776)	(10,050)	$ (340,933)	$ (107,773)
Institutional Class
Shares sold	224	356	$ 2,294	$ 3,903
Reinvestment of distributions	32	38	335	418
Shares redeemed	(482)	(726)	(4,967)	(7,961)
Net increase (decrease)	(226)	(332)	$ (2,338)	$ (3,640)

12. Credit Risk.

The fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

12. Credit Risk - continued

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001- 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006- present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (46)

Year of Election or Appointment: 2008

Vice President of the fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008- present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008- present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006- 2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980- 2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of the fund. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $40,269,327 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity Mortgage Securities (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Mortgage Securities (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mortgage Securities (retail class) was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Mortgage Securities (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Mortgage Securities (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2007.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MOR-UANN-1008
1.784764.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Short Fixed-Income
Fund - Class A, Class T, Class B and Class C

Annual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	-0.99%	1.85%	3.66%
Class T (incl. 1.50% sales charge)	-1.08%	1.86%	3.67%
Class B (incl. contingent deferred sales charge)A	-3.25%	1.54%	3.13%
Class C (incl. contingent deferred sales charge) B	-1.25%	1.35%	2.96%

A Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 9, 2002. Returns prior to October 9, 2002 are those of Class C, and reflect a 1.00% 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to October 9, 2002 would have been higher. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares bear a 1.00% 12b-1 fee. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Short Fixed-Income Fund - Class A on August 31, 1998, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 1-3 Year U.S. Government/Credit Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class A. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Advisor Short Fixed-Income Fund, and Robin Foley, who became Co-Manager on June 30, 2008

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. Bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - fell 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 0.51%, 0.43%, -0.36% and -0.29%, respectively (excluding sales charges), and the Lehman Brothers 1-3 Year U.S. Government/Credit Index rose 5.85%. The biggest detractor from the fund's relative performance was sector selection, led by substantial underweightings in U.S. Treasury and agency securities - the market's best-performing segments. Additionally, the fund invested - both directly and through Fidelity Ultra-Short Central Fund - in sectors that were hurt the worst. Specifically, the bulk of the fund's underperformance stemmed from its out-of-benchmark exposure to asset-backed securities (ABS) and, to a lesser extent, commercial mortgage-backed securities (CMBS). Although most of these holdings were highly rated (AAA or AA), their market values dropped significantly. ABS backed by subprime mortgages fared the worst, hurt by concerns about the housing market and investors' lack of appetite for riskier assets. Other ABS, including those backed by auto loan payments, also fared poorly. Despite unfavorable security selection overall among corporate bonds, there were some bright spots, with an underweighting in poor-performing financials helping the most. To reduce the fund's overall volatility and position it based on our view of future market risk, we pared our stake in subprime mortgage securities and other securitized bonds by cutting our positions in Ultra-Short Central Fund and some direct holdings. We also increased our holdings in historically less-volatile Treasury and agency securities.

During the past year, the fund's Institutional Class shares returned 0.65%, and the Lehman Brothers 1-3 Year U.S. Government/Credit Index rose 5.85%. The biggest detractor from the fund's relative performance was sector selection, led by substantial underweightings in U.S. Treasury and agency securities - the market's best-performing segments. Additionally, the fund invested - both directly and through Fidelity Ultra-Short Central Fund - in sectors that were hurt the worst. Specifically, the bulk of the fund's underperformance stemmed from its out-of-benchmark exposure to asset-backed securities (ABS) and, to a lesser extent, commercial mortgage-backed securities (CMBS). Although most of these holdings were highly rated (AAA or AA), their market values dropped significantly. ABS backed by subprime mortgages fared the worst, hurt by concerns about the housing market and investors' lack of appetite for riskier assets. Other ABS, including those backed by auto loan payments, also fared poorly. Despite unfavorable security selection overall among corporate bonds, there were some bright spots, with an underweighting in poor-performing financials helping the most. To reduce the fund's overall volatility and position it based on our view of future market risk, we pared our stake in subprime mortgage securities and other securitized bonds by cutting our positions in Ultra-Short Central Fund and some direct holdings. We also increased our holdings in historically less-volatile Treasury and agency securities.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 984.70	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 4.01
Class T
Actual	$ 1,000.00	$ 984.80	$ 3.79
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.86
Class B
Actual	$ 1,000.00	$ 981.00	$ 7.67
HypotheticalA	$ 1,000.00	$ 1,017.39	$ 7.81
Class C
Actual	$ 1,000.00	$ 980.70	$ 7.92
HypotheticalA	$ 1,000.00	$ 1,017.14	$ 8.06
Institutional Class
Actual	$ 1,000.00	$ 985.90	$ 2.70
HypotheticalA	$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.79%
Class T	.76%
Class B	1.54%
Class C	1.59%
Institutional Class	.54%

Annual Report

Investment Changes (Unaudited)

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2008*	As of February 29, 2008**
U.S. Government and U.S. Government Agency Obligations 53.4%	U.S. Government and U.S. Government Agency Obligations 42.3%
AAA 12.6%	AAA 21.4%
AA 4.9%	AA 5.1%
A 7.8%	A 9.1%
BBB 13.4%	BBB 15.6%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 0.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	1.8	2.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	1.6	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008*		As of February 29, 2008**
	Corporate Bonds 16.5%		Corporate Bonds 18.3%
	U.S. Government and U.S. Government Agency Obligations 53.4%		U.S. Government and U.S. Government Agency Obligations 42.3%
	Asset-Backed Securities 13.1%		Asset-Backed Securities 18.5%
	CMOs and Other Mortgage Related Securities 10.2%		CMOs and Other Mortgage Related Securities 15.5%
	Municipal Bonds 0.0%		Municipal Bonds 0.5%
	Other Investments 0.0%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 6.8%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	6.4%	** Foreign investments	7.7%
* Futures and Swaps	16.1%	** Futures and Swaps	21.3%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp. 5.75% 8/10/09	$ 4,820,000	$ 4,857,736
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,567,541
Media - 0.8%
AOL Time Warner, Inc. 6.75% 4/15/11	1,000,000	1,023,333
COX Communications, Inc. 3.875% 10/1/08	3,655,000	3,653,878
Liberty Media Corp. 7.75% 7/15/09	2,350,000	2,376,642
Univision Communications, Inc. 3.875% 10/15/08	2,600,000	2,564,250
Viacom, Inc. 5.75% 4/30/11	860,000	853,222
		10,471,325
TOTAL CONSUMER DISCRETIONARY		19,896,602
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Co. 6.428% 12/1/08 (c)	2,885,000	2,900,868
Kraft Foods, Inc. 5.625% 8/11/10	2,810,000	2,886,901
		5,787,769
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,865,000	1,866,421
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	2,395,235	2,408,505
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,041,143
7.5% 10/1/09	3,375,000	3,457,478
Enterprise Products Operating LP 4.625% 10/15/09	3,070,000	3,051,334
Kinder Morgan Energy Partners LP 6.3% 2/1/09	1,640,000	1,652,382
Pemex Project Funding Master Trust 9.125% 10/13/10	2,250,000	2,463,750
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	673,333	667,011
4.633% 6/15/10 (c)	404,444	400,679
		18,008,703
FINANCIALS - 6.3%
Capital Markets - 1.7%
American Capital Strategies Ltd. 6.85% 8/1/12	2,700,000	2,478,989
Bear Stearns Companies, Inc.:
3.25% 3/25/09	1,565,000	1,560,278
5.85% 7/19/10	4,015,000	4,095,545
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Credit Suisse USA, Inc. 2.5425% 6/5/09 (f)	$ 2,875,000	$ 2,859,564
Goldman Sachs Group, Inc.:
5.45% 11/1/12	315,000	313,678
6.875% 1/15/11	415,000	430,636
Janus Capital Group, Inc. 5.875% 9/15/11	955,000	930,184
Lehman Brothers Holdings E-Capital Trust I 3.5888% 8/19/65 (f)	1,275,000	790,825
Lehman Brothers Holdings, Inc.:
4.25% 1/27/10	2,210,000	2,126,462
5.625% 1/24/13	740,000	691,008
Morgan Stanley:
4% 1/15/10	1,020,000	1,010,083
5.05% 1/21/11	3,600,000	3,565,872
6.75% 4/15/11	2,495,000	2,541,083
		23,394,207
Commercial Banks - 1.2%
Bank of America NA 3.4038% 5/12/10 (f)	2,350,000	2,336,495
Bank One Corp. 7.875% 8/1/10	885,000	930,924
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,078,901
HSBC Holdings PLC 7.5% 7/15/09	1,215,000	1,243,574
Korea Development Bank 3.875% 3/2/09	1,600,000	1,594,232
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,332,878
US Bancorp 4.5% 7/29/10	1,120,000	1,140,233
Wells Fargo & Co. 3.98% 10/29/10	5,710,000	5,707,853
		16,365,090
Consumer Finance - 0.7%
Household Finance Corp.:
4.125% 11/16/09	2,280,000	2,273,352
4.75% 5/15/09	1,563,000	1,573,574
MBNA Capital I 8.278% 12/1/26	1,200,000	1,175,483
Nelnet, Inc.:
5.125% 6/1/10	550,000	508,118
7.4% 9/29/36 (f)	2,860,000	1,909,642
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	2,090,000	2,097,499
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	702,985	729,909
		10,267,577
Diversified Financial Services - 1.1%
Bank of America Corp.:
7.4% 1/15/11	275,000	287,939
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
7.8% 2/15/10	$ 585,000	$ 609,654
Deutsche Bank AG London 5% 10/12/10	4,430,000	4,492,955
Iberbond 2004 PLC 4.826% 12/24/17 (i)	2,354,412	2,024,794
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (f)	270,000	257,526
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(f)	1,755,000	1,140,750
International Lease Finance Corp.:
5.625% 9/15/10	2,200,000	2,085,305
5.75% 6/15/11	1,565,000	1,430,717
JPMorgan Chase & Co. 4.891% 9/1/15 (f)	2,440,000	2,443,745
		14,773,385
Insurance - 0.3%
Genworth Financial, Inc. 5.231% 5/16/09	1,920,000	1,917,237
Metropolitan Life Global Funding I 3.5513% 6/25/10 (c)(f)	2,105,000	2,103,135
		4,020,372
Real Estate Investment Trusts - 1.2%
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,095,000	3,016,226
5.625% 12/15/10	2,910,000	2,822,985
Camden Property Trust 4.375% 1/15/10	1,385,000	1,354,469
Colonial Properties Trust 4.75% 2/1/10	1,365,000	1,334,578
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,848,159
5% 5/3/10	1,310,000	1,279,498
Duke Realty LP:
5.25% 1/15/10	615,000	608,673
5.625% 8/15/11	915,000	895,609
6.95% 3/15/11	719,000	738,589
Mack-Cali Realty LP 7.25% 3/15/09	520,000	524,612
Simon Property Group LP 4.6% 6/15/10	1,130,000	1,119,088
		16,542,486
Thrifts & Mortgage Finance - 0.1%
Independence Community Bank Corp. 4.8625% 6/20/13 (f)	860,000	649,084
TOTAL FINANCIALS		86,012,201
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.75% 2/10/09	$ 2,230,000	$ 2,216,343
4.125% 8/15/09	675,000	673,711
5.125% 11/15/10	1,643,000	1,637,946
		4,528,000
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,600,000	2,645,375
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	3,939,246
Airlines - 0.8%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	153,597	149,373
6.978% 10/1/12	63,371	59,885
7.024% 4/15/11	2,000,000	1,920,000
Continental Airlines, Inc. pass-thru trust certificates:
6.32% 11/1/08	4,015,000	3,974,850
7.056% 3/15/11	749,000	735,893
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,550,413
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	462,371	454,857
6.201% 3/1/10	375,601	369,498
6.602% 9/1/13	908,323	895,833
7.186% 10/1/12	896,800	884,469
		10,995,071
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	1,265,000	1,255,185
5.625% 1/15/12	3,030,000	2,988,219
		4,243,404
Industrial Conglomerates - 0.3%
Covidien International Finance SA 5.15% 10/15/10	2,900,000	2,942,604
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (c)	980,000	995,015
		3,937,619
TOTAL INDUSTRIALS		25,760,715
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	$ 855,000	$ 810,113
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,461,261
TOTAL MATERIALS		2,271,374
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,788,584
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,786,340
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	4,019,056
Telecom Italia Capital SA 4% 1/15/10	3,450,000	3,399,899
Telefonica Emisiones SAU 5.984% 6/20/11	4,000,000	4,062,360
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,267,857
4.75% 1/27/10	2,455,000	2,468,039
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,640,578
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,520,930
		25,953,643
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 4.125% 3/1/09	3,925,000	3,925,977
Vodafone Group PLC:
5.5% 6/15/11	4,000,000	4,069,468
7.75% 2/15/10	950,000	993,953
		8,989,398
TOTAL TELECOMMUNICATION SERVICES		34,943,041
UTILITIES - 1.9%
Electric Utilities - 1.0%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,002,832
Entergy Corp. 7.75% 12/15/09 (c)	2,500,000	2,593,043
Exelon Corp. 4.45% 6/15/10	3,750,000	3,739,493
Pepco Holdings, Inc. 4% 5/15/10	1,125,000	1,110,218
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,283,300
Southern Co. 3.5113% 8/20/10 (f)	2,505,000	2,502,570
		13,231,456
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.125% 9/1/09	$ 3,035,000	$ 3,065,805
PSEG Power LLC 3.75% 4/1/09	1,415,000	1,416,071
		4,481,876
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
3.8638% 6/17/10 (f)	1,505,000	1,505,769
6.3% 9/30/66 (f)	1,680,000	1,526,132
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,663,288
KeySpan Corp. 7.625% 11/15/10	790,000	837,421
NiSource Finance Corp. 7.875% 11/15/10	780,000	810,528
NSTAR 8% 2/15/10	715,000	755,714
Sempra Energy 4.75% 5/15/09	1,055,000	1,060,241
		8,159,093
TOTAL UTILITIES		25,872,425
TOTAL NONCONVERTIBLE BONDS (Cost $225,820,940)		223,080,830
U.S. Government and Government Agency Obligations - 42.4%

U.S. Government Agency Obligations - 12.4%
Fannie Mae:
3% 7/12/10	33,000,000	32,920,206
4.75% 3/12/10 (b)	46,673,000	47,836,511
Freddie Mac:
3.875% 6/29/11	36,539,000	36,926,240
4.875% 2/9/10 (b)	50,860,000	52,147,063
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		169,830,020
U.S. Treasury Obligations - 30.0%
U.S. Treasury Notes:
2.125% 1/31/10	31,000,000	30,973,371
2.375% 8/31/10	54,390,000	54,398,485
2.625% 5/31/10	126,540,000	127,311,120
2.75% 7/31/10 (b)(d)	26,355,000	26,560,145
4.625% 8/31/11	5,709,000	6,038,158
4.75% 3/31/11 (b)(j)	27,918,000	29,470,939
4.875% 8/15/09	12,858,000	13,180,453
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 4/30/11 (b)	$ 61,705,000	$ 65,460,305
4.875% 5/31/11 (b)(e)	50,290,000	53,382,030
4.875% 7/31/11	5,824,000	6,201,197
TOTAL U.S. TREASURY OBLIGATIONS		412,976,203
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $579,236,843)		582,806,223
U.S. Government Agency - Mortgage Securities - 8.3%

Fannie Mae - 6.7%
3.71% 6/1/33 (f)	385,194	384,585
3.711% 10/1/33 (f)	114,193	115,081
3.74% 10/1/33 (f)	100,006	100,621
3.75% 1/1/34 (f)	94,058	95,191
3.811% 10/1/33 (f)	1,265,448	1,271,973
3.986% 10/1/18 (f)	62,565	63,293
3.993% 6/1/33 (f)	74,379	74,261
4.1% 8/1/33 (f)	151,796	151,977
4.106% 6/1/35 (f)	284,709	283,809
4.171% 1/1/35 (f)	245,812	247,189
4.25% 1/1/34 (f)	130,636	132,248
4.25% 2/1/34 (f)	117,064	118,492
4.25% 2/1/35 (f)	119,998	120,899
4.261% 8/1/34 (f)	2,612,024	2,619,199
4.268% 7/1/35 (f)	224,344	224,474
4.275% 11/1/34 (f)	785,860	786,537
4.28% 1/1/34 (f)	105,064	106,155
4.29% 2/1/35 (f)	809,776	815,060
4.295% 1/1/35 (f)	115,421	115,700
4.298% 1/1/34 (f)	717,068	726,507
4.302% 5/1/33 (f)	30,759	30,820
4.307% 3/1/33 (f)	60,739	61,187
4.328% 1/1/35 (f)	137,158	138,286
4.331% 7/1/35 (f)	364,729	365,161
4.366% 2/1/34 (f)	224,023	226,658
4.367% 8/1/35 (f)	200,417	201,083
4.378% 5/1/35 (f)	317,533	319,225
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.379% 2/1/35 (f)	$ 982,453	$ 990,180
4.381% 7/1/33 (f)	682,077	681,509
4.39% 2/1/35 (f)	215,998	217,963
4.39% 6/1/35 (f)	421,435	424,231
4.413% 10/1/34 (f)	582,862	588,133
4.426% 5/1/35 (f)	70,799	71,239
4.429% 3/1/35 (f)	182,378	183,790
4.443% 6/1/35 (f)	696,144	697,997
4.557% 5/1/35 (f)	2,099,299	2,120,311
4.564% 6/1/33 (f)	247,804	248,106
4.566% 9/1/35 (d)(f)	890,013	891,693
4.58% 7/1/35 (f)	1,993,955	1,998,790
4.581% 2/1/35 (f)	450,549	435,792
4.605% 10/1/35 (f)	42,030	42,516
4.628% 8/1/35 (f)	670,325	678,318
4.679% 8/1/35 (d)(f)	711,526	713,555
4.691% 10/1/34 (f)	619,703	624,585
4.692% 11/1/35 (d)(f)	782,918	785,559
4.731% 10/1/35 (f)	258,165	260,279
4.741% 7/1/35 (f)	614,755	621,853
4.749% 3/1/35 (f)	413,691	418,107
4.755% 10/1/35 (f)	627,964	630,829
4.761% 7/1/35 (f)	6,806,634	6,844,172
4.762% 1/1/35 (f)	546,870	552,077
4.764% 3/1/35 (f)	528,955	533,925
4.773% 1/1/35 (f)	797,296	804,718
4.776% 4/1/35 (f)	41,441	41,765
4.777% 12/1/34 (f)	109,648	110,604
4.783% 8/1/35 (f)	341,795	343,728
4.787% 1/1/34 (f)	70,723	71,257
4.813% 11/1/34 (f)	323,417	326,666
4.831% 1/1/35 (f)	2,211,897	2,232,675
4.84% 2/1/35 (f)	408,223	409,487
4.852% 1/1/35 (f)	710,974	718,063
4.894% 10/1/34 (f)	635,692	639,178
4.904% 7/1/35 (f)	1,419,208	1,428,309
4.905% 2/1/35 (f)	1,105,971	1,117,600
4.912% 2/1/35 (f)	29,727	29,943
4.919% 7/1/34 (f)	453,962	460,478
4.939% 8/1/34 (f)	1,005,259	1,016,183
4.947% 4/1/35 (f)	4,746,772	4,804,892
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.986% 4/1/33 (f)	$ 15,871	$ 15,952
5% 3/1/18 to 6/1/18	2,164,885	2,177,645
5.002% 9/1/34 (f)	1,484,889	1,501,438
5.029% 10/1/35 (f)	428,675	437,568
5.054% 7/1/35 (f)	1,665,100	1,679,458
5.093% 9/1/34 (f)	120,304	121,710
5.107% 1/1/36 (f)	774,773	786,605
5.13% 5/1/35 (f)	427,824	433,557
5.152% 9/1/35 (f)	2,240,093	2,263,133
5.154% 9/1/35 (f)	3,835,182	3,875,271
5.185% 3/1/35 (f)	60,898	61,696
5.189% 5/1/35 (f)	77,832	78,671
5.224% 5/1/36 (f)	644,290	654,753
5.281% 3/1/35 (f)	66,530	67,064
5.29% 2/1/36 (f)	1,299,806	1,318,270
5.293% 2/1/36 (f)	466,823	473,278
5.347% 2/1/36 (f)	136,463	137,995
5.391% 11/1/35 (f)	590,779	599,030
5.5% 7/1/13 to 6/1/19	8,140,650	8,291,254
5.528% 11/1/36 (f)	769,578	782,863
5.553% 5/1/36 (f)	1,749,351	1,783,018
5.756% 1/1/36 (f)	815,326	830,605
5.802% 3/1/36 (f)	394,277	402,220
5.927% 4/1/36 (f)	740,527	756,892
5.945% 2/1/35 (f)	27,874	28,217
6.05% 4/1/36 (f)	251,103	256,903
6.052% 1/1/35 (f)	92,088	92,982
6.06% 9/1/36 (f)	595,628	610,751
6.155% 4/1/36 (f)	519,468	531,979
6.214% 2/1/35 (f)	64,527	64,816
6.5% 6/1/11 to 3/1/35	5,983,951	6,216,187
6.549% 9/1/36 (f)	1,545,906	1,592,224
6.671% 9/1/36 (f)	5,481,556	5,639,562
7% 12/1/08 to 6/1/32	566,231	596,366
7.5% 5/1/12 to 10/1/14	54,737	57,602
11.5% 11/1/15	22,275	23,462
TOTAL FANNIE MAE		91,947,723
Freddie Mac - 1.5%
4.275% 6/1/35 (f)	190,010	190,226
4.309% 12/1/34 (f)	161,316	162,430
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.367% 2/1/35 (f)	$ 180,773	$ 181,782
4.406% 3/1/35 (f)	191,898	192,986
4.423% 2/1/34 (f)	122,929	122,947
4.429% 4/1/35 (f)	1,036,116	1,034,236
4.454% 3/1/35 (f)	170,795	171,869
4.53% 2/1/35 (f)	318,052	320,468
4.592% 1/1/35 (f)	1,958,711	1,978,377
4.617% 2/1/35 (f)	140,475	141,196
4.744% 4/1/35 (f)	1,193,560	1,196,692
4.754% 4/1/35 (f)	655,321	659,196
4.922% 9/1/35 (f)	734,737	738,558
4.935% 11/1/35 (f)	654,340	660,857
4.971% 4/1/35 (f)	1,220,254	1,222,459
5.035% 1/1/36 (f)	632,409	639,164
5.226% 8/1/36 (f)	482,183	491,105
5.302% 6/1/35 (f)	447,105	453,504
5.371% 6/1/37 (f)	852,698	867,785
5.382% 3/1/35 (f)	109,601	110,209
5.53% 12/1/35 (f)	964,859	969,637
5.574% 5/1/36 (f)	1,670,011	1,696,372
5.58% 2/1/35 (f)	225,691	227,132
5.722% 7/1/37 (f)	591,158	599,772
5.752% 1/1/37 (f)	1,026,773	1,043,919
5.83% 1/1/36 (f)	1,764,997	1,795,350
5.842% 1/1/35 (f)	222,646	222,735
5.843% 1/1/36 (f)	481,165	488,840
6.012% 6/1/35 (f)	293,375	299,677
6.092% 6/1/36 (f)	478,548	488,355
6.366% 8/1/34 (f)	349,183	351,522
6.715% 9/1/36 (f)	1,270,389	1,310,274
8.5% 5/1/26 to 7/1/28	140,193	152,400
12% 11/1/19	9,233	10,332
TOTAL FREDDIE MAC		21,192,363
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.1%
5.25% 7/20/34 (f)	$ 350,275	$ 351,482
7% 1/15/25 to 6/15/32	617,988	652,021
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,003,503
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $113,089,153)		114,143,589
Asset-Backed Securities - 11.0%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	614,153	404,957
Series 2004-4 Class A2D, 2.8219% 1/25/35 (f)	150,189	119,987
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 3.4469% 11/25/33 (f)	405,273	311,310
Series 2006-HE3 Class A2A, 2.5219% 6/25/36 (f)	13,745	13,722
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	2,835,000	2,497,626
American Express Credit Account Master Trust Series 2004-C Class C, 2.9669% 2/15/12 (c)(f)	132,486	129,276
AmeriCredit Automobile Receivables Trust:
Series 2004-CA Class A4, 3.61% 5/6/11	269,171	261,516
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,464,095
Series 2005-CF Class A4, 4.63% 6/6/12	2,595,745	2,523,145
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	3,843,938
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	907,722
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	1,240,000	1,180,145
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 3.1719% 11/25/34 (f)	1,370,000	1,027,127
Series 2004-R11 Class M1, 3.1319% 11/25/34 (f)	2,040,000	1,564,651
Series 2004-R9 Class M2, 3.1219% 10/25/34 (f)	1,515,000	1,017,750
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.8019% 6/25/32 (f)	93,681	79,483
Argent Securities, Inc.:
Series 2003-W7:
Class A2, 2.8619% 3/1/34 (f)	76,477	61,191
Class M1, 3.1619% 3/1/34 (f)	2,500,000	1,767,321
Series 2003-W9 Class M1, 3.1619% 3/25/34 (f)	1,544,402	1,160,285
Series 2004-W5 Class M1, 3.0719% 4/25/34 (f)	830,000	622,345
Arran Funding Ltd. Series 2005-A Class C, 2.7869% 12/15/10 (f)	3,530,000	3,399,390
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 3.5919% 6/25/34 (f)	$ 621,476	$ 433,564
Series 2004-HE6 Class A2, 2.8319% 6/25/34 (f)	569,601	432,363
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.1% 5/28/44 (f)	525,869	454,055
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.145% 2/28/44 (f)	391,914	313,532
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 3.1219% 9/25/34 (f)	906,926	651,550
Series 2007-HE3 Class 1A1, 2.5919% 4/25/37 (f)	718,993	659,339
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,370,000	2,386,259
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 2.8419% 6/15/10 (f)	1,240,000	1,229,732
Series 2006-1 Class B, 5.26% 10/15/10	500,000	495,281
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	908,492
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	665,391
Capital One Auto Finance Trust Series 2005-BSS Class D, 4.8% 9/15/12	1,220,000	1,204,733
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,310,899
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,753,164
Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	982,819
Capital Trust Ltd. Series 2004-1:
Class A2, 2.9206% 7/20/39 (c)(f)	645,000	496,650
Class B, 3.2206% 7/20/39 (c)(f)	340,000	227,800
Class C, 3.5706% 7/20/39 (c)(f)	435,000	226,200
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	5,593,896
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	826,201
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	783,164	788,808
Chase Credit Card Master Trust Series 2003-6 Class B, 2.8169% 2/15/11 (f)	2,150,000	2,148,316
Chase Issuance Trust:
Series 2006-3 Class C, 2.6969% 6/15/11 (f)	2,905,000	2,852,954
Series 2007-15 Class A, 4.96% 9/17/12	6,510,000	6,580,669
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	548,026	550,404
Class B, 5.23% 2/20/13	192,472	193,332
Class D, 5.48% 2/20/13	214,327	214,040
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust: - continued
Series 2006-VT2 Class A3, 5.07% 2/20/10	$ 3,088,764	$ 3,104,425
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,251,919
Series 2007-B6 Class B6, 5.03% 11/8/12	3,410,000	3,281,238
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.8819% 12/25/33 (c)(f)	648,630	522,046
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	765,302
Series 2007-A Class A3, 4.98% 10/15/10	2,195,854	2,208,801
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 2.7219% 7/25/34 (f)	86,799	63,458
Series 2004-3 Class 3A4, 2.7219% 8/25/34 (f)	353,660	276,241
Series 2004-4 Class A, 2.8419% 8/25/34 (f)	53,139	33,769
CPS Auto Receivables Trust:
Series 2006-B Class A3, 5.73% 6/15/16 (c)	553,767	550,251
Series 2007-C Class A3, 5.45% 5/15/12 (c)	934,994	890,290
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	705,092	658,380
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	974,000	909,473
Discover Card Master Trust I Series 2003-4 Class B1, 2.7969% 5/16/11 (f)	1,775,000	1,762,593
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	256,994	254,424
Class E, 6.971% 3/8/10 (c)	865,000	851,602
Drive Auto Receivables Trust:
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	208,431	208,490
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	2,355,000	2,227,051
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 2.7325% 5/28/35 (f)	159,655	117,323
Class AB3, 2.8806% 5/28/35 (f)	62,502	42,747
Fieldstone Mortgage Investment Corp. Series 2006-2 Class M1, 2.7819% 7/25/36 (f)	1,430,000	150,293
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 2.5819% 4/25/36 (f)	523,215	504,248
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	341,243	335,949
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	1,730,114
Series 2006-C Class B, 5.3% 6/15/12	750,000	693,633
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2007-A:
Class B, 5.6% 10/15/12	$ 490,000	$ 451,489
Class C, 5.8% 2/15/13	775,000	625,241
Fosse Master Issuer PLC Series 2007-1A Class C2, 3.335% 10/18/54 (c)(f)	785,000	660,860
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,418,636
Class C, 5.43% 2/16/15	1,845,000	1,224,975
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.1469% 2/25/34 (f)	93,578	63,458
Class M2, 2.9719% 2/25/34 (f)	150,000	114,147
Series 2004-D:
Class M4, 3.4219% 11/25/34 (f)	155,841	116,270
Class M5, 3.4719% 11/25/34 (f)	66,415	40,640
Series 2006-3 Class 2A1, 2.5419% 2/25/37 (f)	33,076	32,022
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,091,700	940,576
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (c)(h)	41,199,802	276,039
Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(h)	87,772,307	339,652
GE Capital Credit Card Master Note Trust Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,111,480
Greenpoint Credit LLC Series 2001-1 Class 1A, 2.8106% 4/20/32 (f)	263,888	261,320
GSAMP Trust Series 2003-HE2 Class M1, 3.1219% 8/25/33 (f)	319,627	274,746
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 2.6119% 10/25/35 (f)	529,305	504,907
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.5519% 5/25/30 (c)(f)	944,478	689,469
Series 2006-3:
Class B, 2.8719% 9/25/46 (c)(f)	700,000	462,000
Class C, 3.0219% 9/25/46 (c)(f)	1,750,000	945,000
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.2319% 6/25/32 (f)	5,664	2,991
Series 2003-3 Class A4, 3.3919% 2/25/33 (f)	493	335
Series 2003-5 Class A2, 3.1719% 12/25/33 (f)	39,981	32,004
Series 2003-7 Class A2, 3.2319% 3/25/34 (f)	4,243	2,829
Series 2003-8 Class M1, 3.5519% 4/25/34 (f)	624,684	408,226
Series 2004-1 Class M2, 3.6719% 6/25/34 (f)	423,056	300,962
Series 2004-3 Class M2, 4.1613% 8/25/34 (f)	436,030	307,712
Series 2006-8 Class 2A1, 2.5219% 3/25/37 (f)	52,071	48,304
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	$ 3,500,000	$ 3,472,529
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9306% 1/20/35 (f)	198,522	161,266
Class M2, 2.9606% 1/20/35 (f)	148,892	119,393
Series 2005-3 Class A1, 2.7181% 1/20/35 (f)	1,274,157	1,029,678
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	608,196	609,079
Class C, 4.22% 2/15/12	46,152	45,908
Series 2006-B Class C, 5.25% 5/15/13	620,000	599,824
Series 2007-A Class A3A, 5.04% 1/17/12	2,090,000	2,113,257
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	248,305	239,576
Class C, 5.61% 12/15/14 (c)	917,295	909,967
Lancer Funding Ltd. Series 2006-1A Class A3, 4.4913% 4/6/46 (c)(f)	343,977	3,440
Long Beach Mortgage Loan Trust Series 2005-WL1 Class M2, 3.0219% 6/25/35 (f)	1,090,000	915,522
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	629,182	580,183
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	151,108	137,646
Class C, 6.125% 4/20/28 (c)	151,108	132,401
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (c)(f)	1,620,000	1,556,172
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 Class M1, 3.1219% 7/25/34 (f)	972,768	843,197
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 2.8119% 8/25/34 (f)	131,511	86,036
Series 2006-HE6 Class A2A, 2.5119% 9/25/36 (f)	985,674	950,713
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 3.4519% 2/25/33 (f)	79,980	61,921
Series 2002-HE2 Class M1, 3.9719% 8/25/32 (f)	573,040	416,093
Series 2002-NC1 Class M1, 3.6719% 2/25/32 (c)(f)	479,825	360,165
Series 2003-NC1 Class M1, 4.0363% 11/25/32 (f)	411,756	305,697
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5719% 4/25/37 (f)	90,571	83,650
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.5219% 11/25/36 (f)	145,575	142,413
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(f)(h)	1,725,000	212,997
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (h)	$ 1,410,000	$ 153,280
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	1,885,000	457,867
Series 2005-2 Class AIO, 7.73% 3/25/12 (h)	1,265,000	138,935
Series 2005-3W Class AIO1, 4.8% 7/25/12 (h)	4,090,000	350,104
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	900,000	72,211
Series 2006-2 Class AIO, 6% 8/25/11 (h)	700,000	115,529
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	5,140,000	993,511
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	880,000	166,531
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,159,078
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (f)	91,619	90,612
Newcastle CDO VIII Series 2006-8A Class 4, 3.0719% 11/1/52 (c)(f)	1,000,000	400,000
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	502,370	502,980
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	235,689	225,326
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,697,937
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.1519% 9/25/34 (f)	380,000	299,959
Class M3, 3.7219% 9/25/34 (f)	730,000	423,639
Class M4, 3.9219% 9/25/34 (f)	1,000,000	235,194
Series 2004-WHQ2 Class A3E, 2.8919% 2/25/35 (f)	176,824	132,065
Series 2004-WWF1 Class M4, 3.5719% 1/25/35 (f)	1,905,000	528,456
Series 2005-WHQ2 Class M7, 3.7219% 5/25/35 (f)	362,000	20,815
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (c)	510,813	509,697
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	1,420,000	1,270,020
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	210,743	175,740
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	3,175,000	3,126,584
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	665,406	565,596
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 2.9763% 6/15/21 (f)	1,800,000	1,593,796
Series 2004-A:
Class B, 3.3563% 6/15/33 (f)	400,000	276,110
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust: - continued
Series 2004-A:
Class C, 3.7263% 6/15/33 (f)	$ 1,020,000	$ 816,000
Series 2004-B Class C, 3.6463% 9/15/33 (f)	1,900,000	1,363,640
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9169% 3/15/11 (c)(f)	2,520,000	2,515,668
Swift Master Auto Receivables Trust Series 2007-2 Class A, 3.1169% 10/15/12 (f)	1,515,000	1,377,499
Terwin Mortgage Trust Series 2003-4HE Class A1, 2.9019% 9/25/34 (f)	83,246	61,862
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	3,615,000	2,617,647
Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	3,012,585	3,000,817
Class D, 5.54% 12/20/12 (c)	2,245,000	1,744,792
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	1,521,513
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	1,500,000	1,308,806
WFS Financial Owner Trust:
Series 2005-1 Class D, 4.09% 8/15/12	40,701	40,588
Series 2005-3 Class C, 4.54% 5/17/13	850,000	768,482
Whinstone Capital Management Ltd. Series 1A Class B3, 3.7% 10/25/44 (c)(f)	1,163,625	884,006
TOTAL ASSET-BACKED SECURITIES (Cost $174,718,195)		151,779,390
Collateralized Mortgage Obligations - 6.1%

Private Sponsor - 3.5%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3889% 11/25/33 (f)	570,871	545,111
Series 2004-A:
Class 2A1, 3.5464% 2/25/34 (f)	386,144	352,633
Class 2A2, 4.0974% 2/25/34 (f)	1,662,885	1,542,776
Series 2004-D Class 2A1, 3.6153% 5/25/34 (f)	200,807	184,035
Series 2004-J Class 2A1, 4.7623% 11/25/34 (f)	665,732	619,515
Series 2005-H:
Class 1A1, 4.9261% 9/25/35 (f)	197,298	181,915
Class 2A2, 4.8029% 9/25/35 (f)	239,500	216,409
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.7519% 1/25/35 (f)	278,514	160,879
Series 2005-2 Class 1A1, 2.7219% 3/25/35 (f)	634,662	385,259
Series 2005-5 Class 1A1, 2.6919% 7/25/35 (f)	555,339	338,211
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (f)	$ 304,823	$ 288,058
Series 2007-A2 Class 2A1, 4.2836% 7/25/37 (f)	713,406	655,839
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.2965% 8/25/34 (f)	2,546,152	2,323,402
Class A4, 4.4034% 8/25/34 (f)	1,761,714	1,604,152
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	385,992	347,749
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.8719% 1/25/34 (f)	85,450	58,365
Series 2004-2 Class 7A3, 2.8719% 2/25/35 (f)	243,238	198,424
Series 2004-4 Class 5A2, 2.8719% 3/25/35 (f)	66,734	49,584
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.2119% 5/25/34 (f)	36,577	32,380
Series 2004-AR5 Class 11A2, 3.2119% 6/25/34 (f)	54,828	47,309
Series 2004-AR8 Class 8A2, 2.8519% 9/25/34 (f)	59,898	51,579
Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (f)	656,901	610,928
Granite Master Issuer PLC floater Series 2006-2 Class C1, 3.2563% 12/20/54 (f)	2,575,000	1,524,843
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (f)	689,069	640,795
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 2.9306% 7/15/40 (f)	3,175,000	3,150,721
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.9219% 10/25/34 (f)	593,026	469,579
Impac CMB Trust floater Series 2004-9:
Class M2, 3.4469% 1/25/35 (f)	148,067	74,526
Class M3, 3.5219% 1/25/35 (f)	109,761	54,689
Class M4, 4.0469% 1/25/35 (f)	55,986	22,028
JPMorgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (f)	3,631,595	3,423,360
Series 2007-A1 Class 1A1, 4.2014% 7/25/35 (f)	291,903	271,707
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.8619% 9/26/45 (c)(f)	348,984	188,653
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.7419% 3/25/35 (f)	95,892	66,141
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	192,015	181,290
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2428% 8/25/17 (f)	611,312	588,624
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 2.8619% 3/25/28 (f)	$ 404,861	$ 358,062
Series 2003-F Class A2, 5.7613% 10/25/28 (f)	474,193	442,818
Series 2004-B Class A2, 3.0788% 6/25/29 (f)	538,313	512,704
Series 2004-C Class A2, 3.1088% 7/25/29 (f)	404,448	383,243
Series 2004-D Class A2, 2.8575% 9/25/29 (f)	399,339	368,489
MortgageIT Trust floater Series 2004-2:
Class A1, 2.8419% 12/25/34 (f)	513,292	417,496
Class A2, 2.9219% 12/25/34 (f)	693,895	545,912
Permanent Financing No. 4 PLC Class 3C, 3.4956% 6/10/42 (f)	1,215,000	1,156,712
Permanent Financing No. 5 PLC floater Series 3 Class C, 3.5156% 6/10/42 (f)	1,935,000	1,832,673
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7027% 10/25/35 (f)	924,823	852,460
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	429,641	358,781
Series 2005-AR5 Class 1A1, 5.0006% 9/19/35 (f)	417,308	395,490
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	275,918	235,781
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	1,370,000	1,296,576
Class E, 6.706% 11/15/35 (c)	365,000	342,016
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (f)	150,074	121,968
Series 2004-3 Class A, 2.6325% 5/20/34 (f)	341,972	299,698
Series 2004-4 Class A, 3.1419% 5/20/34 (f)	296,808	253,527
Series 2004-5 Class A3, 3.1663% 6/20/34 (f)	330,356	266,914
Series 2004-6 Class A3A, 3.4913% 6/20/35 (f)	230,974	196,968
Series 2004-7 Class A3A, 3.4094% 8/20/34 (f)	276,396	236,364
Series 2004-8 Class A2, 3.5063% 9/20/34 (f)	422,191	335,598
Series 2005-1 Class A2, 3.3344% 2/20/35 (f)	351,886	274,177
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 2.6719% 6/25/35 (f)	231,696	194,299
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.8719% 9/25/33 (c)(f)	153,313	138,527
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (c)(f)	1,524,078	1,187,393
WaMu Mortgage pass-thru certificates:
sequential payer Series 2004-RA2 Class 2A, 7% 7/25/33	161,333	152,089
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2003-AR10 Class A7, 4.0567% 10/25/33 (f)	$ 920,000	$ 852,866
Series 2004-AR7 Class A6, 3.9397% 7/25/34 (f)	335,000	329,711
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,180,089	1,111,820
Series 2004-EE Class 2A2, 4.0025% 12/25/34 (f)	1,119,412	1,015,670
Series 2004-V Class 1A2, 3.8338% 10/25/34 (f)	715,201	672,234
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (f)	168,946	154,150
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,598,718	3,278,955
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (f)	312,204	285,327
Series 2005-AR4 Class 2A2, 4.5301% 4/25/35 (f)	6,154,454	5,636,144
TOTAL PRIVATE SPONSOR		47,945,080
U.S. Government Agency - 2.6%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	662,958	684,010
Series 2006-64 Class PA, 5.5% 2/25/30	4,054,037	4,129,050
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	5,242,185	5,394,512
Series 2006-54 Class PE, 6% 2/25/33	1,741,463	1,795,972
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,072,833	1,093,808
Series 2003-76 Class BA, 4.5% 3/25/18	2,666,345	2,668,719
Series 2004-3 Class BA, 4% 7/25/17	110,558	109,269
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	479,399	489,571
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,564,596	1,589,603
Series 2690 Class PD, 5% 2/15/27	2,959,609	2,994,659
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,225,461
Series 2901 Class UM, 4.5% 1/15/30	3,688,323	3,681,003
sequential payer:
Series 2523 Class JB, 5% 6/15/15	31,309	31,264
Series 2609 Class UJ, 6% 2/15/17	1,015,541	1,052,536
Series 2635 Class DG, 4.5% 1/15/18	3,078,672	3,062,847
Series 2780 Class A, 4% 12/15/14	2,621,532	2,605,843
Series 2786 Class GA, 4% 8/15/17	1,292,137	1,275,231
Series 2970 Class YA, 5% 9/15/18	1,049,867	1,061,589
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 1803 Class A, 6% 12/15/08	$ 31,740	$ 31,698
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	87,475	88,186
TOTAL U.S. GOVERNMENT AGENCY		36,064,831
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,156,083)		84,009,911
Commercial Mortgage Securities - 5.0%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9909% 2/3/11 (c)(f)(h)	14,666,967	324,250
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4299% 2/14/43 (f)(h)	4,484,883	181,102
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	596,430	590,127
Series 2007-3 Class A1, 5.6585% 6/10/49 (f)	1,356,939	1,325,671
Series 2006-6 Class XP, 0.4287% 10/10/45 (f)(h)	33,411,144	550,823
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.7752% 7/11/43 (c)(f)(h)	5,831,497	126,495
Series 2004-6 Class XP, 0.5097% 12/10/42 (f)(h)	11,808,936	137,521
Series 2005-4 Class XP, 0.1778% 7/10/45 (f)(h)	15,943,083	100,819
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.0519% 12/25/33 (c)(f)	1,090,880	910,884
Series 2004-1:
Class A, 2.8319% 4/25/34 (c)(f)	483,317	425,319
Class B, 4.3719% 4/25/34 (c)(f)	60,415	34,738
Class M1, 3.0319% 4/25/34 (c)(f)	30,207	24,015
Class M2, 3.6719% 4/25/34 (c)(f)	30,207	22,202
Series 2004-2:
Class A, 2.9019% 8/25/34 (c)(f)	522,158	454,278
Class M1, 3.0519% 8/25/34 (c)(f)	168,383	135,549
Series 2004-3:
Class A1, 2.8419% 1/25/35 (c)(f)	626,783	554,703
Class A2, 2.8919% 1/25/35 (c)(f)	97,935	84,224
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class A2, 2.8619% 1/25/36 (c)(f)	$ 1,080,842	$ 859,269
Class B1, 3.8719% 1/25/36 (c)(f)	67,553	34,790
Class M1, 2.9219% 1/25/36 (c)(f)	337,763	251,634
Class M2, 2.9419% 1/25/36 (c)(f)	135,105	96,600
Class M3, 2.9719% 1/25/36 (c)(f)	135,105	92,547
Class M4, 3.0819% 1/25/36 (c)(f)	67,553	44,247
Class M5, 3.1219% 1/25/36 (c)(f)	67,553	42,896
Class M6, 3.1719% 1/25/36 (c)(f)	67,553	40,194
Series 2007-1:
Class A2, 2.7419% 3/25/37 (c)(f)	447,248	353,326
Class B1, 3.1419% 3/25/37 (c)(f)	142,116	65,374
Class B2, 3.6219% 3/25/37 (c)(f)	104,497	47,546
Class B3, 5.8219% 3/25/37 (c)(f)	292,592	131,667
Class M1, 2.7419% 3/25/37 (c)(f)	121,217	88,488
Class M2, 2.7619% 3/25/37 (c)(f)	91,958	64,370
Class M3, 2.7919% 3/27/37 (c)(f)	79,418	52,813
Class M4, 2.8419% 3/25/37 (c)(f)	58,518	34,233
Class M5, 2.8919% 3/25/37 (c)(f)	100,317	54,171
Class M6, 2.9719% 3/25/37 (c)(f)	137,936	68,279
Series 2007-3:
Class B1, 3.4219% 7/25/37 (c)(f)	98,153	49,067
Class B2, 4.0719% 7/25/37 (c)(f)	253,563	136,924
Class B3, 6.4719% 7/25/37 (c)(f)	130,871	63,839
Class M1, 2.7819% 7/25/37 (c)(f)	85,884	51,788
Class M2, 2.8119% 7/25/37 (c)(f)	89,974	52,563
Class M3, 2.8419% 7/25/37 (c)(f)	147,230	81,197
Class M4, 2.9719% 7/25/37 (c)(f)	233,114	137,537
Class M5, 3.0719% 7/25/37 (c)(f)	114,512	61,550
Class M6, 3.2719% 7/25/37 (c)(f)	89,974	46,651
Series 2007-4A:
Class A2, 3.0219% 9/25/37 (c)(f)	1,005,534	855,609
Class B1, 5.0219% 9/25/37 (c)(f)	136,264	61,319
Class B2, 5.9219% 9/25/37 (c)(f)	516,863	227,420
Class M1, 3.4219% 9/25/37 (c)(f)	126,866	86,904
Class M2, 3.5219% 9/25/37 (c)(f)	126,866	80,560
Class M4, 4.0719% 9/25/37 (c)(f)	338,311	196,220
Class M5, 4.2219% 9/25/37 (c)(f)	338,311	182,688
Class M6, 4.4219% 9/25/37 (c)(f)	338,311	174,230
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(h)	5,314,424	95,660
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(h)	13,976,628	1,013,306
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	$ 625,000	$ 629,231
Series 2007-PW17 Class A1, 5.282% 6/11/50	1,698,700	1,653,415
Series 2002-TOP8 Class X2, 2.0748% 8/15/38 (c)(f)(h)	6,423,473	237,271
Series 2003-PWR2 Class X2, 0.4918% 5/11/39 (c)(f)(h)	17,248,594	200,046
Series 2004-PWR6 Class X2, 0.6297% 11/11/41 (c)(f)(h)	6,942,356	136,662
Series 2005-PWR9 Class X2, 0.3877% 9/11/42 (c)(f)(h)	45,738,578	585,422
Series 2007-T28 Class A1, 5.422% 9/11/42	740,616	723,786
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0004% 5/15/35 (c)(f)(h)	38,063,256	1,596,228
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	856,493	849,161
Series 2004-C2 Class XP, 0.9038% 10/15/41 (c)(f)(h)	8,509,688	192,610
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4279% 10/15/48 (f)(h)	62,144,290	1,102,632
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (f)	726,994	710,847
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 2.9669% 6/15/22 (c)(f)	510,149	391,212
Series 2004-LBN2 Class X2, 0.8733% 3/10/39 (c)(f)(h)	2,611,382	41,378
Series 2005-LP5 Class XP, 0.3567% 5/10/43 (f)(h)	15,852,337	126,822
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	470,448	473,887
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6675% 12/15/39 (f)(h)	47,166,271	1,245,968
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	151,720	151,352
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	17,078,741	373,538
Series 2003-C3 Class ASP, 1.6974% 5/15/38 (c)(f)(h)	16,672,414	435,168
Series 2004-C1 Class ASP, 0.6687% 1/15/37 (c)(f)(h)	11,393,170	237,783
Series 2005-C1 Class ASP, 0.3428% 2/15/38 (c)(f)(h)	17,184,486	159,288
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2005-C2 Class ASP, 0.554% 4/15/37 (c)(f)(h)	$ 14,277,674	$ 224,896
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,701,240	1,756,703
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,292,254
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0565% 5/15/33 (c)(f)(h)	10,520,087	240,301
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.25% 9/13/28 (c)(f)	1,490,000	1,484,391
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	735,000	696,479
Class C, 5.707% 2/15/36	910,000	859,586
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,945,598	1,886,556
Series 2004-C3 Class X2, 0.6614% 12/10/41 (f)(h)	10,352,560	147,788
Series 2006-C1 Class XP, 0.1428% 11/10/45 (f)(h)	21,200,332	129,271
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.9288% 1/5/36 (c)(f)(h)	16,862,938	289,073
Series 2005-GG3 Class XP, 0.967% 8/10/42 (c)(f)(h)	46,595,085	826,769
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(h)	98,860,000	1,405,671
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.7813% 3/1/20 (c)(f)	720,000	662,400
Class D, 2.8313% 3/1/20 (c)(f)	215,000	197,800
Class E, 2.9013% 3/1/20 (c)(f)	360,000	331,200
Class F, 2.9413% 3/1/20 (c)(f)	180,000	165,600
Class G, 2.9813% 3/1/20 (c)(f)	90,000	82,800
Class H, 3.1113% 3/1/20 (c)(f)	150,000	136,500
Class J, 3.3113% 3/1/20 (c)(f)	215,000	195,650
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	324,780	336,904
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,275,000	1,359,525
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	136,662	138,768
Class B, 7.3% 8/3/15 (c)	505,000	518,237
Class D, 7.97% 8/3/15 (c)	425,000	438,030
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	$ 671,742	$ 674,490
Series 2002-C3 Class X2, 1.1412% 7/12/35 (c)(f)(h)	5,073,401	62,600
Series 2003-CB7 Class X2, 0.7263% 1/12/38 (c)(f)(h)	3,434,612	49,263
Series 2003-LN1 Class X2, 0.6148% 10/15/37 (c)(f)(h)	21,117,898	244,076
Series 2004-C1 Class X2, 0.9642% 1/15/38 (c)(f)(h)	3,281,380	61,908
Series 2004-CB8 Class X2, 1.0972% 1/12/39 (c)(f)(h)	4,040,551	87,751
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2006-LDP9 Class A1, 5.17% 5/15/47 (f)	1,070,726	1,057,834
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	1,018,354	1,016,644
Series 1999-C1 Class A2, 6.78% 6/15/31	2,203,376	2,216,834
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	706,132	701,066
Series 2006-C7 Class A1, 5.279% 11/15/38	332,747	329,808
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	451,842	446,827
Series 2007-C2 Class A1, 5.226% 2/15/40	412,451	406,672
Series 2002-C4 Class XCP, 1.3935% 10/15/35 (c)(f)(h)	10,258,484	138,975
Series 2002-C7 Class XCP, 0.9862% 1/15/36 (c)(f)(h)	7,619,392	88,838
Series 2003-C1 Class XCP, 1.2934% 12/15/36 (c)(f)(h)	4,200,213	77,944
Series 2004-C2 Class XCP, 1.0469% 3/1/36 (c)(f)(h)	9,165,793	155,783
Series 2004-C6 Class XCP, 0.6582% 8/15/36 (c)(f)(h)	13,611,342	156,383
Series 2005-C7 Class XCP, 0.2035% 11/15/40 (f)(h)	84,063,748	516,168
Series 2006-C1 Class XCP, 0.3452% 2/15/41 (f)(h)	58,930,010	717,868
Series 2006-C6 Class XCP, 0.644% 9/15/39 (f)(h)	27,698,159	665,058
Series 2007-C1 Class XCP, 0.4578% 2/15/40 (f)(h)	10,776,736	203,491
Series 2007-C2 Class XCP, 0.508% 2/17/40 (f)(h)	49,695,301	1,068,220
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (c)(f)(h)	11,900,343	154,521
Series 2001-WM, 6.754% 7/14/16 (c)	1,085,000	1,063,418
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5305% 7/12/34 (c)(f)(h)	3,931,968	51,692
Series 2005-MCP1 Class XP, 0.5559% 6/12/43 (f)(h)	13,528,878	263,130
Series 2005-MKB2 Class XP, 0.2587% 9/12/42 (f)(h)	6,727,150	49,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	$ 480,130	$ 472,641
Series 2007-8 Class A1, 4.622% 8/12/49	746,458	722,262
Series 2006-4 Class XP, 0.6464% 12/12/49 (f)(h)	21,455,484	556,257
Morgan Stanley Capital I Trust:
sequential payer:
Series 2003-IQ5 Class X2, 0.9118% 4/15/38 (c)(f)(h)	6,282,349	133,073
Series 2006-HQ8 Class A1, 5.124% 3/12/44	258,974	257,897
Series 2006-T23 Class A1, 5.682% 8/12/41	549,713	548,318
Series 2007-HQ11 Class A1, 5.246% 2/20/44	763,553	752,445
Series 2003-IQ6 Class X2, 0.581% 12/15/41 (c)(f)(h)	13,194,419	207,313
Series 2005-HQ5 Class X2, 0.2998% 1/14/42 (f)(h)	14,114,670	107,806
Series 2005-IQ9 Class X2, 1.0461% 7/15/56 (c)(f)(h)	13,414,166	376,423
Series 2005-TOP17 Class X2, 0.5903% 12/13/41 (f)(h)	9,545,704	189,964
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3264% 3/12/35 (c)(f)(h)	9,955,515	291,361
Series 2003-TOP9 Class X2, 1.437% 11/13/36 (c)(f)(h)	6,387,240	174,840
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,081,180
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.9519% 3/24/18 (c)(f)	405,813	361,173
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	3,706,021	3,656,693
Series 2007-C30 Class A1, 5.031% 12/15/43	728,486	715,232
Series 2007-C31 Class A1, 5.14% 4/15/47	501,094	492,140
Series 2005-C18 Class XP, 0.3284% 4/15/42 (f)(h)	20,504,161	207,525
Series 2005-C20 Class A3SF, 2.5881% 7/15/42 (f)	1,404,234	1,369,627
Series 2006-C23 Class X, 0.0798% 1/15/45 (c)(f)(h)	267,583,428	1,280,547
Series 2006-C24 Class XP, 0.0763% 3/15/45 (c)(f)(h)	45,494,975	214,868
Series 2007-C30 Class XP, 0.4354% 12/15/43 (c)(f)(h)	51,571,126	980,171
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $74,594,117)		67,993,797
Fixed-Income Funds - 6.0%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (g)	74,591	$ 6,291,778
Fidelity Ultra-Short Central Fund (g)	932,372	76,202,764
TOTAL FIXED-INCOME FUNDS (Cost $100,136,181)		82,494,542
Cash Equivalents - 27.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 87,735,669	87,715,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (a)	289,692,866	289,624,000
TOTAL CASH EQUIVALENTS (Cost $377,339,000)		377,339,000
TOTAL INVESTMENT PORTFOLIO - 122.5% (Cost $1,734,090,512)		1,683,647,282
NET OTHER ASSETS - (22.5)%		(308,939,143)
NET ASSETS - 100%		$ 1,374,708,139
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
214 Eurodollar 90 Day Index Contracts	Sept. 2008	$ 212,489,963	$ 734,288
163 Eurodollar 90 Day Index Contracts	Dec. 2008	161,787,688	403,286
149 Eurodollar 90 Day Index Contracts	March 2009	147,897,400	269,804
43 Eurodollar 90 Day Index Contracts	June 2009	42,668,363	41,216
43 Eurodollar 90 Day Index Contracts	Sept. 2009	42,646,325	33,678
TOTAL EURODOLLAR CONTRACTS			1,482,272
Sold
Eurodollar Contracts
37 Eurodollar 90 Day Index Contracts	Dec. 2010	36,601,788	6,326
28 Eurodollar 90 Day Index Contracts	March 2011	27,693,050	4,088
TOTAL EURODOLLAR CONTRACTS			10,414
			$ 1,492,686
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 118,132	$ (95,678)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	129,521	(97,691)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.8763% 11/25/34

	Dec. 2034	$ 163,631	$ (140,070)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.635% 8/25/34	Sept. 2034	105,811	(97,926)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	155,658	(141,545)
Receive from Credit Suisse First Boston upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12, and pay quarterly notional amount multiplied by 3.25%	Sept. 2013	700,000	1,872
Receive from Deutsche Bank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12, and pay quarterly notional amount multiplied by 3.85%	Sept. 2013	400,000	(8,479)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	94,175	(45,914)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	(168,207)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 326,501	$ (68,873)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	(311,025)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	31,876	(28,412)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	73,428	(56,193)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	1,009	(887)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	266,194	(248,605)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	(270,647)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 1,000,000	$ (1,471)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	(801)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	(8,917)
		$ 9,894,936	$ (1,789,469)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,809,685 or 6.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,273,781.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,024,794 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,283,850
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,056,070.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$87,715,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 2,541,962
Banc of America Securities LLC	6,871,782
Bank of America, NA	25,419,617
Barclays Capital, Inc.	45,755,173
Greenwich Capital Markets, Inc.	2,541,962
ING Financial Markets LLC	3,313,523
RBC Capital Markets Corp.	1,270,981
$ 87,715,000
$289,624,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 92,115,632
Bank of America, NA	197,508,368
$ 289,624,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 600,838
Fidelity Corporate Bond 1-5 Year Central Fund	617,094
Fidelity Ultra-Short Central Fund	4,279,349
Total	$ 5,497,281
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 16,569,600	$ 600,837	$ 9,102,455	$ 6,291,778	0.4%
Fidelity Corporate Bond 1-5 Year Central Fund	21,521,310	603,401	22,299,575	-	0.0%
Fidelity Ultra-Short Central Fund	118,673,581	297,825	27,195,061	76,202,764	2.1%
Total	$ 156,764,491	$ 1,502,063	$ 58,597,091	$ 82,494,542
Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $13,532,123 of which $6,438,298, $4,621,616, $1,110,250 and $1,361,959 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $22,088,797 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $281,044,960 and repurchase agreements of $377,339,000) - See accompanying schedule: Unaffiliated issuers (cost $1,633,954,331)	$ 1,601,152,740
Fidelity Central Funds (cost $100,136,181)	82,494,542
Total Investments (cost $1,734,090,512)		$ 1,683,647,282
Receivable for investments sold		58,268,631
Receivable for swap agreements		5,468
Receivable for fund shares sold		1,101,803
Interest receivable		10,352,813
Distributions receivable from Fidelity Central Funds		196,547
Prepaid expenses		1,258
Total assets		1,753,573,802

Liabilities
Payable to custodian bank	$ 25,909
Payable for investments purchased Regular delivery	54,381,540
Delayed delivery	28,993,395
Payable for fund shares redeemed	2,655,603
Distributions payable	371,538
Unrealized depreciation on swap agreements	1,789,469
Accrued management fee	364,089
Distribution fees payable	175,644
Payable for daily variation on futures contracts	38,087
Other affiliated payables	253,994
Other payables and accrued expenses	192,395
Collateral on securities loaned, at value	289,624,000
Total liabilities		378,865,663

Net Assets		$ 1,374,708,139
Net Assets consist of:
Paid in capital		$ 1,463,321,810
Distributions in excess of net investment income		(116,083)
Accumulated undistributed net realized gain (loss) on investments		(37,757,575)
Net unrealized appreciation (depreciation) on investments		(50,740,013)
Net Assets		$ 1,374,708,139

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($342,015,407 ÷ 38,269,155 shares)	$ 8.94

Maximum offering price per share (100/98.50 of $8.94)	$ 9.08
Class T: Net Asset Value and redemption price per share ($334,850,024 ÷ 37,439,779 shares)	$ 8.94

Maximum offering price per share (100/98.50 of $8.94)	$ 9.08
Class B: Net Asset Value and offering price per share ($11,616,857 ÷ 1,297,539 shares)A	$ 8.95

Class C: Net Asset Value and offering price per share ($97,149,631 ÷ 10,858,372 shares)A	$ 8.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($589,076,220 ÷ 65,870,590 shares)	$ 8.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2008

Investment Income
Dividends		$ 55,414
Interest		59,661,051
Income from Fidelity Central Funds		5,497,281
Total income		65,213,746

Expenses
Management fee	$ 4,316,458
Transfer agent fees	2,881,075
Distribution fees	2,530,749
Accounting and security lending fees	487,457
Custodian fees and expenses	46,491
Independent trustees' compensation	5,777
Registration fees	111,974
Audit	155,616
Legal	6,442
Miscellaneous	113,403
Total expenses before reductions	10,655,442
Expense reductions	(27,594)	10,627,848
Net investment income		54,585,898
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,557,294)
Fidelity Central Funds	(6,397,306)
Futures contracts	2,091,136
Swap agreements	(12,584,028)
Total net realized gain (loss)		(24,447,492)
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,290,537)
Futures contracts	1,476,699
Swap agreements	8,351,412
Total change in net unrealized appreciation (depreciation)		(22,462,426)
Net gain (loss)		(46,909,918)
Net increase (decrease) in net assets resulting from operations		$ 7,675,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 54,585,898	$ 59,443,592
Net realized gain (loss)	(24,447,492)	(5,074,384)
Change in net unrealized appreciation (depreciation)	(22,462,426)	(19,052,107)
Net increase (decrease) in net assets resulting from operations	7,675,980	35,317,101
Distributions to shareholders from net investment income	(54,115,364)	(57,472,140)
Share transactions - net increase (decrease)	(18,385,435)	157,600,679
Total increase (decrease) in net assets	(64,824,819)	135,445,640

Net Assets
Beginning of period	1,439,532,958	1,304,087,318
End of period (including distributions in excess of net investment income of $116,083 and distributions in excess of net investment income of $971,192, respectively)	$ 1,374,708,139	$ 1,439,532,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44
Income from Investment Operations
Net investment income E	.364	.414	.305	.281	.202	.261
Net realized and unrealized gain (loss)	(.315)	(.154)	.002	(.204)	.040	.128
Total from investment operations	.049	.260	.307	.077	.242	.389
Distributions from net investment income	(.359)	(.400)	(.307)	(.279)	(.192)	(.279)
Distributions from net realized gain	-	-	-	(.008)	-	-
Total distributions	(.359)	(.400)	(.307)	(.287)	(.192)	(.279)
Net asset value, end of period	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55
Total Return B, C, D	.51%	2.79%	3.33%	.81%	2.56%	4.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%	.78%	.78% A	.85%	.87%	.81%
Expenses net of fee waivers, if any	.78%	.78%	.78% A	.85%	.87%	.81%
Expenses net of all reductions	.78%	.77%	.78% A	.85%	.87%	.81%
Net investment income	3.98%	4.41%	3.91% A	2.96%	2.13%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,015	$ 412,412	$ 377,221	$ 369,512	$ 357,760	$ 186,290
Portfolio turnover rate G	94%	91% K	55% A	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income E	.368	.417	.308	.284	.207	.261
Net realized and unrealized gain (loss)	(.327)	(.154)	.002	(.194)	.038	.118
Total from investment operations	.041	.263	.310	.090	.245	.379
Distributions from net investment income	(.361)	(.403)	(.310)	(.282)	(.195)	(.279)
Distributions from net realized gain	-	-	-	(.008)	-	-
Total distributions	(.361)	(.403)	(.310)	(.290)	(.195)	(.279)
Net asset value, end of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Total Return B, C, D	.43%	2.82%	3.36%	.95%	2.59%	4.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.76%	.75%	.74% A	.81%	.83%	.82%
Expenses net of fee waivers, if any	.76%	.75%	.74% A	.81%	.83%	.82%
Expenses net of all reductions	.76%	.75%	.74% A	.81%	.83%	.82%
Net investment income	4.01%	4.44%	3.95% A	2.99%	2.16%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,850	$ 516,227	$ 514,917	$ 544,662	$ 517,440	$ 468,931
Portfolio turnover rate G	94%	91% K	55% A	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46
Income from Investment Operations
Net investment income E	.295	.344	.247	.210	.130	.183
Net realized and unrealized gain (loss)	(.326)	(.155)	.002	(.194)	.038	.120
Total from investment operations	(.031)	.189	.249	.016	.168	.303
Distributions from net investment income	(.289)	(.329)	(.249)	(.208)	(.118)	(.203)
Distributions from net realized gain	-	-	-	(.008)	-	-
Total distributions	(.289)	(.329)	(.249)	(.216)	(.118)	(.203)
Net asset value, end of period	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56
Total Return B, C, D	(.36)%	2.01%	2.68%	.17%	1.77%	3.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%	1.54%	1.54% A	1.61%	1.63%	1.61%
Expenses net of fee waivers, if any	1.55%	1.54%	1.54% A	1.60%	1.63%	1.61%
Expenses net of all reductions	1.55%	1.53%	1.53% A	1.60%	1.63%	1.61%
Net investment income	3.22%	3.65%	3.15% A	2.21%	1.36%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,617	$ 19,895	$ 30,678	$ 39,190	$ 53,502	$ 49,353
Portfolio turnover rate G	94%	91% K	55% A	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income E	.291	.340	.244	.206	.129	.182
Net realized and unrealized gain (loss)	(.315)	(.155)	.002	(.204)	.048	.118
Total from investment operations	(.024)	.185	.246	.002	.177	.300
Distributions from net investment income	(.286)	(.325)	(.246)	(.204)	(.117)	(.200)
Distributions from net realized gain	-	-	-	(.008)	-	-
Total distributions	(.286)	(.325)	(.246)	(.212)	(.117)	(.200)
Net asset value, end of period	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55
Total Return B, C, D	(.29)%	1.98%	2.65%	.02%	1.86%	3.19%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58%	1.57%	1.58% A	1.64%	1.65%	1.64%
Expenses net of fee waivers, if any	1.58%	1.57%	1.58% A	1.64%	1.65%	1.64%
Expenses net of all reductions	1.58%	1.57%	1.57% A	1.64%	1.65%	1.64%
Net investment income	3.18%	3.62%	3.12% A	2.16%	1.34%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,150	$ 129,105	$ 156,364	$ 194,992	$ 273,166	$ 359,779
Portfolio turnover rate G	94%	91% K	55% A	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006 H

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income D	.385	.435	.321	.301	.225	.278
Net realized and unrealized gain (loss)	(.324)	(.154)	.003	(.194)	.038	.119
Total from investment operations	.061	.281	.324	.107	.263	.397
Distributions from net investment income	(.381)	(.421)	(.324)	(.299)	(.213)	(.297)
Distributions from net realized gain	-	-	-	(.008)	-	-
Total distributions	(.381)	(.421)	(.324)	(.307)	(.213)	(.297)
Net asset value, end of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Total Return B, C	.65%	3.02%	3.51%	1.14%	2.78%	4.24%
Ratios to Average Net Assets E, G
Expenses before reductions	.54%	.55%	.57% A	.63%	.64%	.63%
Expenses net of fee waivers, if any	.54%	.55%	.57% A	.63%	.64%	.63%
Expenses net of all reductions	.54%	.55%	.57% A	.63%	.64%	.63%
Net investment income	4.23%	4.64%	4.12% A	3.18%	2.35%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 589,076	$ 361,894	$ 224,908	$ 151,257	$ 98,505	$ 91,138
Portfolio turnover rate F	94%	91% J	55% A	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, partnerships, (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 9,364,706
Unrealized depreciation	(61,441,741)
Net unrealized appreciation (depreciation)	$ (52,077,035)
Capital loss carryforward	(13,532,123)

Cost for federal income tax purposes	$ 1,735,724,317

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 54,115,364	$ 57,472,140

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $104,979,552 and $383,902,948, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 594,026	$ 17,109
Class T	0%	.15%	667,430	306
Class B	.65%	.25%	139,712	101,119
Class C	.75%	.25%	1,129,581	73,962
			$ 2,530,749	$ 192,496

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,611
Class T	15,488
Class B*	24,584
Class C*	16,537
$ 82,220

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 993,150.25
Class T	996,920.22
Class B	40,902.26
Class C	226,612.20
Institutional Class	623,491.16
	$ 2,881,075

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,640 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Annual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $654,893.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20,635. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,285
Class C	236
Institutional Class	5,438
$ 6,959

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 15,639,258	$ 16,688,665
Class T	17,927,649	22,186,363
Class B	501,393	850,272
Class C	3,571,643	4,805,418
Institutional Class	16,475,421	12,941,422
Total	$ 54,115,364	$ 57,472,140

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2008	2007	2008	2007
Class A
Shares sold	11,302,265	16,613,696	$ 103,603,312	$ 156,014,787
Reinvestment of distributions	1,539,856	1,587,733	14,071,246	14,900,027
Shares redeemed	(19,150,281)	(13,781,919)	(174,320,632)	(129,393,235)
Net increase (decrease)	(6,308,160)	4,419,510	$ (56,646,074)	$ 41,521,579
Class T
Shares sold	10,974,663	19,335,798	$ 100,897,906	$ 181,733,172
Reinvestment of distributions	1,767,638	2,112,360	16,191,013	19,843,376
Shares redeemed	(31,063,213)	(20,467,284)	(283,101,603)	(192,353,864)
Net increase (decrease)	(18,320,912)	980,874	$ (166,012,684)	$ 9,222,684
Class B
Shares sold	661,531	916,395	$ 6,072,366	$ 8,591,803
Reinvestment of distributions	41,928	76,879	384,593	723,561
Shares redeemed	(1,552,588)	(2,106,976)	(14,215,142)	(19,833,218)
Net increase (decrease)	(849,129)	(1,113,702)	$ (7,758,183)	$ (10,517,854)
Class C
Shares sold	1,924,284	2,247,485	$ 17,674,887	$ 21,090,690
Reinvestment of distributions	261,023	326,579	2,389,857	3,069,001
Shares redeemed	(5,267,046)	(5,263,789)	(48,161,144)	(49,508,922)
Net increase (decrease)	(3,081,739)	(2,689,725)	$ (28,096,400)	$ (25,349,231)
Institutional Class
Shares sold	38,519,700	21,192,347	$ 347,579,198	$ 199,239,817
Reinvestment of distributions	1,561,667	1,130,797	14,241,593	10,613,254
Shares redeemed	(13,302,803)	(7,160,362)	(121,692,885)	(67,129,570)
Net increase (decrease)	26,778,564	15,162,782	$ 240,127,906	$ 142,723,501

Annual Report

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Advisor Short Fixed-Income. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Advisor Short Fixed-Income. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Advisor Short Fixed-Income. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Advisor Short Fixed-Income. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Short Fixed-Income. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Advisor Short Fixed-Income. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-
present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Advisor Short Fixed-Income. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-
present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Advisor Short Fixed-Income. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Short Fixed-Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 3.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $35,006,262 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Short Fixed-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's more recent disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Short Fixed-Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class T ranked below its competitive median for 2007, and the total expenses of each of Class B, Class C, and Institutional Class ranked above its competitive median for 2007. The Board considered that the total expenses of Class B and Class C were above the median primarily due to higher transfer agent fees. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

SFI-UANN-1008
1.784769.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Short Fixed-Income
Fund - Institutional Class

Annual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class	0.65%	2.36%	4.02%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Short Fixed-Income Fund - Institutional Class on August 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 1-3 Year U.S. Government/Credit Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Advisor Short Fixed-Income Fund, and Robin Foley, who became Co-Manager on June 30, 2008

Several years of healthy economic growth and a hearty appetite for risk abruptly reversed during the 12-month period ending August 31, 2008, as a meltdown in the subprime mortgage market led to an unnerving credit crisis. Bond investors fled from lower-quality debt instruments and flocked to those with an explicit or implicit guarantee from the U.S. government. The investment-grade bond market as a whole, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%. Treasuries did the best, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index gained 8.65% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - fell 3.48% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 0.51%, 0.43%, -0.36% and -0.29%, respectively (excluding sales charges), and the Lehman Brothers 1-3 Year U.S. Government/Credit Index rose 5.85%. The biggest detractor from the fund's relative performance was sector selection, led by substantial underweightings in U.S. Treasury and agency securities - the market's best-performing segments. Additionally, the fund invested - both directly and through Fidelity Ultra-Short Central Fund - in sectors that were hurt the worst. Specifically, the bulk of the fund's underperformance stemmed from its out-of-benchmark exposure to asset-backed securities (ABS) and, to a lesser extent, commercial mortgage-backed securities (CMBS). Although most of these holdings were highly rated (AAA or AA), their market values dropped significantly. ABS backed by subprime mortgages fared the worst, hurt by concerns about the housing market and investors' lack of appetite for riskier assets. Other ABS, including those backed by auto loan payments, also fared poorly. Despite unfavorable security selection overall among corporate bonds, there were some bright spots, with an underweighting in poor-performing financials helping the most. To reduce the fund's overall volatility and position it based on our view of future market risk, we pared our stake in subprime mortgage securities and other securitized bonds by cutting our positions in Ultra-Short Central Fund and some direct holdings. We also increased our holdings in historically less-volatile Treasury and agency securities.

During the past year, the fund's Institutional Class shares returned 0.65%, and the Lehman Brothers 1-3 Year U.S. Government/Credit Index rose 5.85%. The biggest detractor from the fund's relative performance was sector selection, led by substantial underweightings in U.S. Treasury and agency securities - the market's best-performing segments. Additionally, the fund invested - both directly and through Fidelity Ultra-Short Central Fund - in sectors that were hurt the worst. Specifically, the bulk of the fund's underperformance stemmed from its out-of-benchmark exposure to asset-backed securities (ABS) and, to a lesser extent, commercial mortgage-backed securities (CMBS). Although most of these holdings were highly rated (AAA or AA), their market values dropped significantly. ABS backed by subprime mortgages fared the worst, hurt by concerns about the housing market and investors' lack of appetite for riskier assets. Other ABS, including those backed by auto loan payments, also fared poorly. Despite unfavorable security selection overall among corporate bonds, there were some bright spots, with an underweighting in poor-performing financials helping the most. To reduce the fund's overall volatility and position it based on our view of future market risk, we pared our stake in subprime mortgage securities and other securitized bonds by cutting our positions in Ultra-Short Central Fund and some direct holdings. We also increased our holdings in historically less-volatile Treasury and agency securities.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 984.70	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 4.01
Class T
Actual	$ 1,000.00	$ 984.80	$ 3.79
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.86
Class B
Actual	$ 1,000.00	$ 981.00	$ 7.67
HypotheticalA	$ 1,000.00	$ 1,017.39	$ 7.81
Class C
Actual	$ 1,000.00	$ 980.70	$ 7.92
HypotheticalA	$ 1,000.00	$ 1,017.14	$ 8.06
Institutional Class
Actual	$ 1,000.00	$ 985.90	$ 2.70
HypotheticalA	$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.79%
Class T	.76%
Class B	1.54%
Class C	1.59%
Institutional Class	.54%

Annual Report

Investment Changes (Unaudited)

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2008*	As of February 29, 2008**
U.S. Government and U.S. Government Agency Obligations 53.4%	U.S. Government and U.S. Government Agency Obligations 42.3%
AAA 12.6%	AAA 21.4%
AA 4.9%	AA 5.1%
A 7.8%	A 9.1%
BBB 13.4%	BBB 15.6%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 0.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2008
6 months ago
Years	1.8	2.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	1.6	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008*		As of February 29, 2008**
	Corporate Bonds 16.5%		Corporate Bonds 18.3%
	U.S. Government and U.S. Government Agency Obligations 53.4%		U.S. Government and U.S. Government Agency Obligations 42.3%
	Asset-Backed Securities 13.1%		Asset-Backed Securities 18.5%
	CMOs and Other Mortgage Related Securities 10.2%		CMOs and Other Mortgage Related Securities 15.5%
	Municipal Bonds 0.0%		Municipal Bonds 0.5%
	Other Investments 0.0%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 6.8%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	6.4%	** Foreign investments	7.7%
* Futures and Swaps	16.1%	** Futures and Swaps	21.3%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp. 5.75% 8/10/09	$ 4,820,000	$ 4,857,736
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,567,541
Media - 0.8%
AOL Time Warner, Inc. 6.75% 4/15/11	1,000,000	1,023,333
COX Communications, Inc. 3.875% 10/1/08	3,655,000	3,653,878
Liberty Media Corp. 7.75% 7/15/09	2,350,000	2,376,642
Univision Communications, Inc. 3.875% 10/15/08	2,600,000	2,564,250
Viacom, Inc. 5.75% 4/30/11	860,000	853,222
		10,471,325
TOTAL CONSUMER DISCRETIONARY		19,896,602
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Co. 6.428% 12/1/08 (c)	2,885,000	2,900,868
Kraft Foods, Inc. 5.625% 8/11/10	2,810,000	2,886,901
		5,787,769
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,865,000	1,866,421
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	2,395,235	2,408,505
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,041,143
7.5% 10/1/09	3,375,000	3,457,478
Enterprise Products Operating LP 4.625% 10/15/09	3,070,000	3,051,334
Kinder Morgan Energy Partners LP 6.3% 2/1/09	1,640,000	1,652,382
Pemex Project Funding Master Trust 9.125% 10/13/10	2,250,000	2,463,750
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	673,333	667,011
4.633% 6/15/10 (c)	404,444	400,679
		18,008,703
FINANCIALS - 6.3%
Capital Markets - 1.7%
American Capital Strategies Ltd. 6.85% 8/1/12	2,700,000	2,478,989
Bear Stearns Companies, Inc.:
3.25% 3/25/09	1,565,000	1,560,278
5.85% 7/19/10	4,015,000	4,095,545
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Credit Suisse USA, Inc. 2.5425% 6/5/09 (f)	$ 2,875,000	$ 2,859,564
Goldman Sachs Group, Inc.:
5.45% 11/1/12	315,000	313,678
6.875% 1/15/11	415,000	430,636
Janus Capital Group, Inc. 5.875% 9/15/11	955,000	930,184
Lehman Brothers Holdings E-Capital Trust I 3.5888% 8/19/65 (f)	1,275,000	790,825
Lehman Brothers Holdings, Inc.:
4.25% 1/27/10	2,210,000	2,126,462
5.625% 1/24/13	740,000	691,008
Morgan Stanley:
4% 1/15/10	1,020,000	1,010,083
5.05% 1/21/11	3,600,000	3,565,872
6.75% 4/15/11	2,495,000	2,541,083
		23,394,207
Commercial Banks - 1.2%
Bank of America NA 3.4038% 5/12/10 (f)	2,350,000	2,336,495
Bank One Corp. 7.875% 8/1/10	885,000	930,924
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,078,901
HSBC Holdings PLC 7.5% 7/15/09	1,215,000	1,243,574
Korea Development Bank 3.875% 3/2/09	1,600,000	1,594,232
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,332,878
US Bancorp 4.5% 7/29/10	1,120,000	1,140,233
Wells Fargo & Co. 3.98% 10/29/10	5,710,000	5,707,853
		16,365,090
Consumer Finance - 0.7%
Household Finance Corp.:
4.125% 11/16/09	2,280,000	2,273,352
4.75% 5/15/09	1,563,000	1,573,574
MBNA Capital I 8.278% 12/1/26	1,200,000	1,175,483
Nelnet, Inc.:
5.125% 6/1/10	550,000	508,118
7.4% 9/29/36 (f)	2,860,000	1,909,642
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	2,090,000	2,097,499
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	702,985	729,909
		10,267,577
Diversified Financial Services - 1.1%
Bank of America Corp.:
7.4% 1/15/11	275,000	287,939
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
7.8% 2/15/10	$ 585,000	$ 609,654
Deutsche Bank AG London 5% 10/12/10	4,430,000	4,492,955
Iberbond 2004 PLC 4.826% 12/24/17 (i)	2,354,412	2,024,794
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (f)	270,000	257,526
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(f)	1,755,000	1,140,750
International Lease Finance Corp.:
5.625% 9/15/10	2,200,000	2,085,305
5.75% 6/15/11	1,565,000	1,430,717
JPMorgan Chase & Co. 4.891% 9/1/15 (f)	2,440,000	2,443,745
		14,773,385
Insurance - 0.3%
Genworth Financial, Inc. 5.231% 5/16/09	1,920,000	1,917,237
Metropolitan Life Global Funding I 3.5513% 6/25/10 (c)(f)	2,105,000	2,103,135
		4,020,372
Real Estate Investment Trusts - 1.2%
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,095,000	3,016,226
5.625% 12/15/10	2,910,000	2,822,985
Camden Property Trust 4.375% 1/15/10	1,385,000	1,354,469
Colonial Properties Trust 4.75% 2/1/10	1,365,000	1,334,578
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,848,159
5% 5/3/10	1,310,000	1,279,498
Duke Realty LP:
5.25% 1/15/10	615,000	608,673
5.625% 8/15/11	915,000	895,609
6.95% 3/15/11	719,000	738,589
Mack-Cali Realty LP 7.25% 3/15/09	520,000	524,612
Simon Property Group LP 4.6% 6/15/10	1,130,000	1,119,088
		16,542,486
Thrifts & Mortgage Finance - 0.1%
Independence Community Bank Corp. 4.8625% 6/20/13 (f)	860,000	649,084
TOTAL FINANCIALS		86,012,201
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.75% 2/10/09	$ 2,230,000	$ 2,216,343
4.125% 8/15/09	675,000	673,711
5.125% 11/15/10	1,643,000	1,637,946
		4,528,000
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,600,000	2,645,375
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	3,939,246
Airlines - 0.8%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	153,597	149,373
6.978% 10/1/12	63,371	59,885
7.024% 4/15/11	2,000,000	1,920,000
Continental Airlines, Inc. pass-thru trust certificates:
6.32% 11/1/08	4,015,000	3,974,850
7.056% 3/15/11	749,000	735,893
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,550,413
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	462,371	454,857
6.201% 3/1/10	375,601	369,498
6.602% 9/1/13	908,323	895,833
7.186% 10/1/12	896,800	884,469
		10,995,071
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	1,265,000	1,255,185
5.625% 1/15/12	3,030,000	2,988,219
		4,243,404
Industrial Conglomerates - 0.3%
Covidien International Finance SA 5.15% 10/15/10	2,900,000	2,942,604
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (c)	980,000	995,015
		3,937,619
TOTAL INDUSTRIALS		25,760,715
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	$ 855,000	$ 810,113
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,461,261
TOTAL MATERIALS		2,271,374
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,788,584
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,786,340
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	4,019,056
Telecom Italia Capital SA 4% 1/15/10	3,450,000	3,399,899
Telefonica Emisiones SAU 5.984% 6/20/11	4,000,000	4,062,360
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,267,857
4.75% 1/27/10	2,455,000	2,468,039
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,640,578
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,520,930
		25,953,643
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 4.125% 3/1/09	3,925,000	3,925,977
Vodafone Group PLC:
5.5% 6/15/11	4,000,000	4,069,468
7.75% 2/15/10	950,000	993,953
		8,989,398
TOTAL TELECOMMUNICATION SERVICES		34,943,041
UTILITIES - 1.9%
Electric Utilities - 1.0%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,002,832
Entergy Corp. 7.75% 12/15/09 (c)	2,500,000	2,593,043
Exelon Corp. 4.45% 6/15/10	3,750,000	3,739,493
Pepco Holdings, Inc. 4% 5/15/10	1,125,000	1,110,218
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,283,300
Southern Co. 3.5113% 8/20/10 (f)	2,505,000	2,502,570
		13,231,456
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.125% 9/1/09	$ 3,035,000	$ 3,065,805
PSEG Power LLC 3.75% 4/1/09	1,415,000	1,416,071
		4,481,876
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
3.8638% 6/17/10 (f)	1,505,000	1,505,769
6.3% 9/30/66 (f)	1,680,000	1,526,132
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,663,288
KeySpan Corp. 7.625% 11/15/10	790,000	837,421
NiSource Finance Corp. 7.875% 11/15/10	780,000	810,528
NSTAR 8% 2/15/10	715,000	755,714
Sempra Energy 4.75% 5/15/09	1,055,000	1,060,241
		8,159,093
TOTAL UTILITIES		25,872,425
TOTAL NONCONVERTIBLE BONDS (Cost $225,820,940)		223,080,830
U.S. Government and Government Agency Obligations - 42.4%

U.S. Government Agency Obligations - 12.4%
Fannie Mae:
3% 7/12/10	33,000,000	32,920,206
4.75% 3/12/10 (b)	46,673,000	47,836,511
Freddie Mac:
3.875% 6/29/11	36,539,000	36,926,240
4.875% 2/9/10 (b)	50,860,000	52,147,063
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		169,830,020
U.S. Treasury Obligations - 30.0%
U.S. Treasury Notes:
2.125% 1/31/10	31,000,000	30,973,371
2.375% 8/31/10	54,390,000	54,398,485
2.625% 5/31/10	126,540,000	127,311,120
2.75% 7/31/10 (b)(d)	26,355,000	26,560,145
4.625% 8/31/11	5,709,000	6,038,158
4.75% 3/31/11 (b)(j)	27,918,000	29,470,939
4.875% 8/15/09	12,858,000	13,180,453
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 4/30/11 (b)	$ 61,705,000	$ 65,460,305
4.875% 5/31/11 (b)(e)	50,290,000	53,382,030
4.875% 7/31/11	5,824,000	6,201,197
TOTAL U.S. TREASURY OBLIGATIONS		412,976,203
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $579,236,843)		582,806,223
U.S. Government Agency - Mortgage Securities - 8.3%

Fannie Mae - 6.7%
3.71% 6/1/33 (f)	385,194	384,585
3.711% 10/1/33 (f)	114,193	115,081
3.74% 10/1/33 (f)	100,006	100,621
3.75% 1/1/34 (f)	94,058	95,191
3.811% 10/1/33 (f)	1,265,448	1,271,973
3.986% 10/1/18 (f)	62,565	63,293
3.993% 6/1/33 (f)	74,379	74,261
4.1% 8/1/33 (f)	151,796	151,977
4.106% 6/1/35 (f)	284,709	283,809
4.171% 1/1/35 (f)	245,812	247,189
4.25% 1/1/34 (f)	130,636	132,248
4.25% 2/1/34 (f)	117,064	118,492
4.25% 2/1/35 (f)	119,998	120,899
4.261% 8/1/34 (f)	2,612,024	2,619,199
4.268% 7/1/35 (f)	224,344	224,474
4.275% 11/1/34 (f)	785,860	786,537
4.28% 1/1/34 (f)	105,064	106,155
4.29% 2/1/35 (f)	809,776	815,060
4.295% 1/1/35 (f)	115,421	115,700
4.298% 1/1/34 (f)	717,068	726,507
4.302% 5/1/33 (f)	30,759	30,820
4.307% 3/1/33 (f)	60,739	61,187
4.328% 1/1/35 (f)	137,158	138,286
4.331% 7/1/35 (f)	364,729	365,161
4.366% 2/1/34 (f)	224,023	226,658
4.367% 8/1/35 (f)	200,417	201,083
4.378% 5/1/35 (f)	317,533	319,225
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.379% 2/1/35 (f)	$ 982,453	$ 990,180
4.381% 7/1/33 (f)	682,077	681,509
4.39% 2/1/35 (f)	215,998	217,963
4.39% 6/1/35 (f)	421,435	424,231
4.413% 10/1/34 (f)	582,862	588,133
4.426% 5/1/35 (f)	70,799	71,239
4.429% 3/1/35 (f)	182,378	183,790
4.443% 6/1/35 (f)	696,144	697,997
4.557% 5/1/35 (f)	2,099,299	2,120,311
4.564% 6/1/33 (f)	247,804	248,106
4.566% 9/1/35 (d)(f)	890,013	891,693
4.58% 7/1/35 (f)	1,993,955	1,998,790
4.581% 2/1/35 (f)	450,549	435,792
4.605% 10/1/35 (f)	42,030	42,516
4.628% 8/1/35 (f)	670,325	678,318
4.679% 8/1/35 (d)(f)	711,526	713,555
4.691% 10/1/34 (f)	619,703	624,585
4.692% 11/1/35 (d)(f)	782,918	785,559
4.731% 10/1/35 (f)	258,165	260,279
4.741% 7/1/35 (f)	614,755	621,853
4.749% 3/1/35 (f)	413,691	418,107
4.755% 10/1/35 (f)	627,964	630,829
4.761% 7/1/35 (f)	6,806,634	6,844,172
4.762% 1/1/35 (f)	546,870	552,077
4.764% 3/1/35 (f)	528,955	533,925
4.773% 1/1/35 (f)	797,296	804,718
4.776% 4/1/35 (f)	41,441	41,765
4.777% 12/1/34 (f)	109,648	110,604
4.783% 8/1/35 (f)	341,795	343,728
4.787% 1/1/34 (f)	70,723	71,257
4.813% 11/1/34 (f)	323,417	326,666
4.831% 1/1/35 (f)	2,211,897	2,232,675
4.84% 2/1/35 (f)	408,223	409,487
4.852% 1/1/35 (f)	710,974	718,063
4.894% 10/1/34 (f)	635,692	639,178
4.904% 7/1/35 (f)	1,419,208	1,428,309
4.905% 2/1/35 (f)	1,105,971	1,117,600
4.912% 2/1/35 (f)	29,727	29,943
4.919% 7/1/34 (f)	453,962	460,478
4.939% 8/1/34 (f)	1,005,259	1,016,183
4.947% 4/1/35 (f)	4,746,772	4,804,892
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.986% 4/1/33 (f)	$ 15,871	$ 15,952
5% 3/1/18 to 6/1/18	2,164,885	2,177,645
5.002% 9/1/34 (f)	1,484,889	1,501,438
5.029% 10/1/35 (f)	428,675	437,568
5.054% 7/1/35 (f)	1,665,100	1,679,458
5.093% 9/1/34 (f)	120,304	121,710
5.107% 1/1/36 (f)	774,773	786,605
5.13% 5/1/35 (f)	427,824	433,557
5.152% 9/1/35 (f)	2,240,093	2,263,133
5.154% 9/1/35 (f)	3,835,182	3,875,271
5.185% 3/1/35 (f)	60,898	61,696
5.189% 5/1/35 (f)	77,832	78,671
5.224% 5/1/36 (f)	644,290	654,753
5.281% 3/1/35 (f)	66,530	67,064
5.29% 2/1/36 (f)	1,299,806	1,318,270
5.293% 2/1/36 (f)	466,823	473,278
5.347% 2/1/36 (f)	136,463	137,995
5.391% 11/1/35 (f)	590,779	599,030
5.5% 7/1/13 to 6/1/19	8,140,650	8,291,254
5.528% 11/1/36 (f)	769,578	782,863
5.553% 5/1/36 (f)	1,749,351	1,783,018
5.756% 1/1/36 (f)	815,326	830,605
5.802% 3/1/36 (f)	394,277	402,220
5.927% 4/1/36 (f)	740,527	756,892
5.945% 2/1/35 (f)	27,874	28,217
6.05% 4/1/36 (f)	251,103	256,903
6.052% 1/1/35 (f)	92,088	92,982
6.06% 9/1/36 (f)	595,628	610,751
6.155% 4/1/36 (f)	519,468	531,979
6.214% 2/1/35 (f)	64,527	64,816
6.5% 6/1/11 to 3/1/35	5,983,951	6,216,187
6.549% 9/1/36 (f)	1,545,906	1,592,224
6.671% 9/1/36 (f)	5,481,556	5,639,562
7% 12/1/08 to 6/1/32	566,231	596,366
7.5% 5/1/12 to 10/1/14	54,737	57,602
11.5% 11/1/15	22,275	23,462
TOTAL FANNIE MAE		91,947,723
Freddie Mac - 1.5%
4.275% 6/1/35 (f)	190,010	190,226
4.309% 12/1/34 (f)	161,316	162,430
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.367% 2/1/35 (f)	$ 180,773	$ 181,782
4.406% 3/1/35 (f)	191,898	192,986
4.423% 2/1/34 (f)	122,929	122,947
4.429% 4/1/35 (f)	1,036,116	1,034,236
4.454% 3/1/35 (f)	170,795	171,869
4.53% 2/1/35 (f)	318,052	320,468
4.592% 1/1/35 (f)	1,958,711	1,978,377
4.617% 2/1/35 (f)	140,475	141,196
4.744% 4/1/35 (f)	1,193,560	1,196,692
4.754% 4/1/35 (f)	655,321	659,196
4.922% 9/1/35 (f)	734,737	738,558
4.935% 11/1/35 (f)	654,340	660,857
4.971% 4/1/35 (f)	1,220,254	1,222,459
5.035% 1/1/36 (f)	632,409	639,164
5.226% 8/1/36 (f)	482,183	491,105
5.302% 6/1/35 (f)	447,105	453,504
5.371% 6/1/37 (f)	852,698	867,785
5.382% 3/1/35 (f)	109,601	110,209
5.53% 12/1/35 (f)	964,859	969,637
5.574% 5/1/36 (f)	1,670,011	1,696,372
5.58% 2/1/35 (f)	225,691	227,132
5.722% 7/1/37 (f)	591,158	599,772
5.752% 1/1/37 (f)	1,026,773	1,043,919
5.83% 1/1/36 (f)	1,764,997	1,795,350
5.842% 1/1/35 (f)	222,646	222,735
5.843% 1/1/36 (f)	481,165	488,840
6.012% 6/1/35 (f)	293,375	299,677
6.092% 6/1/36 (f)	478,548	488,355
6.366% 8/1/34 (f)	349,183	351,522
6.715% 9/1/36 (f)	1,270,389	1,310,274
8.5% 5/1/26 to 7/1/28	140,193	152,400
12% 11/1/19	9,233	10,332
TOTAL FREDDIE MAC		21,192,363
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.1%
5.25% 7/20/34 (f)	$ 350,275	$ 351,482
7% 1/15/25 to 6/15/32	617,988	652,021
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,003,503
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $113,089,153)		114,143,589
Asset-Backed Securities - 11.0%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	614,153	404,957
Series 2004-4 Class A2D, 2.8219% 1/25/35 (f)	150,189	119,987
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 3.4469% 11/25/33 (f)	405,273	311,310
Series 2006-HE3 Class A2A, 2.5219% 6/25/36 (f)	13,745	13,722
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	2,835,000	2,497,626
American Express Credit Account Master Trust Series 2004-C Class C, 2.9669% 2/15/12 (c)(f)	132,486	129,276
AmeriCredit Automobile Receivables Trust:
Series 2004-CA Class A4, 3.61% 5/6/11	269,171	261,516
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,464,095
Series 2005-CF Class A4, 4.63% 6/6/12	2,595,745	2,523,145
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	3,843,938
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	907,722
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	1,240,000	1,180,145
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 3.1719% 11/25/34 (f)	1,370,000	1,027,127
Series 2004-R11 Class M1, 3.1319% 11/25/34 (f)	2,040,000	1,564,651
Series 2004-R9 Class M2, 3.1219% 10/25/34 (f)	1,515,000	1,017,750
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.8019% 6/25/32 (f)	93,681	79,483
Argent Securities, Inc.:
Series 2003-W7:
Class A2, 2.8619% 3/1/34 (f)	76,477	61,191
Class M1, 3.1619% 3/1/34 (f)	2,500,000	1,767,321
Series 2003-W9 Class M1, 3.1619% 3/25/34 (f)	1,544,402	1,160,285
Series 2004-W5 Class M1, 3.0719% 4/25/34 (f)	830,000	622,345
Arran Funding Ltd. Series 2005-A Class C, 2.7869% 12/15/10 (f)	3,530,000	3,399,390
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 3.5919% 6/25/34 (f)	$ 621,476	$ 433,564
Series 2004-HE6 Class A2, 2.8319% 6/25/34 (f)	569,601	432,363
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.1% 5/28/44 (f)	525,869	454,055
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.145% 2/28/44 (f)	391,914	313,532
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 3.1219% 9/25/34 (f)	906,926	651,550
Series 2007-HE3 Class 1A1, 2.5919% 4/25/37 (f)	718,993	659,339
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,370,000	2,386,259
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 2.8419% 6/15/10 (f)	1,240,000	1,229,732
Series 2006-1 Class B, 5.26% 10/15/10	500,000	495,281
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	908,492
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	665,391
Capital One Auto Finance Trust Series 2005-BSS Class D, 4.8% 9/15/12	1,220,000	1,204,733
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,310,899
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,753,164
Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	982,819
Capital Trust Ltd. Series 2004-1:
Class A2, 2.9206% 7/20/39 (c)(f)	645,000	496,650
Class B, 3.2206% 7/20/39 (c)(f)	340,000	227,800
Class C, 3.5706% 7/20/39 (c)(f)	435,000	226,200
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	5,593,896
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	826,201
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	783,164	788,808
Chase Credit Card Master Trust Series 2003-6 Class B, 2.8169% 2/15/11 (f)	2,150,000	2,148,316
Chase Issuance Trust:
Series 2006-3 Class C, 2.6969% 6/15/11 (f)	2,905,000	2,852,954
Series 2007-15 Class A, 4.96% 9/17/12	6,510,000	6,580,669
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	548,026	550,404
Class B, 5.23% 2/20/13	192,472	193,332
Class D, 5.48% 2/20/13	214,327	214,040
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust: - continued
Series 2006-VT2 Class A3, 5.07% 2/20/10	$ 3,088,764	$ 3,104,425
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,251,919
Series 2007-B6 Class B6, 5.03% 11/8/12	3,410,000	3,281,238
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.8819% 12/25/33 (c)(f)	648,630	522,046
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	765,302
Series 2007-A Class A3, 4.98% 10/15/10	2,195,854	2,208,801
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 2.7219% 7/25/34 (f)	86,799	63,458
Series 2004-3 Class 3A4, 2.7219% 8/25/34 (f)	353,660	276,241
Series 2004-4 Class A, 2.8419% 8/25/34 (f)	53,139	33,769
CPS Auto Receivables Trust:
Series 2006-B Class A3, 5.73% 6/15/16 (c)	553,767	550,251
Series 2007-C Class A3, 5.45% 5/15/12 (c)	934,994	890,290
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	705,092	658,380
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	974,000	909,473
Discover Card Master Trust I Series 2003-4 Class B1, 2.7969% 5/16/11 (f)	1,775,000	1,762,593
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	256,994	254,424
Class E, 6.971% 3/8/10 (c)	865,000	851,602
Drive Auto Receivables Trust:
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	208,431	208,490
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	2,355,000	2,227,051
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 2.7325% 5/28/35 (f)	159,655	117,323
Class AB3, 2.8806% 5/28/35 (f)	62,502	42,747
Fieldstone Mortgage Investment Corp. Series 2006-2 Class M1, 2.7819% 7/25/36 (f)	1,430,000	150,293
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 2.5819% 4/25/36 (f)	523,215	504,248
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	341,243	335,949
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	1,730,114
Series 2006-C Class B, 5.3% 6/15/12	750,000	693,633
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2007-A:
Class B, 5.6% 10/15/12	$ 490,000	$ 451,489
Class C, 5.8% 2/15/13	775,000	625,241
Fosse Master Issuer PLC Series 2007-1A Class C2, 3.335% 10/18/54 (c)(f)	785,000	660,860
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,418,636
Class C, 5.43% 2/16/15	1,845,000	1,224,975
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.1469% 2/25/34 (f)	93,578	63,458
Class M2, 2.9719% 2/25/34 (f)	150,000	114,147
Series 2004-D:
Class M4, 3.4219% 11/25/34 (f)	155,841	116,270
Class M5, 3.4719% 11/25/34 (f)	66,415	40,640
Series 2006-3 Class 2A1, 2.5419% 2/25/37 (f)	33,076	32,022
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,091,700	940,576
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (c)(h)	41,199,802	276,039
Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(h)	87,772,307	339,652
GE Capital Credit Card Master Note Trust Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,111,480
Greenpoint Credit LLC Series 2001-1 Class 1A, 2.8106% 4/20/32 (f)	263,888	261,320
GSAMP Trust Series 2003-HE2 Class M1, 3.1219% 8/25/33 (f)	319,627	274,746
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 2.6119% 10/25/35 (f)	529,305	504,907
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.5519% 5/25/30 (c)(f)	944,478	689,469
Series 2006-3:
Class B, 2.8719% 9/25/46 (c)(f)	700,000	462,000
Class C, 3.0219% 9/25/46 (c)(f)	1,750,000	945,000
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.2319% 6/25/32 (f)	5,664	2,991
Series 2003-3 Class A4, 3.3919% 2/25/33 (f)	493	335
Series 2003-5 Class A2, 3.1719% 12/25/33 (f)	39,981	32,004
Series 2003-7 Class A2, 3.2319% 3/25/34 (f)	4,243	2,829
Series 2003-8 Class M1, 3.5519% 4/25/34 (f)	624,684	408,226
Series 2004-1 Class M2, 3.6719% 6/25/34 (f)	423,056	300,962
Series 2004-3 Class M2, 4.1613% 8/25/34 (f)	436,030	307,712
Series 2006-8 Class 2A1, 2.5219% 3/25/37 (f)	52,071	48,304
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	$ 3,500,000	$ 3,472,529
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9306% 1/20/35 (f)	198,522	161,266
Class M2, 2.9606% 1/20/35 (f)	148,892	119,393
Series 2005-3 Class A1, 2.7181% 1/20/35 (f)	1,274,157	1,029,678
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	608,196	609,079
Class C, 4.22% 2/15/12	46,152	45,908
Series 2006-B Class C, 5.25% 5/15/13	620,000	599,824
Series 2007-A Class A3A, 5.04% 1/17/12	2,090,000	2,113,257
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	248,305	239,576
Class C, 5.61% 12/15/14 (c)	917,295	909,967
Lancer Funding Ltd. Series 2006-1A Class A3, 4.4913% 4/6/46 (c)(f)	343,977	3,440
Long Beach Mortgage Loan Trust Series 2005-WL1 Class M2, 3.0219% 6/25/35 (f)	1,090,000	915,522
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	629,182	580,183
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	151,108	137,646
Class C, 6.125% 4/20/28 (c)	151,108	132,401
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (c)(f)	1,620,000	1,556,172
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 Class M1, 3.1219% 7/25/34 (f)	972,768	843,197
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 2.8119% 8/25/34 (f)	131,511	86,036
Series 2006-HE6 Class A2A, 2.5119% 9/25/36 (f)	985,674	950,713
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 3.4519% 2/25/33 (f)	79,980	61,921
Series 2002-HE2 Class M1, 3.9719% 8/25/32 (f)	573,040	416,093
Series 2002-NC1 Class M1, 3.6719% 2/25/32 (c)(f)	479,825	360,165
Series 2003-NC1 Class M1, 4.0363% 11/25/32 (f)	411,756	305,697
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5719% 4/25/37 (f)	90,571	83,650
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.5219% 11/25/36 (f)	145,575	142,413
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(f)(h)	1,725,000	212,997
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (h)	$ 1,410,000	$ 153,280
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	1,885,000	457,867
Series 2005-2 Class AIO, 7.73% 3/25/12 (h)	1,265,000	138,935
Series 2005-3W Class AIO1, 4.8% 7/25/12 (h)	4,090,000	350,104
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	900,000	72,211
Series 2006-2 Class AIO, 6% 8/25/11 (h)	700,000	115,529
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	5,140,000	993,511
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	880,000	166,531
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,159,078
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (f)	91,619	90,612
Newcastle CDO VIII Series 2006-8A Class 4, 3.0719% 11/1/52 (c)(f)	1,000,000	400,000
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	502,370	502,980
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	235,689	225,326
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,697,937
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.1519% 9/25/34 (f)	380,000	299,959
Class M3, 3.7219% 9/25/34 (f)	730,000	423,639
Class M4, 3.9219% 9/25/34 (f)	1,000,000	235,194
Series 2004-WHQ2 Class A3E, 2.8919% 2/25/35 (f)	176,824	132,065
Series 2004-WWF1 Class M4, 3.5719% 1/25/35 (f)	1,905,000	528,456
Series 2005-WHQ2 Class M7, 3.7219% 5/25/35 (f)	362,000	20,815
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (c)	510,813	509,697
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	1,420,000	1,270,020
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	210,743	175,740
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	3,175,000	3,126,584
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	665,406	565,596
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 2.9763% 6/15/21 (f)	1,800,000	1,593,796
Series 2004-A:
Class B, 3.3563% 6/15/33 (f)	400,000	276,110
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust: - continued
Series 2004-A:
Class C, 3.7263% 6/15/33 (f)	$ 1,020,000	$ 816,000
Series 2004-B Class C, 3.6463% 9/15/33 (f)	1,900,000	1,363,640
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9169% 3/15/11 (c)(f)	2,520,000	2,515,668
Swift Master Auto Receivables Trust Series 2007-2 Class A, 3.1169% 10/15/12 (f)	1,515,000	1,377,499
Terwin Mortgage Trust Series 2003-4HE Class A1, 2.9019% 9/25/34 (f)	83,246	61,862
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	3,615,000	2,617,647
Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	3,012,585	3,000,817
Class D, 5.54% 12/20/12 (c)	2,245,000	1,744,792
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	1,521,513
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	1,500,000	1,308,806
WFS Financial Owner Trust:
Series 2005-1 Class D, 4.09% 8/15/12	40,701	40,588
Series 2005-3 Class C, 4.54% 5/17/13	850,000	768,482
Whinstone Capital Management Ltd. Series 1A Class B3, 3.7% 10/25/44 (c)(f)	1,163,625	884,006
TOTAL ASSET-BACKED SECURITIES (Cost $174,718,195)		151,779,390
Collateralized Mortgage Obligations - 6.1%

Private Sponsor - 3.5%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3889% 11/25/33 (f)	570,871	545,111
Series 2004-A:
Class 2A1, 3.5464% 2/25/34 (f)	386,144	352,633
Class 2A2, 4.0974% 2/25/34 (f)	1,662,885	1,542,776
Series 2004-D Class 2A1, 3.6153% 5/25/34 (f)	200,807	184,035
Series 2004-J Class 2A1, 4.7623% 11/25/34 (f)	665,732	619,515
Series 2005-H:
Class 1A1, 4.9261% 9/25/35 (f)	197,298	181,915
Class 2A2, 4.8029% 9/25/35 (f)	239,500	216,409
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.7519% 1/25/35 (f)	278,514	160,879
Series 2005-2 Class 1A1, 2.7219% 3/25/35 (f)	634,662	385,259
Series 2005-5 Class 1A1, 2.6919% 7/25/35 (f)	555,339	338,211
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (f)	$ 304,823	$ 288,058
Series 2007-A2 Class 2A1, 4.2836% 7/25/37 (f)	713,406	655,839
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.2965% 8/25/34 (f)	2,546,152	2,323,402
Class A4, 4.4034% 8/25/34 (f)	1,761,714	1,604,152
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	385,992	347,749
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.8719% 1/25/34 (f)	85,450	58,365
Series 2004-2 Class 7A3, 2.8719% 2/25/35 (f)	243,238	198,424
Series 2004-4 Class 5A2, 2.8719% 3/25/35 (f)	66,734	49,584
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.2119% 5/25/34 (f)	36,577	32,380
Series 2004-AR5 Class 11A2, 3.2119% 6/25/34 (f)	54,828	47,309
Series 2004-AR8 Class 8A2, 2.8519% 9/25/34 (f)	59,898	51,579
Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (f)	656,901	610,928
Granite Master Issuer PLC floater Series 2006-2 Class C1, 3.2563% 12/20/54 (f)	2,575,000	1,524,843
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (f)	689,069	640,795
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 2.9306% 7/15/40 (f)	3,175,000	3,150,721
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.9219% 10/25/34 (f)	593,026	469,579
Impac CMB Trust floater Series 2004-9:
Class M2, 3.4469% 1/25/35 (f)	148,067	74,526
Class M3, 3.5219% 1/25/35 (f)	109,761	54,689
Class M4, 4.0469% 1/25/35 (f)	55,986	22,028
JPMorgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (f)	3,631,595	3,423,360
Series 2007-A1 Class 1A1, 4.2014% 7/25/35 (f)	291,903	271,707
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.8619% 9/26/45 (c)(f)	348,984	188,653
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.7419% 3/25/35 (f)	95,892	66,141
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	192,015	181,290
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2428% 8/25/17 (f)	611,312	588,624
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 2.8619% 3/25/28 (f)	$ 404,861	$ 358,062
Series 2003-F Class A2, 5.7613% 10/25/28 (f)	474,193	442,818
Series 2004-B Class A2, 3.0788% 6/25/29 (f)	538,313	512,704
Series 2004-C Class A2, 3.1088% 7/25/29 (f)	404,448	383,243
Series 2004-D Class A2, 2.8575% 9/25/29 (f)	399,339	368,489
MortgageIT Trust floater Series 2004-2:
Class A1, 2.8419% 12/25/34 (f)	513,292	417,496
Class A2, 2.9219% 12/25/34 (f)	693,895	545,912
Permanent Financing No. 4 PLC Class 3C, 3.4956% 6/10/42 (f)	1,215,000	1,156,712
Permanent Financing No. 5 PLC floater Series 3 Class C, 3.5156% 6/10/42 (f)	1,935,000	1,832,673
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7027% 10/25/35 (f)	924,823	852,460
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	429,641	358,781
Series 2005-AR5 Class 1A1, 5.0006% 9/19/35 (f)	417,308	395,490
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	275,918	235,781
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	1,370,000	1,296,576
Class E, 6.706% 11/15/35 (c)	365,000	342,016
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (f)	150,074	121,968
Series 2004-3 Class A, 2.6325% 5/20/34 (f)	341,972	299,698
Series 2004-4 Class A, 3.1419% 5/20/34 (f)	296,808	253,527
Series 2004-5 Class A3, 3.1663% 6/20/34 (f)	330,356	266,914
Series 2004-6 Class A3A, 3.4913% 6/20/35 (f)	230,974	196,968
Series 2004-7 Class A3A, 3.4094% 8/20/34 (f)	276,396	236,364
Series 2004-8 Class A2, 3.5063% 9/20/34 (f)	422,191	335,598
Series 2005-1 Class A2, 3.3344% 2/20/35 (f)	351,886	274,177
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 2.6719% 6/25/35 (f)	231,696	194,299
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.8719% 9/25/33 (c)(f)	153,313	138,527
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (c)(f)	1,524,078	1,187,393
WaMu Mortgage pass-thru certificates:
sequential payer Series 2004-RA2 Class 2A, 7% 7/25/33	161,333	152,089
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2003-AR10 Class A7, 4.0567% 10/25/33 (f)	$ 920,000	$ 852,866
Series 2004-AR7 Class A6, 3.9397% 7/25/34 (f)	335,000	329,711
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,180,089	1,111,820
Series 2004-EE Class 2A2, 4.0025% 12/25/34 (f)	1,119,412	1,015,670
Series 2004-V Class 1A2, 3.8338% 10/25/34 (f)	715,201	672,234
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (f)	168,946	154,150
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,598,718	3,278,955
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (f)	312,204	285,327
Series 2005-AR4 Class 2A2, 4.5301% 4/25/35 (f)	6,154,454	5,636,144
TOTAL PRIVATE SPONSOR		47,945,080
U.S. Government Agency - 2.6%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	662,958	684,010
Series 2006-64 Class PA, 5.5% 2/25/30	4,054,037	4,129,050
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	5,242,185	5,394,512
Series 2006-54 Class PE, 6% 2/25/33	1,741,463	1,795,972
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,072,833	1,093,808
Series 2003-76 Class BA, 4.5% 3/25/18	2,666,345	2,668,719
Series 2004-3 Class BA, 4% 7/25/17	110,558	109,269
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	479,399	489,571
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,564,596	1,589,603
Series 2690 Class PD, 5% 2/15/27	2,959,609	2,994,659
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,225,461
Series 2901 Class UM, 4.5% 1/15/30	3,688,323	3,681,003
sequential payer:
Series 2523 Class JB, 5% 6/15/15	31,309	31,264
Series 2609 Class UJ, 6% 2/15/17	1,015,541	1,052,536
Series 2635 Class DG, 4.5% 1/15/18	3,078,672	3,062,847
Series 2780 Class A, 4% 12/15/14	2,621,532	2,605,843
Series 2786 Class GA, 4% 8/15/17	1,292,137	1,275,231
Series 2970 Class YA, 5% 9/15/18	1,049,867	1,061,589
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 1803 Class A, 6% 12/15/08	$ 31,740	$ 31,698
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	87,475	88,186
TOTAL U.S. GOVERNMENT AGENCY		36,064,831
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,156,083)		84,009,911
Commercial Mortgage Securities - 5.0%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9909% 2/3/11 (c)(f)(h)	14,666,967	324,250
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4299% 2/14/43 (f)(h)	4,484,883	181,102
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	596,430	590,127
Series 2007-3 Class A1, 5.6585% 6/10/49 (f)	1,356,939	1,325,671
Series 2006-6 Class XP, 0.4287% 10/10/45 (f)(h)	33,411,144	550,823
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.7752% 7/11/43 (c)(f)(h)	5,831,497	126,495
Series 2004-6 Class XP, 0.5097% 12/10/42 (f)(h)	11,808,936	137,521
Series 2005-4 Class XP, 0.1778% 7/10/45 (f)(h)	15,943,083	100,819
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.0519% 12/25/33 (c)(f)	1,090,880	910,884
Series 2004-1:
Class A, 2.8319% 4/25/34 (c)(f)	483,317	425,319
Class B, 4.3719% 4/25/34 (c)(f)	60,415	34,738
Class M1, 3.0319% 4/25/34 (c)(f)	30,207	24,015
Class M2, 3.6719% 4/25/34 (c)(f)	30,207	22,202
Series 2004-2:
Class A, 2.9019% 8/25/34 (c)(f)	522,158	454,278
Class M1, 3.0519% 8/25/34 (c)(f)	168,383	135,549
Series 2004-3:
Class A1, 2.8419% 1/25/35 (c)(f)	626,783	554,703
Class A2, 2.8919% 1/25/35 (c)(f)	97,935	84,224
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class A2, 2.8619% 1/25/36 (c)(f)	$ 1,080,842	$ 859,269
Class B1, 3.8719% 1/25/36 (c)(f)	67,553	34,790
Class M1, 2.9219% 1/25/36 (c)(f)	337,763	251,634
Class M2, 2.9419% 1/25/36 (c)(f)	135,105	96,600
Class M3, 2.9719% 1/25/36 (c)(f)	135,105	92,547
Class M4, 3.0819% 1/25/36 (c)(f)	67,553	44,247
Class M5, 3.1219% 1/25/36 (c)(f)	67,553	42,896
Class M6, 3.1719% 1/25/36 (c)(f)	67,553	40,194
Series 2007-1:
Class A2, 2.7419% 3/25/37 (c)(f)	447,248	353,326
Class B1, 3.1419% 3/25/37 (c)(f)	142,116	65,374
Class B2, 3.6219% 3/25/37 (c)(f)	104,497	47,546
Class B3, 5.8219% 3/25/37 (c)(f)	292,592	131,667
Class M1, 2.7419% 3/25/37 (c)(f)	121,217	88,488
Class M2, 2.7619% 3/25/37 (c)(f)	91,958	64,370
Class M3, 2.7919% 3/27/37 (c)(f)	79,418	52,813
Class M4, 2.8419% 3/25/37 (c)(f)	58,518	34,233
Class M5, 2.8919% 3/25/37 (c)(f)	100,317	54,171
Class M6, 2.9719% 3/25/37 (c)(f)	137,936	68,279
Series 2007-3:
Class B1, 3.4219% 7/25/37 (c)(f)	98,153	49,067
Class B2, 4.0719% 7/25/37 (c)(f)	253,563	136,924
Class B3, 6.4719% 7/25/37 (c)(f)	130,871	63,839
Class M1, 2.7819% 7/25/37 (c)(f)	85,884	51,788
Class M2, 2.8119% 7/25/37 (c)(f)	89,974	52,563
Class M3, 2.8419% 7/25/37 (c)(f)	147,230	81,197
Class M4, 2.9719% 7/25/37 (c)(f)	233,114	137,537
Class M5, 3.0719% 7/25/37 (c)(f)	114,512	61,550
Class M6, 3.2719% 7/25/37 (c)(f)	89,974	46,651
Series 2007-4A:
Class A2, 3.0219% 9/25/37 (c)(f)	1,005,534	855,609
Class B1, 5.0219% 9/25/37 (c)(f)	136,264	61,319
Class B2, 5.9219% 9/25/37 (c)(f)	516,863	227,420
Class M1, 3.4219% 9/25/37 (c)(f)	126,866	86,904
Class M2, 3.5219% 9/25/37 (c)(f)	126,866	80,560
Class M4, 4.0719% 9/25/37 (c)(f)	338,311	196,220
Class M5, 4.2219% 9/25/37 (c)(f)	338,311	182,688
Class M6, 4.4219% 9/25/37 (c)(f)	338,311	174,230
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(h)	5,314,424	95,660
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(h)	13,976,628	1,013,306
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	$ 625,000	$ 629,231
Series 2007-PW17 Class A1, 5.282% 6/11/50	1,698,700	1,653,415
Series 2002-TOP8 Class X2, 2.0748% 8/15/38 (c)(f)(h)	6,423,473	237,271
Series 2003-PWR2 Class X2, 0.4918% 5/11/39 (c)(f)(h)	17,248,594	200,046
Series 2004-PWR6 Class X2, 0.6297% 11/11/41 (c)(f)(h)	6,942,356	136,662
Series 2005-PWR9 Class X2, 0.3877% 9/11/42 (c)(f)(h)	45,738,578	585,422
Series 2007-T28 Class A1, 5.422% 9/11/42	740,616	723,786
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0004% 5/15/35 (c)(f)(h)	38,063,256	1,596,228
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	856,493	849,161
Series 2004-C2 Class XP, 0.9038% 10/15/41 (c)(f)(h)	8,509,688	192,610
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4279% 10/15/48 (f)(h)	62,144,290	1,102,632
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (f)	726,994	710,847
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 2.9669% 6/15/22 (c)(f)	510,149	391,212
Series 2004-LBN2 Class X2, 0.8733% 3/10/39 (c)(f)(h)	2,611,382	41,378
Series 2005-LP5 Class XP, 0.3567% 5/10/43 (f)(h)	15,852,337	126,822
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	470,448	473,887
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6675% 12/15/39 (f)(h)	47,166,271	1,245,968
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	151,720	151,352
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	17,078,741	373,538
Series 2003-C3 Class ASP, 1.6974% 5/15/38 (c)(f)(h)	16,672,414	435,168
Series 2004-C1 Class ASP, 0.6687% 1/15/37 (c)(f)(h)	11,393,170	237,783
Series 2005-C1 Class ASP, 0.3428% 2/15/38 (c)(f)(h)	17,184,486	159,288
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2005-C2 Class ASP, 0.554% 4/15/37 (c)(f)(h)	$ 14,277,674	$ 224,896
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,701,240	1,756,703
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,292,254
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0565% 5/15/33 (c)(f)(h)	10,520,087	240,301
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.25% 9/13/28 (c)(f)	1,490,000	1,484,391
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	735,000	696,479
Class C, 5.707% 2/15/36	910,000	859,586
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,945,598	1,886,556
Series 2004-C3 Class X2, 0.6614% 12/10/41 (f)(h)	10,352,560	147,788
Series 2006-C1 Class XP, 0.1428% 11/10/45 (f)(h)	21,200,332	129,271
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.9288% 1/5/36 (c)(f)(h)	16,862,938	289,073
Series 2005-GG3 Class XP, 0.967% 8/10/42 (c)(f)(h)	46,595,085	826,769
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(h)	98,860,000	1,405,671
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.7813% 3/1/20 (c)(f)	720,000	662,400
Class D, 2.8313% 3/1/20 (c)(f)	215,000	197,800
Class E, 2.9013% 3/1/20 (c)(f)	360,000	331,200
Class F, 2.9413% 3/1/20 (c)(f)	180,000	165,600
Class G, 2.9813% 3/1/20 (c)(f)	90,000	82,800
Class H, 3.1113% 3/1/20 (c)(f)	150,000	136,500
Class J, 3.3113% 3/1/20 (c)(f)	215,000	195,650
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	324,780	336,904
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,275,000	1,359,525
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	136,662	138,768
Class B, 7.3% 8/3/15 (c)	505,000	518,237
Class D, 7.97% 8/3/15 (c)	425,000	438,030
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	$ 671,742	$ 674,490
Series 2002-C3 Class X2, 1.1412% 7/12/35 (c)(f)(h)	5,073,401	62,600
Series 2003-CB7 Class X2, 0.7263% 1/12/38 (c)(f)(h)	3,434,612	49,263
Series 2003-LN1 Class X2, 0.6148% 10/15/37 (c)(f)(h)	21,117,898	244,076
Series 2004-C1 Class X2, 0.9642% 1/15/38 (c)(f)(h)	3,281,380	61,908
Series 2004-CB8 Class X2, 1.0972% 1/12/39 (c)(f)(h)	4,040,551	87,751
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2006-LDP9 Class A1, 5.17% 5/15/47 (f)	1,070,726	1,057,834
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	1,018,354	1,016,644
Series 1999-C1 Class A2, 6.78% 6/15/31	2,203,376	2,216,834
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	706,132	701,066
Series 2006-C7 Class A1, 5.279% 11/15/38	332,747	329,808
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	451,842	446,827
Series 2007-C2 Class A1, 5.226% 2/15/40	412,451	406,672
Series 2002-C4 Class XCP, 1.3935% 10/15/35 (c)(f)(h)	10,258,484	138,975
Series 2002-C7 Class XCP, 0.9862% 1/15/36 (c)(f)(h)	7,619,392	88,838
Series 2003-C1 Class XCP, 1.2934% 12/15/36 (c)(f)(h)	4,200,213	77,944
Series 2004-C2 Class XCP, 1.0469% 3/1/36 (c)(f)(h)	9,165,793	155,783
Series 2004-C6 Class XCP, 0.6582% 8/15/36 (c)(f)(h)	13,611,342	156,383
Series 2005-C7 Class XCP, 0.2035% 11/15/40 (f)(h)	84,063,748	516,168
Series 2006-C1 Class XCP, 0.3452% 2/15/41 (f)(h)	58,930,010	717,868
Series 2006-C6 Class XCP, 0.644% 9/15/39 (f)(h)	27,698,159	665,058
Series 2007-C1 Class XCP, 0.4578% 2/15/40 (f)(h)	10,776,736	203,491
Series 2007-C2 Class XCP, 0.508% 2/17/40 (f)(h)	49,695,301	1,068,220
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (c)(f)(h)	11,900,343	154,521
Series 2001-WM, 6.754% 7/14/16 (c)	1,085,000	1,063,418
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5305% 7/12/34 (c)(f)(h)	3,931,968	51,692
Series 2005-MCP1 Class XP, 0.5559% 6/12/43 (f)(h)	13,528,878	263,130
Series 2005-MKB2 Class XP, 0.2587% 9/12/42 (f)(h)	6,727,150	49,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	$ 480,130	$ 472,641
Series 2007-8 Class A1, 4.622% 8/12/49	746,458	722,262
Series 2006-4 Class XP, 0.6464% 12/12/49 (f)(h)	21,455,484	556,257
Morgan Stanley Capital I Trust:
sequential payer:
Series 2003-IQ5 Class X2, 0.9118% 4/15/38 (c)(f)(h)	6,282,349	133,073
Series 2006-HQ8 Class A1, 5.124% 3/12/44	258,974	257,897
Series 2006-T23 Class A1, 5.682% 8/12/41	549,713	548,318
Series 2007-HQ11 Class A1, 5.246% 2/20/44	763,553	752,445
Series 2003-IQ6 Class X2, 0.581% 12/15/41 (c)(f)(h)	13,194,419	207,313
Series 2005-HQ5 Class X2, 0.2998% 1/14/42 (f)(h)	14,114,670	107,806
Series 2005-IQ9 Class X2, 1.0461% 7/15/56 (c)(f)(h)	13,414,166	376,423
Series 2005-TOP17 Class X2, 0.5903% 12/13/41 (f)(h)	9,545,704	189,964
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3264% 3/12/35 (c)(f)(h)	9,955,515	291,361
Series 2003-TOP9 Class X2, 1.437% 11/13/36 (c)(f)(h)	6,387,240	174,840
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,081,180
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.9519% 3/24/18 (c)(f)	405,813	361,173
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	3,706,021	3,656,693
Series 2007-C30 Class A1, 5.031% 12/15/43	728,486	715,232
Series 2007-C31 Class A1, 5.14% 4/15/47	501,094	492,140
Series 2005-C18 Class XP, 0.3284% 4/15/42 (f)(h)	20,504,161	207,525
Series 2005-C20 Class A3SF, 2.5881% 7/15/42 (f)	1,404,234	1,369,627
Series 2006-C23 Class X, 0.0798% 1/15/45 (c)(f)(h)	267,583,428	1,280,547
Series 2006-C24 Class XP, 0.0763% 3/15/45 (c)(f)(h)	45,494,975	214,868
Series 2007-C30 Class XP, 0.4354% 12/15/43 (c)(f)(h)	51,571,126	980,171
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $74,594,117)		67,993,797
Fixed-Income Funds - 6.0%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (g)	74,591	$ 6,291,778
Fidelity Ultra-Short Central Fund (g)	932,372	76,202,764
TOTAL FIXED-INCOME FUNDS (Cost $100,136,181)		82,494,542
Cash Equivalents - 27.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 87,735,669	87,715,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (a)	289,692,866	289,624,000
TOTAL CASH EQUIVALENTS (Cost $377,339,000)		377,339,000
TOTAL INVESTMENT PORTFOLIO - 122.5% (Cost $1,734,090,512)		1,683,647,282
NET OTHER ASSETS - (22.5)%		(308,939,143)
NET ASSETS - 100%		$ 1,374,708,139
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
214 Eurodollar 90 Day Index Contracts	Sept. 2008	$ 212,489,963	$ 734,288
163 Eurodollar 90 Day Index Contracts	Dec. 2008	161,787,688	403,286
149 Eurodollar 90 Day Index Contracts	March 2009	147,897,400	269,804
43 Eurodollar 90 Day Index Contracts	June 2009	42,668,363	41,216
43 Eurodollar 90 Day Index Contracts	Sept. 2009	42,646,325	33,678
TOTAL EURODOLLAR CONTRACTS			1,482,272
Sold
Eurodollar Contracts
37 Eurodollar 90 Day Index Contracts	Dec. 2010	36,601,788	6,326
28 Eurodollar 90 Day Index Contracts	March 2011	27,693,050	4,088
TOTAL EURODOLLAR CONTRACTS			10,414
			$ 1,492,686
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 118,132	$ (95,678)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	129,521	(97,691)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.8763% 11/25/34

	Dec. 2034	$ 163,631	$ (140,070)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.635% 8/25/34	Sept. 2034	105,811	(97,926)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	155,658	(141,545)
Receive from Credit Suisse First Boston upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12, and pay quarterly notional amount multiplied by 3.25%	Sept. 2013	700,000	1,872
Receive from Deutsche Bank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12, and pay quarterly notional amount multiplied by 3.85%	Sept. 2013	400,000	(8,479)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	94,175	(45,914)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	(168,207)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 326,501	$ (68,873)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	(311,025)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	31,876	(28,412)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	73,428	(56,193)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	1,009	(887)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	266,194	(248,605)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	(270,647)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 1,000,000	$ (1,471)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	(801)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	(8,917)
		$ 9,894,936	$ (1,789,469)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,809,685 or 6.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,273,781.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,024,794 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,283,850
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,056,070.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$87,715,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 2,541,962
Banc of America Securities LLC	6,871,782
Bank of America, NA	25,419,617
Barclays Capital, Inc.	45,755,173
Greenwich Capital Markets, Inc.	2,541,962
ING Financial Markets LLC	3,313,523
RBC Capital Markets Corp.	1,270,981
$ 87,715,000
$289,624,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 92,115,632
Bank of America, NA	197,508,368
$ 289,624,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 600,838
Fidelity Corporate Bond 1-5 Year Central Fund	617,094
Fidelity Ultra-Short Central Fund	4,279,349
Total	$ 5,497,281
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 16,569,600	$ 600,837	$ 9,102,455	$ 6,291,778	0.4%
Fidelity Corporate Bond 1-5 Year Central Fund	21,521,310	603,401	22,299,575	-	0.0%
Fidelity Ultra-Short Central Fund	118,673,581	297,825	27,195,061	76,202,764	2.1%
Total	$ 156,764,491	$ 1,502,063	$ 58,597,091	$ 82,494,542
Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $13,532,123 of which $6,438,298, $4,621,616, $1,110,250 and $1,361,959 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $22,088,797 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $281,044,960 and repurchase agreements of $377,339,000) - See accompanying schedule: Unaffiliated issuers (cost $1,633,954,331)	$ 1,601,152,740
Fidelity Central Funds (cost $100,136,181)	82,494,542
Total Investments (cost $1,734,090,512)		$ 1,683,647,282
Receivable for investments sold		58,268,631
Receivable for swap agreements		5,468
Receivable for fund shares sold		1,101,803
Interest receivable		10,352,813
Distributions receivable from Fidelity Central Funds		196,547
Prepaid expenses		1,258
Total assets		1,753,573,802

Liabilities
Payable to custodian bank	$ 25,909
Payable for investments purchased Regular delivery	54,381,540
Delayed delivery	28,993,395
Payable for fund shares redeemed	2,655,603
Distributions payable	371,538
Unrealized depreciation on swap agreements	1,789,469
Accrued management fee	364,089
Distribution fees payable	175,644
Payable for daily variation on futures contracts	38,087
Other affiliated payables	253,994
Other payables and accrued expenses	192,395
Collateral on securities loaned, at value	289,624,000
Total liabilities		378,865,663

Net Assets		$ 1,374,708,139
Net Assets consist of:
Paid in capital		$ 1,463,321,810
Distributions in excess of net investment income		(116,083)
Accumulated undistributed net realized gain (loss) on investments		(37,757,575)
Net unrealized appreciation (depreciation) on investments		(50,740,013)
Net Assets		$ 1,374,708,139

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($342,015,407 ÷ 38,269,155 shares)	$ 8.94

Maximum offering price per share (100/98.50 of $8.94)	$ 9.08
Class T: Net Asset Value and redemption price per share ($334,850,024 ÷ 37,439,779 shares)	$ 8.94

Maximum offering price per share (100/98.50 of $8.94)	$ 9.08
Class B: Net Asset Value and offering price per share ($11,616,857 ÷ 1,297,539 shares)A	$ 8.95

Class C: Net Asset Value and offering price per share ($97,149,631 ÷ 10,858,372 shares)A	$ 8.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($589,076,220 ÷ 65,870,590 shares)	$ 8.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2008

Investment Income
Dividends		$ 55,414
Interest		59,661,051
Income from Fidelity Central Funds		5,497,281
Total income		65,213,746

Expenses
Management fee	$ 4,316,458
Transfer agent fees	2,881,075
Distribution fees	2,530,749
Accounting and security lending fees	487,457
Custodian fees and expenses	46,491
Independent trustees' compensation	5,777
Registration fees	111,974
Audit	155,616
Legal	6,442
Miscellaneous	113,403
Total expenses before reductions	10,655,442
Expense reductions	(27,594)	10,627,848
Net investment income		54,585,898
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,557,294)
Fidelity Central Funds	(6,397,306)
Futures contracts	2,091,136
Swap agreements	(12,584,028)
Total net realized gain (loss)		(24,447,492)
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,290,537)
Futures contracts	1,476,699
Swap agreements	8,351,412
Total change in net unrealized appreciation (depreciation)		(22,462,426)
Net gain (loss)		(46,909,918)
Net increase (decrease) in net assets resulting from operations		$ 7,675,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 54,585,898	$ 59,443,592
Net realized gain (loss)	(24,447,492)	(5,074,384)
Change in net unrealized appreciation (depreciation)	(22,462,426)	(19,052,107)
Net increase (decrease) in net assets resulting from operations	7,675,980	35,317,101
Distributions to shareholders from net investment income	(54,115,364)	(57,472,140)
Share transactions - net increase (decrease)	(18,385,435)	157,600,679
Total increase (decrease) in net assets	(64,824,819)	135,445,640

Net Assets
Beginning of period	1,439,532,958	1,304,087,318
End of period (including distributions in excess of net investment income of $116,083 and distributions in excess of net investment income of $971,192, respectively)	$ 1,374,708,139	$ 1,439,532,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44
Income from Investment Operations
Net investment income E	.364	.414	.305	.281	.202	.261
Net realized and unrealized gain (loss)	(.315)	(.154)	.002	(.204)	.040	.128
Total from investment operations	.049	.260	.307	.077	.242	.389
Distributions from net investment income	(.359)	(.400)	(.307)	(.279)	(.192)	(.279)
Distributions from net realized gain	-	-	-	(.008)	-	-
Total distributions	(.359)	(.400)	(.307)	(.287)	(.192)	(.279)
Net asset value, end of period	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55
Total Return B, C, D	.51%	2.79%	3.33%	.81%	2.56%	4.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%	.78%	.78% A	.85%	.87%	.81%
Expenses net of fee waivers, if any	.78%	.78%	.78% A	.85%	.87%	.81%
Expenses net of all reductions	.78%	.77%	.78% A	.85%	.87%	.81%
Net investment income	3.98%	4.41%	3.91% A	2.96%	2.13%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,015	$ 412,412	$ 377,221	$ 369,512	$ 357,760	$ 186,290
Portfolio turnover rate G	94%	91% K	55% A	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income E	.368	.417	.308	.284	.207	.261
Net realized and unrealized gain (loss)	(.327)	(.154)	.002	(.194)	.038	.118
Total from investment operations	.041	.263	.310	.090	.245	.379
Distributions from net investment income	(.361)	(.403)	(.310)	(.282)	(.195)	(.279)
Distributions from net realized gain	-	-	-	(.008)	-	-
Total distributions	(.361)	(.403)	(.310)	(.290)	(.195)	(.279)
Net asset value, end of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Total Return B, C, D	.43%	2.82%	3.36%	.95%	2.59%	4.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.76%	.75%	.74% A	.81%	.83%	.82%
Expenses net of fee waivers, if any	.76%	.75%	.74% A	.81%	.83%	.82%
Expenses net of all reductions	.76%	.75%	.74% A	.81%	.83%	.82%
Net investment income	4.01%	4.44%	3.95% A	2.99%	2.16%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,850	$ 516,227	$ 514,917	$ 544,662	$ 517,440	$ 468,931
Portfolio turnover rate G	94%	91% K	55% A	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46
Income from Investment Operations
Net investment income E	.295	.344	.247	.210	.130	.183
Net realized and unrealized gain (loss)	(.326)	(.155)	.002	(.194)	.038	.120
Total from investment operations	(.031)	.189	.249	.016	.168	.303
Distributions from net investment income	(.289)	(.329)	(.249)	(.208)	(.118)	(.203)
Distributions from net realized gain	-	-	-	(.008)	-	-
Total distributions	(.289)	(.329)	(.249)	(.216)	(.118)	(.203)
Net asset value, end of period	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56
Total Return B, C, D	(.36)%	2.01%	2.68%	.17%	1.77%	3.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%	1.54%	1.54% A	1.61%	1.63%	1.61%
Expenses net of fee waivers, if any	1.55%	1.54%	1.54% A	1.60%	1.63%	1.61%
Expenses net of all reductions	1.55%	1.53%	1.53% A	1.60%	1.63%	1.61%
Net investment income	3.22%	3.65%	3.15% A	2.21%	1.36%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,617	$ 19,895	$ 30,678	$ 39,190	$ 53,502	$ 49,353
Portfolio turnover rate G	94%	91% K	55% A	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006 I

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income E	.291	.340	.244	.206	.129	.182
Net realized and unrealized gain (loss)	(.315)	(.155)	.002	(.204)	.048	.118
Total from investment operations	(.024)	.185	.246	.002	.177	.300
Distributions from net investment income	(.286)	(.325)	(.246)	(.204)	(.117)	(.200)
Distributions from net realized gain	-	-	-	(.008)	-	-
Total distributions	(.286)	(.325)	(.246)	(.212)	(.117)	(.200)
Net asset value, end of period	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55
Total Return B, C, D	(.29)%	1.98%	2.65%	.02%	1.86%	3.19%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58%	1.57%	1.58% A	1.64%	1.65%	1.64%
Expenses net of fee waivers, if any	1.58%	1.57%	1.58% A	1.64%	1.65%	1.64%
Expenses net of all reductions	1.58%	1.57%	1.57% A	1.64%	1.65%	1.64%
Net investment income	3.18%	3.62%	3.12% A	2.16%	1.34%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,150	$ 129,105	$ 156,364	$ 194,992	$ 273,166	$ 359,779
Portfolio turnover rate G	94%	91% K	55% A	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006 H

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income D	.385	.435	.321	.301	.225	.278
Net realized and unrealized gain (loss)	(.324)	(.154)	.003	(.194)	.038	.119
Total from investment operations	.061	.281	.324	.107	.263	.397
Distributions from net investment income	(.381)	(.421)	(.324)	(.299)	(.213)	(.297)
Distributions from net realized gain	-	-	-	(.008)	-	-
Total distributions	(.381)	(.421)	(.324)	(.307)	(.213)	(.297)
Net asset value, end of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Total Return B, C	.65%	3.02%	3.51%	1.14%	2.78%	4.24%
Ratios to Average Net Assets E, G
Expenses before reductions	.54%	.55%	.57% A	.63%	.64%	.63%
Expenses net of fee waivers, if any	.54%	.55%	.57% A	.63%	.64%	.63%
Expenses net of all reductions	.54%	.55%	.57% A	.63%	.64%	.63%
Net investment income	4.23%	4.64%	4.12% A	3.18%	2.35%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 589,076	$ 361,894	$ 224,908	$ 151,257	$ 98,505	$ 91,138
Portfolio turnover rate F	94%	91% J	55% A	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, partnerships, (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 9,364,706
Unrealized depreciation	(61,441,741)
Net unrealized appreciation (depreciation)	$ (52,077,035)
Capital loss carryforward	(13,532,123)

Cost for federal income tax purposes	$ 1,735,724,317

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 54,115,364	$ 57,472,140

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $104,979,552 and $383,902,948, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 594,026	$ 17,109
Class T	0%	.15%	667,430	306
Class B	.65%	.25%	139,712	101,119
Class C	.75%	.25%	1,129,581	73,962
			$ 2,530,749	$ 192,496

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,611
Class T	15,488
Class B*	24,584
Class C*	16,537
$ 82,220

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 993,150.25
Class T	996,920.22
Class B	40,902.26
Class C	226,612.20
Institutional Class	623,491.16
	$ 2,881,075

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,640 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Annual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $654,893.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20,635. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,285
Class C	236
Institutional Class	5,438
$ 6,959

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 15,639,258	$ 16,688,665
Class T	17,927,649	22,186,363
Class B	501,393	850,272
Class C	3,571,643	4,805,418
Institutional Class	16,475,421	12,941,422
Total	$ 54,115,364	$ 57,472,140

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2008	2007	2008	2007
Class A
Shares sold	11,302,265	16,613,696	$ 103,603,312	$ 156,014,787
Reinvestment of distributions	1,539,856	1,587,733	14,071,246	14,900,027
Shares redeemed	(19,150,281)	(13,781,919)	(174,320,632)	(129,393,235)
Net increase (decrease)	(6,308,160)	4,419,510	$ (56,646,074)	$ 41,521,579
Class T
Shares sold	10,974,663	19,335,798	$ 100,897,906	$ 181,733,172
Reinvestment of distributions	1,767,638	2,112,360	16,191,013	19,843,376
Shares redeemed	(31,063,213)	(20,467,284)	(283,101,603)	(192,353,864)
Net increase (decrease)	(18,320,912)	980,874	$ (166,012,684)	$ 9,222,684
Class B
Shares sold	661,531	916,395	$ 6,072,366	$ 8,591,803
Reinvestment of distributions	41,928	76,879	384,593	723,561
Shares redeemed	(1,552,588)	(2,106,976)	(14,215,142)	(19,833,218)
Net increase (decrease)	(849,129)	(1,113,702)	$ (7,758,183)	$ (10,517,854)
Class C
Shares sold	1,924,284	2,247,485	$ 17,674,887	$ 21,090,690
Reinvestment of distributions	261,023	326,579	2,389,857	3,069,001
Shares redeemed	(5,267,046)	(5,263,789)	(48,161,144)	(49,508,922)
Net increase (decrease)	(3,081,739)	(2,689,725)	$ (28,096,400)	$ (25,349,231)
Institutional Class
Shares sold	38,519,700	21,192,347	$ 347,579,198	$ 199,239,817
Reinvestment of distributions	1,561,667	1,130,797	14,241,593	10,613,254
Shares redeemed	(13,302,803)	(7,160,362)	(121,692,885)	(67,129,570)
Net increase (decrease)	26,778,564	15,162,782	$ 240,127,906	$ 142,723,501

Annual Report

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Advisor Short Fixed-Income. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Advisor Short Fixed-Income. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Advisor Short Fixed-Income. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Advisor Short Fixed-Income. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Short Fixed-Income. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Advisor Short Fixed-Income. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-
present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Advisor Short Fixed-Income. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-
present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Advisor Short Fixed-Income. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Short Fixed-Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 3.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $35,006,262 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Short Fixed-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's more recent disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Short Fixed-Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class T ranked below its competitive median for 2007, and the total expenses of each of Class B, Class C, and Institutional Class ranked above its competitive median for 2007. The Board considered that the total expenses of Class B and Class C were above the median primarily due to higher transfer agent fees. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

SFII-UANN-1008
1.784770.105

Item 2. Code of Ethics

As of the end of the period, August 31, 2008, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Intermediate Bond Fund and Fidelity Advisor Mortgage Securities Fund (the "Funds"):

Services Billed by PwC

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$ 96,000	$ -	$ 3,000	$ 1,800
Fidelity Advisor Mortgage Securities Fund	$ 108,000	$ -	$ 16,800	$ 1,900

August 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$ 77,000	$ -	$ 2,900	$ 2,100
Fidelity Advisor Mortgage Securities Fund	$ 97,000	$ -	$ 2,900	$ 2,300

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Short Fixed-Income Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$ 156,000	$ -	$ 5,600	$ -

August 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$ 113,000	$ -	$ 5,200	$ -

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2008A	August 31, 2007A
Audit-Related Fees	$ 1,295,000	$ -
Tax Fees	$ -	$ -
All Other Fees	$ 185,000	$ 275,000

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2008A	August 31, 2007A
Audit-Related Fees	$ 410,000	$ -
Tax Fees	$ -	$ -
All Other Fees	$ -	$ -B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2008 A	August 31, 2007 A
PwC	$2,480,000	$1,395,000
Deloitte Entities	$1,075,000	$400,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2008